UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

August 31, 2015

1.855575.108
HUN-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.9%
Ford Motor Co.	1,199,424	$16,636,011
General Motors Co.	407,332	11,991,854
		28,627,865
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	289,198	27,479,594
Starbucks Corp.	452,723	24,768,475
		52,248,069
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	115,212	59,091,083
Priceline Group, Inc. (a)	15,640	19,528,730
		78,619,813
Media - 3.7%
Comcast Corp. Class A	758,373	42,719,151
The Walt Disney Co.	470,983	47,983,748
Time Warner, Inc.	248,795	17,689,325
Twenty-First Century Fox, Inc. Class A	533,859	14,622,398
		123,014,622
Multiline Retail - 0.4%
Target Corp.	192,643	14,970,288
Specialty Retail - 2.0%
Home Depot, Inc.	391,920	45,643,003
Lowe's Companies, Inc.	281,405	19,464,784
		65,107,787
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	210,113	23,480,128

TOTAL CONSUMER DISCRETIONARY		386,068,572

CONSUMER STAPLES - 10.9%
Beverages - 2.7%
PepsiCo, Inc.	445,347	41,386,097
The Coca-Cola Co.	1,183,577	46,538,248
		87,924,345
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	132,600	18,570,630
CVS Health Corp.	340,434	34,860,442
Wal-Mart Stores, Inc.	476,127	30,819,701
Walgreens Boots Alliance, Inc.	263,278	22,786,711
		107,037,484
Food Products - 0.6%
Mondelez International, Inc.	490,776	20,789,271
Household Products - 2.2%
Colgate-Palmolive Co.	256,547	16,113,717
Procter & Gamble Co.	818,551	57,846,999
		73,960,716
Tobacco - 2.1%
Altria Group, Inc.	593,340	31,791,157
Philip Morris International, Inc.	467,400	37,298,520
		69,089,677

TOTAL CONSUMER STAPLES		358,801,493

ENERGY - 7.5%
Energy Equipment & Services - 1.2%
Halliburton Co.	256,721	10,101,971
Schlumberger Ltd.	383,096	29,640,138
		39,742,109
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	153,252	10,969,778
Chevron Corp.	567,368	45,951,134
ConocoPhillips Co.	371,998	18,283,702
Devon Energy Corp.	116,593	4,973,857
Exxon Mobil Corp.	1,261,503	94,915,486
Kinder Morgan, Inc.	523,332	16,961,190
Occidental Petroleum Corp.	231,753	16,920,287
		208,975,434

TOTAL ENERGY		248,717,543

FINANCIALS - 15.0%
Banks - 8.2%
Bank of America Corp.	3,168,640	51,775,578
Citigroup, Inc.	915,445	48,957,999
JPMorgan Chase & Co.	1,119,690	71,772,129
U.S. Bancorp	534,951	22,655,175
Wells Fargo & Co.	1,413,769	75,396,301
		270,557,182
Capital Markets - 1.6%
Bank of New York Mellon Corp.	338,377	13,467,405
Goldman Sachs Group, Inc.	121,221	22,862,281
Morgan Stanley	463,621	15,971,743
		52,301,429
Consumer Finance - 1.0%
American Express Co.	263,573	20,221,321
Capital One Financial Corp.	164,864	12,818,176
		33,039,497
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	550,257	73,756,448
Insurance - 1.5%
Allstate Corp.	123,405	7,192,043
American International Group, Inc.	402,305	24,275,084
MetLife, Inc.	336,659	16,866,616
		48,333,743
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	93,914	16,840,658

TOTAL FINANCIALS		494,828,957

HEALTH CARE - 15.9%
Biotechnology - 4.0%
Amgen, Inc.	229,401	34,818,484
Biogen, Inc. (a)	70,972	21,099,976
Celgene Corp. (a)	239,303	28,256,898
Gilead Sciences, Inc.	443,402	46,588,248
		130,763,606
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	449,180	20,343,362
Medtronic PLC	429,964	31,082,098
		51,425,460
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	287,204	33,229,503
Pharmaceuticals - 9.3%
AbbVie, Inc.	518,817	32,379,369
Allergan PLC (a)	118,407	35,964,942
Bristol-Myers Squibb Co.	502,951	29,910,496
Eli Lilly & Co.	294,646	24,264,098
Johnson & Johnson	836,669	78,630,153
Merck & Co., Inc.	852,412	45,902,386
Pfizer, Inc.	1,857,861	59,860,281
		306,911,725

TOTAL HEALTH CARE		522,330,294

INDUSTRIALS - 9.1%
Aerospace & Defense - 3.4%
General Dynamics Corp.	94,224	13,382,635
Honeywell International, Inc.	235,853	23,413,127
Lockheed Martin Corp.	80,723	16,239,853
Raytheon Co.	92,066	9,442,289
The Boeing Co.	194,036	25,356,624
United Technologies Corp.	249,786	22,882,895
		110,717,423
Air Freight & Logistics - 1.0%
FedEx Corp.	79,537	11,979,068
United Parcel Service, Inc. Class B	209,378	20,445,762
		32,424,830
Electrical Equipment - 0.3%
Emerson Electric Co.	201,638	9,622,165
Industrial Conglomerates - 3.1%
3M Co.	191,390	27,204,175
General Electric Co.	3,040,058	75,454,240
		102,658,415
Machinery - 0.4%
Caterpillar, Inc.	182,128	13,921,864
Road & Rail - 0.9%
Norfolk Southern Corp.	91,977	7,165,928
Union Pacific Corp.	264,179	22,650,707
		29,816,635

TOTAL INDUSTRIALS		299,161,332

INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,534,488	39,712,549
QUALCOMM, Inc.	491,665	27,818,406
		67,530,955
Internet Software & Services - 5.0%
Facebook, Inc. Class A (a)	635,465	56,829,635
Google, Inc.:
Class A (a)	86,351	55,939,905
Class C	86,599	53,539,832
		166,309,372
IT Services - 4.2%
Accenture PLC Class A	188,950	17,812,317
IBM Corp.	276,311	40,863,634
MasterCard, Inc. Class A	292,423	27,011,113
PayPal Holdings, Inc. (a)	333,542	11,673,970
Visa, Inc. Class A	583,231	41,584,370
		138,945,404
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,431,335	40,850,301
Texas Instruments, Inc.	313,893	15,016,641
		55,866,942
Software - 4.3%
Microsoft Corp.	2,440,745	106,221,222
Oracle Corp.	961,855	35,675,202
		141,896,424
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	1,738,189	195,998,187
EMC Corp.	585,949	14,572,552
Hewlett-Packard Co.	545,022	15,293,317
		225,864,056

TOTAL INFORMATION TECHNOLOGY		796,413,153

MATERIALS - 1.3%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	273,123	14,065,835
Monsanto Co.	143,647	14,027,130
The Dow Chemical Co.	326,971	14,308,251
		42,401,216
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,853,827	61,547,056
Verizon Communications, Inc.	1,230,540	56,617,145
		118,164,201
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	259,850	7,992,986
Southern Co.	274,036	11,895,903
		19,888,889
TOTAL COMMON STOCKS
(Cost $3,132,287,903)		3,286,775,650
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (b)
(Cost $1,998,228)	2,000,000	1,998,598
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.15% (c)
(Cost $21,509,196)	21,509,196	21,509,196
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,155,795,327)		3,310,283,444
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,898,863)
NET ASSETS - 100%		$3,294,384,581

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	7,384,500	$(561,140)
4 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	393,840	(30,443)
TOTAL FUTURES CONTRACTS			$(591,583)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,535,923.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,957
Fidelity Securities Lending Cash Central Fund	240
Total	$13,197

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$386,068,572	$386,068,572	$--	$--
Consumer Staples	358,801,493	358,801,493	--	--
Energy	248,717,543	248,717,543	--	--
Financials	494,828,957	494,828,957	--	--
Health Care	522,330,294	522,330,294	--	--
Industrials	299,161,332	299,161,332	--	--
Information Technology	796,413,153	796,413,153	--	--
Materials	42,401,216	42,401,216	--	--
Telecommunication Services	118,164,201	118,164,201	--	--
Utilities	19,888,889	19,888,889	--	--
U.S. Government and Government Agency Obligations	1,998,598	--	1,998,598	--
Money Market Funds	21,509,196	21,509,196	--	--
Total Investments in Securities:	$3,310,283,444	$3,308,284,846	$1,998,598	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(591,583)	$(591,583)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $3,172,389,439. Net unrealized appreciation aggregated $137,894,005, of which $598,154,303 related to appreciated investment securities and $460,260,298 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2015

1.805775.111
ETF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	2,081	$13,006
China XD Plastics Co. Ltd. (a)	3,200	18,496
Dorman Products, Inc. (a)(b)	3,174	159,811
Federal-Mogul Corp. Class A (a)	15,738	144,790
Fox Factory Holding Corp. (a)	2,926	43,949
Fuel Systems Solutions, Inc. (a)	1,672	11,453
Gentex Corp.	23,618	366,079
Gentherm, Inc. (a)	2,927	133,442
Motorcar Parts of America, Inc. (a)	1,760	56,126
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,962	3,257
Remy International, Inc.	3,297	96,602
Shiloh Industries, Inc. (a)	1,696	19,521
SORL Auto Parts, Inc. (a)	1,505	3,115
Spartan Motors, Inc.	3,436	15,015
Strattec Security Corp.	304	19,179
Sypris Solutions, Inc.	2,086	2,941
The Goodyear Tire & Rubber Co.	22,116	658,393
		1,765,175
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(b)	3,469	23,450
Tesla Motors, Inc. (a)(b)	10,381	2,585,492
		2,608,942
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,994	119,859
LKQ Corp. (a)	25,313	759,137
Pool Corp.	3,500	243,880
VOXX International Corp. (a)	1,989	15,415
Weyco Group, Inc.	1,280	34,496
		1,172,787
Diversified Consumer Services - 0.2%
2U, Inc. (a)	3,603	125,997
American Public Education, Inc. (a)	1,670	36,623
Apollo Education Group, Inc. Class A (non-vtg.) (a)	9,317	103,512
Ascent Capital Group, Inc. (a)(b)	1,061	29,793
Cambium Learning Group, Inc. (a)	3,020	15,734
Capella Education Co.	1,154	56,258
Career Education Corp. (a)	7,080	26,267
Collectors Universe, Inc.	1,073	20,033
Grand Canyon Education, Inc. (a)	3,744	138,378
Houghton Mifflin Harcourt Co. (a)	11,433	258,157
Liberty Tax, Inc.	1,419	33,432
Lincoln Educational Services Corp. (b)	2,250	1,008
National American University Holdings, Inc.	1,577	4,510
Steiner Leisure Ltd. (a)	1,344	85,572
Strayer Education, Inc. (a)	969	50,621
Tarena International, Inc. ADR (a)(b)	2,982	25,198
		1,011,093
Hotels, Restaurants & Leisure - 2.7%
Amaya, Inc. (a)	11,472	239,102
Ambassadors Group, Inc. (a)	2,091	5,646
BJ's Restaurants, Inc. (a)	2,028	87,184
Bloomin' Brands, Inc.	10,118	209,443
Bob Evans Farms, Inc.	2,058	93,001
Bojangles', Inc. (a)(b)	2,758	57,422
Bravo Brio Restaurant Group, Inc. (a)	1,061	13,528
Buffalo Wild Wings, Inc. (a)(b)	1,545	293,056
Caesars Acquisition Co. (a)	12,087	86,059
Caesars Entertainment Corp. (a)(b)	11,399	108,860
Carrols Restaurant Group, Inc. (a)	2,567	32,473
Century Casinos, Inc. (a)	2,241	13,043
China Lodging Group Ltd. ADR (a)	2,838	72,795
Churchill Downs, Inc.	1,483	197,046
Chuy's Holdings, Inc. (a)(b)	1,321	40,475
Cosi, Inc. (a)	2,286	2,720
Cracker Barrel Old Country Store, Inc. (b)	1,894	273,077
Dave & Buster's Entertainment, Inc.	3,055	105,214
Del Frisco's Restaurant Group, Inc. (a)	1,708	25,347
Del Taco Restaurants, Inc. (a)(b)	2,928	37,156
Denny's Corp. (a)	5,923	66,515
Diversified Restaurant Holdings, Inc. (a)	3,853	10,442
Dunkin' Brands Group, Inc.	7,763	389,392
El Pollo Loco Holdings, Inc. (a)	2,890	37,599
Eldorado Resorts, Inc. (a)	5,963	56,171
Empire Resorts, Inc. (a)(b)	6,165	26,263
Famous Dave's of America, Inc. (a)	675	9,862
Fiesta Restaurant Group, Inc. (a)	2,279	117,688
Fogo de Chao, Inc.	1,920	36,902
Golden Entertainment, Inc. (a)	1,356	12,475
Habit Restaurants, Inc. Class A (b)	855	21,307
Homeinns Hotel Group ADR (a)	2,818	74,959
Iao Kun Group Holding Co. Ltd.	4,800	6,672
Icahn Enterprises LP	10,622	778,380
Ignite Restaurant Group, Inc. (a)(b)	1,930	9,476
International Speedway Corp. Class A	2,286	73,358
Interval Leisure Group, Inc.	5,312	106,559
Isle of Capri Casinos, Inc. (a)	3,400	62,764
Jack in the Box, Inc.	3,105	242,749
Jamba, Inc. (a)(b)	1,121	15,492
Kona Grill, Inc. (a)	869	15,964
Lindblad Expeditions Holdings (a)	3,525	33,699
Marriott International, Inc. Class A	22,508	1,590,415
Melco Crown Entertainment Ltd. sponsored ADR (b)	13,749	242,257
Monarch Casino & Resort, Inc. (a)	1,728	30,326
Morgans Hotel Group Co. (a)	3,041	13,958
Nathan's Famous, Inc. (a)	228	7,378
Noodles & Co. (a)(b)	2,502	29,824
Norwegian Cruise Line Holdings Ltd. (a)	18,745	1,079,712
Panera Bread Co. Class A (a)	2,069	368,903
Papa John's International, Inc.	3,276	220,311
Papa Murphy's Holdings, Inc. (a)(b)	937	13,849
Penn National Gaming, Inc. (a)	6,886	125,050
Popeyes Louisiana Kitchen, Inc. (a)	1,856	103,231
Potbelly Corp. (a)(b)	2,250	23,760
Premier Exhibitions, Inc. (a)	326	747
RCI Hospitality Holdings, Inc. (a)	1,158	12,564
Red Robin Gourmet Burgers, Inc. (a)	1,189	93,681
Ruth's Hospitality Group, Inc.	3,688	59,303
Scientific Games Corp. Class A (a)(b)	7,397	81,515
Sonic Corp.	4,263	115,101
Starbucks Corp.	123,995	6,783,766
Texas Roadhouse, Inc. Class A	5,643	203,092
The Cheesecake Factory, Inc.	3,821	207,366
Town Sports International Holdings, Inc. (a)	2,465	6,360
Tuniu Corp. Class A sponsored ADR (a)	1,453	17,770
Wendy's Co.	23,920	217,911
Wingstop, Inc. (b)	2,240	61,286
Wynn Resorts Ltd.	8,311	623,741
		16,530,512
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	1,412	40,976
Cavco Industries, Inc. (a)	749	53,591
Dixie Group, Inc. (a)(b)	1,089	10,879
Flexsteel Industries, Inc.	681	20,975
Garmin Ltd.	15,915	598,563
GoPro, Inc. Class A (a)	8,012	373,279
Green Brick Partners, Inc. (a)	2,204	26,779
Helen of Troy Ltd. (a)	2,311	196,759
Hooker Furniture Corp.	260	6,204
iRobot Corp. (a)	2,275	66,658
LGI Homes, Inc. (a)(b)	1,735	45,179
Lifetime Brands, Inc.	1,152	16,727
Nova LifeStyle, Inc. (a)(b)	1,967	4,209
Skullcandy, Inc. (a)	1,796	12,608
SodaStream International Ltd. (a)(b)	1,730	26,365
Turtle Beach Corp. (a)	3,200	7,424
Universal Electronics, Inc. (a)	1,419	64,692
Zagg, Inc. (a)	3,046	22,297
		1,594,164
Internet & Catalog Retail - 6.1%
1-800-FLOWERS.com, Inc. Class A (a)	2,155	18,080
Amazon.com, Inc. (a)	38,428	19,709,337
Blue Nile, Inc. (a)(b)	871	29,666
CafePress, Inc. (a)	5,189	22,053
Cnova NV (a)(b)	38,028	170,365
Ctrip.com International Ltd. sponsored ADR (a)(b)	12,332	819,461
eLong, Inc. sponsored ADR (a)(b)	1,474	25,235
Etsy, Inc. (b)	9,493	136,035
EVINE Live, Inc. (a)	3,425	9,213
Expedia, Inc.	9,451	1,086,770
FTD Companies, Inc. (a)(b)	2,360	70,540
Gaiam, Inc. Class A (a)(b)	1,761	10,760
Groupon, Inc. Class A (a)	55,687	250,592
HSN, Inc.	4,247	258,260
JD.com, Inc. sponsored ADR (a)(b)	66,869	1,730,570
Lands' End, Inc. (a)(b)	2,689	68,408
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	11,195	444,777
Series A (a)	38,752	1,047,854
Liberty TripAdvisor Holdings, Inc. (a)	6,558	166,376
MakeMyTrip Ltd. (a)(b)	3,882	55,784
Netflix, Inc. (a)	35,002	4,026,280
NutriSystem, Inc.	2,912	81,478
Overstock.com, Inc. (a)	2,059	40,459
PetMed Express, Inc. (b)	1,762	29,214
Priceline Group, Inc. (a)	4,273	5,335,439
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	3,243	105,398
Shutterfly, Inc. (a)	3,144	122,176
TripAdvisor, Inc. (a)	10,816	756,038
U.S. Auto Parts Network, Inc. (a)	2,593	5,575
zulily, Inc. Class A (a)	4,837	85,857
		36,718,050
Leisure Products - 0.3%
Arctic Cat, Inc.	1,283	33,910
Black Diamond, Inc. (a)	4,069	30,314
Escalade, Inc.	1,766	31,594
Hasbro, Inc.	10,261	765,368
JAKKS Pacific, Inc. (a)(b)	1,902	18,126
Johnson Outdoors, Inc. Class A	792	19,855
Malibu Boats, Inc. Class A (a)	1,088	18,790
Mattel, Inc.	27,695	648,894
Smith & Wesson Holding Corp. (a)	4,654	84,144
Summer Infant, Inc. (a)	1,994	3,390
		1,654,385
Media - 5.3%
AirMedia Group, Inc. ADR (a)(b)	4,451	20,341
AMC Networks, Inc. Class A (a)	4,979	360,380
Bona Film Group Ltd. sponsored ADR (a)(b)	3,084	35,744
Carmike Cinemas, Inc. (a)	2,113	50,395
Central European Media Enterprises Ltd. Class A (a)(b)	12,841	28,250
Charter Communications, Inc. Class A (a)(b)	9,232	1,676,624
Cinedigm Corp. (a)(b)	7,561	4,272
Comcast Corp.:
Class A	177,850	10,018,291
Class A (special) (non-vtg.) (b)	28,774	1,647,024
Crown Media Holdings, Inc. Class A (a)	34,211	183,029
CTC Media, Inc.	12,832	23,483
Cumulus Media, Inc. Class A (a)	19,906	28,466
Daily Journal Corp. (a)(b)	183	35,678
Dex Media, Inc. (a)(b)	1,126	293
Discovery Communications, Inc.:
Class A (a)(b)	16,145	429,457
Class B (a)	425	11,250
Class C (non-vtg.) (a)	18,515	469,540
DISH Network Corp. Class A (a)	18,473	1,094,895
DreamWorks Animation SKG, Inc. Class A (a)(b)	6,283	125,283
Emmis Communications Corp. Class A (a)	5,571	7,019
Global Eagle Entertainment, Inc. (a)(b)	6,573	77,364
Hemisphere Media Group, Inc. (a)(b)	1,353	18,414
Liberty Broadband Corp.:
Class A (a)	2,387	130,020
Class C (a)	6,163	329,905
Liberty LiLac Group:
Class A (a)	985	33,854
Class A(a)	20,316	977,606
Class B(a)	769	35,759
Class C (a)	2,577	85,685
Class C(a)	51,579	2,314,350
Liberty Media Corp.:
Class A (a)	8,749	325,900
Class C (a)	18,589	673,294
Loral Space & Communications Ltd. (a)	1,774	96,169
Markit Ltd. (a)	17,440	498,435
MDC Partners, Inc. Class A (sub. vtg.)	4,034	79,228
Morningstar, Inc.	3,674	293,112
National CineMedia, Inc.	4,480	58,912
News Corp.:
Class A	24,156	329,246
Class B	23,144	320,082
Nexstar Broadcasting Group, Inc. Class A	2,533	117,734
Radio One, Inc. Class D (non-vtg.) (a)	4,753	14,734
ReachLocal, Inc. (a)	2,188	5,361
Reading International, Inc. Class A (a)	2,059	26,417
Rentrak Corp. (a)(b)	1,336	60,975
RRSat Global Communications Network Ltd.	1,926	12,384
Salem Communications Corp. Class A	1,484	9,498
Scholastic Corp.	2,818	121,766
SFX Entertainment, Inc. (a)(b)	6,435	6,564
Sinclair Broadcast Group, Inc. Class A	5,993	160,493
Sirius XM Holdings, Inc. (a)	448,930	1,712,668
Sizmek, Inc. (a)	2,338	15,361
Starz Series A (a)(b)	8,455	317,993
Twenty-First Century Fox, Inc.:
Class A	99,686	2,730,400
Class B	70,308	1,944,719
Value Line, Inc.	960	12,096
Viacom, Inc.:
Class A	4,267	184,718
Class B (non-vtg.)	28,109	1,146,004
Videocon d2h Ltd. sponsored ADR (a)	3,084	33,739
VisionChina Media, Inc. ADR (a)	326	3,149
WPP PLC ADR	1,173	121,007
		31,684,829
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	19,375	1,477,538
Fred's, Inc. Class A	3,309	43,414
Gordmans Stores, Inc. (a)(b)	1,739	6,573
Ollie's Bargain Outlet Holdings, Inc. (a)	4,438	79,396
Sears Canada, Inc. (a)(b)	9,910	62,145
Sears Holdings Corp. (a)(b)	8,944	238,626
The Bon-Ton Stores, Inc. (b)	1,089	4,345
Tuesday Morning Corp. (a)(b)	3,494	27,707
		1,939,744
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	512	18,330
Ascena Retail Group, Inc. (a)	13,184	159,131
bebe stores, Inc.	7,466	10,228
Bed Bath & Beyond, Inc. (a)	14,167	879,912
Big 5 Sporting Goods Corp.	2,214	25,461
Books-A-Million, Inc. (a)	1,638	5,242
Citi Trends, Inc.	1,312	34,650
Conn's, Inc. (a)(b)	3,153	94,117
DavidsTea, Inc.	1,650	22,754
Destination Maternity Corp.	1,003	11,384
Destination XL Group, Inc. (a)	4,809	29,094
Finish Line, Inc. Class A	4,001	105,506
Five Below, Inc. (a)	4,489	173,590
Francesca's Holdings Corp. (a)	3,654	41,071
Hibbett Sports, Inc. (a)	2,121	83,780
Kirkland's, Inc.	1,985	44,305
Mattress Firm Holding Corp. (a)(b)	3,074	184,717
Michaels Companies, Inc. (a)	16,749	438,991
Monro Muffler Brake, Inc.	2,503	158,665
O'Reilly Automotive, Inc. (a)	8,311	1,995,222
Office Depot, Inc. (a)	43,536	345,240
Outerwall, Inc.	1,705	105,028
Pacific Sunwear of California, Inc. (a)(b)	5,952	4,226
Perfumania Holdings, Inc. (a)	480	2,654
Rent-A-Center, Inc.	4,772	128,319
Ross Stores, Inc.	33,899	1,648,169
Sears Hometown & Outlet Stores, Inc. (a)	1,931	14,830
Select Comfort Corp. (a)	4,557	110,963
Shoe Carnival, Inc.	1,514	39,213
Sportsman's Warehouse Holdings, Inc. (a)	3,655	47,223
Staples, Inc.	52,967	752,661
Stein Mart, Inc.	3,776	40,554
The Children's Place Retail Stores, Inc.	1,859	111,391
Tile Shop Holdings, Inc. (a)(b)	4,324	51,456
Tractor Supply Co.	11,175	953,339
Trans World Entertainment Corp. (a)	5,317	19,779
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,300	837,877
Urban Outfitters, Inc. (a)	10,935	337,454
West Marine, Inc. (a)	1,953	17,128
Winmark Corp.	513	50,736
Zumiez, Inc. (a)(b)	2,502	58,322
		10,192,712
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	864	22,153
Columbia Sportswear Co.	5,836	358,155
Crocs, Inc. (a)	5,993	88,277
Fossil Group, Inc. (a)	3,941	242,687
G-III Apparel Group Ltd. (a)	3,761	260,750
Iconix Brand Group, Inc. (a)(b)	4,008	55,671
Joe's Jeans, Inc. (a)	5,420	894
Kingold Jewelry, Inc.	4,225	2,915
lululemon athletica, Inc. (a)(b)	10,896	697,453
Perry Ellis International, Inc. (a)	1,569	38,848
Sequential Brands Group, Inc. (a)(b)	3,209	52,531
Steven Madden Ltd. (a)	5,204	212,635
Superior Uniform Group, Inc.	551	9,356
Vera Bradley, Inc. (a)	3,402	36,810
		2,079,135

TOTAL CONSUMER DISCRETIONARY		108,951,528

CONSUMER STAPLES - 5.8%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	672	103,643
Craft Brew Alliance, Inc. (a)	1,511	12,345
MGP Ingredients, Inc.	1,515	24,149
Monster Beverage Corp. (a)	16,825	2,329,590
National Beverage Corp. (a)	4,235	111,889
		2,581,616
Food & Staples Retailing - 2.5%
Andersons, Inc.	2,278	80,596
Casey's General Stores, Inc.	3,136	331,977
Chefs' Warehouse Holdings (a)(b)	2,899	43,891
Costco Wholesale Corp.	36,161	5,064,348
Fairway Group Holdings Corp. (a)(b)	2,122	4,817
Fresh Market, Inc. (a)(b)	4,007	86,271
Ingles Markets, Inc. Class A	1,297	64,461
PriceSmart, Inc.	2,592	220,346
SpartanNash Co.	3,232	91,466
Sprouts Farmers Market LLC (a)(b)	12,362	251,814
United Natural Foods, Inc. (a)	4,039	194,478
Village Super Market, Inc. Class A	1,468	40,796
Walgreens Boots Alliance, Inc.	89,835	7,775,219
Whole Foods Market, Inc.	29,255	958,394
		15,208,874
Food Products - 2.8%
Alico, Inc.	867	36,475
Arcadia Biosciences, Inc. (b)	4,926	32,068
Blue Buffalo Pet Products, Inc. (a)	16,103	411,432
Boulder Brands, Inc. (a)(b)	5,441	44,616
Bridgford Foods Corp. (a)	1,864	16,552
Cal-Maine Foods, Inc. (b)	3,782	200,900
Calavo Growers, Inc.	1,574	91,686
Diamond Foods, Inc. (a)	2,476	74,701
Farmer Brothers Co. (a)	1,600	36,576
Freshpet, Inc. (b)	2,664	34,605
Inventure Foods, Inc. (a)	1,610	13,927
J&J Snack Foods Corp.	1,639	186,780
John B. Sanfilippo & Son, Inc.	770	39,801
Keurig Green Mountain, Inc.	12,756	721,990
Lancaster Colony Corp.	2,309	218,962
Landec Corp. (a)	2,278	30,297
Lifeway Foods, Inc. (a)	1,670	24,065
Limoneira Co. (b)	1,039	19,720
Mondelez International, Inc.	133,836	5,669,293
Origin Agritech Ltd. (a)(b)	2,122	2,971
Pilgrim's Pride Corp. (b)	21,042	441,356
Pingtan Marine Enterprise Ltd. (b)	9,796	11,167
Sanderson Farms, Inc. (b)	1,800	124,272
Seneca Foods Corp. Class A (a)	1,025	30,217
SkyPeople Fruit Juice, Inc. (a)	1,924	1,905
Snyders-Lance, Inc.	5,870	198,230
SunOpta, Inc. (a)	5,633	49,908
The Hain Celestial Group, Inc. (a)	8,266	503,069
The Kraft Heinz Co.	99,976	7,264,256
		16,531,797
Household Products - 0.0%
Central Garden & Pet Co. (a)	444	5,443
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,313	41,909
WD-40 Co.	1,134	94,961
		142,313
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(b)	2,600	28,678
Inter Parfums, Inc.	2,358	60,601
LifeVantage Corp. (a)	8,522	7,244
Mannatech, Inc. (a)	234	4,048
Natural Health Trends Corp. (b)	1,386	37,062
Nature's Sunshine Products, Inc.	2,709	33,158
Neptune Technologies & Bioressources, Inc. (a)(b)	11,818	15,720
Nutraceutical International Corp. (a)	1,162	28,167
Reliv International, Inc. (a)	1,281	1,383
Synutra International, Inc. (a)(b)	6,272	31,360
The Female Health Co. (a)	1,902	2,663
		250,084

TOTAL CONSUMER STAPLES		34,714,684

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,392	11,075
ENGlobal Corp. (a)	2,240	2,307
Exterran Partners LP	5,186	112,744
Forbes Energy Services Ltd. (a)(b)	3,302	3,005
Geospace Technologies Corp. (a)(b)	1,032	18,277
Glori Energy, Inc. (a)(b)	1,895	1,895
Gulf Island Fabrication, Inc.	1,382	17,455
Matrix Service Co. (a)	2,214	44,280
Mitcham Industries, Inc. (a)(b)	710	3,060
Ocean Rig UDW, Inc. (United States)	16,399	56,905
Patterson-UTI Energy, Inc.	12,357	201,172
PHI, Inc. (non-vtg.) (a)	978	24,802
Profire Energy, Inc. (a)	6,260	6,823
RigNet, Inc. (a)	1,354	39,036
Synthesis Energy Systems, Inc. (a)(b)	3,333	3,275
Tesco Corp.	3,660	31,073
		577,184
Oil, Gas & Consumable Fuels - 0.6%
Abraxas Petroleum Corp. (a)	8,460	16,497
Aemetis, Inc. (a)	3,243	10,021
Alliance Holdings GP, LP	5,062	181,270
Alliance Resource Partners LP	6,152	157,368
Amyris, Inc. (a)(b)	17,260	31,241
Approach Resources, Inc. (a)(b)	3,489	8,932
Blueknight Energy Partners LP	3,467	21,495
BreitBurn Energy Partners LP	20,476	58,766
Calumet Specialty Products Partners LP	6,137	159,010
Capital Product Partners LP	8,002	56,654
Carrizo Oil & Gas, Inc. (a)	4,248	154,755
Ceres, Inc. (a)(b)	225	266
Clean Energy Fuels Corp. (a)(b)	7,074	37,634
Diamondback Energy, Inc.	5,511	376,346
Dorchester Minerals LP	2,756	42,222
Eagle Rock Energy Partners LP	14,444	22,822
Energy XXI (Bermuda) Ltd. (b)	7,697	14,624
Escalera Resources Co. (a)	864	99
EV Energy Partners LP	3,781	33,802
FX Energy, Inc. (a)(b)	3,712	3,598
Gevo, Inc. (a)	133	321
Golar LNG Ltd. (b)	7,727	300,889
Golar LNG Partners LP	4,008	79,238
Green Plains, Inc.	3,488	74,155
Gulf Coast Ultra Deep Royalty Trust (a)	24,276	7,283
Gulfport Energy Corp. (a)	8,915	319,424
Hallador Energy Co.	2,278	18,315
Hongli Clean Energy Technologies Corp. (a)	1,600	1,168
Isramco, Inc. (a)	202	26,462
Legacy Reserves LP	5,321	34,640
LINN Energy LLC/LINN Energy Finance Corp.	29,664	104,121
LinnCo LLC (b)	10,924	33,318
Martin Midstream Partners LP	3,234	86,639
Memorial Production Partners LP	6,282	48,309
Memorial Resource Development Corp. (a)	16,144	313,355
Mid-Con Energy Partners LP	1,901	5,418
Pacific Ethanol, Inc. (a)(b)	1,517	10,740
PDC Energy, Inc. (a)	3,564	200,226
PennTex Midstream Partners LP	1,623	29,782
PrimeEnergy Corp. (a)	352	19,642
Renewable Energy Group, Inc. (a)	3,336	28,089
Rex Energy Corp. (a)(b)	5,088	17,554
Solazyme, Inc. (a)(b)	7,490	19,849
StealthGas, Inc. (a)	2,374	11,609
TransGlobe Energy Corp. (a)	5,543	19,044
U.S. Energy Corp. (a)	2,285	1,417
Uranium Resources, Inc. (a)	1,861	1,600
Vanguard Natural Resources LLC	8,565	80,083
Vertex Energy, Inc. (a)(b)	3,018	7,726
Viper Energy Partners LP	6,730	109,968
Warren Resources, Inc. (a)(b)	5,478	3,287
Westmoreland Coal Co. (a)(b)	1,354	20,554
ZaZa Energy Corp. (a)(b)	789	387
		3,422,034

TOTAL ENERGY		3,999,218

FINANCIALS - 6.8%
Banks - 3.0%
1st Source Corp.	2,581	77,275
Access National Corp.	493	10,072
American National Bankshares, Inc.	637	15,052
American River Bankshares (a)	1,057	10,676
Ameris Bancorp	2,351	64,112
Ames National Corp.	815	19,291
Arrow Financial Corp.	1,596	43,938
BancFirst Corp.	1,280	77,402
Bancorp, Inc., Delaware (a)	2,794	20,508
Bank of Marin Bancorp	427	20,496
Bank of the Ozarks, Inc.	7,060	295,108
Banner Corp.	1,652	73,365
BBCN Bancorp, Inc.	7,046	102,519
BCB Bancorp, Inc.	1,414	16,261
Blue Hills Bancorp, Inc.	2,577	36,465
BNC Bancorp	2,542	52,518
BOK Financial Corp.	5,673	358,987
Boston Private Financial Holdings, Inc.	7,242	86,180
Bridge Bancorp, Inc.	2,378	62,684
Bryn Mawr Bank Corp.	1,216	36,091
BSB Bancorp, Inc. (a)	367	7,678
Camden National Corp.	910	36,409
Capital Bank Financial Corp. Series A (a)	2,260	69,540
Capital City Bank Group, Inc.	1,862	27,818
Cardinal Financial Corp.	2,694	60,103
Cascade Bancorp (a)	8,866	47,965
Cathay General Bancorp	6,602	195,617
Centerstate Banks of Florida, Inc.	3,403	47,029
Central Valley Community Bancorp	1,865	21,541
Century Bancorp, Inc. Class A (non-vtg.)	334	13,924
Chemical Financial Corp.	3,043	97,193
Citizens & Northern Corp.	2,067	41,299
City Holding Co.	1,452	69,144
CNB Financial Corp., Pennsylvania	1,446	24,654
CoBiz, Inc.	5,536	71,304
Colony Bankcorp, Inc. (a)	896	7,912
Columbia Banking Systems, Inc.	5,176	156,885
Commerce Bancshares, Inc.	7,896	353,820
Community Trust Bancorp, Inc.	1,715	60,197
CommunityOne Bancorp (a)	1,779	18,733
ConnectOne Bancorp, Inc.	2,281	43,681
CU Bancorp (a)	933	20,125
CVB Financial Corp.	8,956	145,535
Eagle Bancorp, Inc. (a)	2,836	118,857
East West Bancorp, Inc.	11,722	473,686
Eastern Virginia Bankshares, Inc.	675	4,435
Enterprise Bancorp, Inc.	727	15,914
Enterprise Financial Services Corp.	1,792	42,847
Farmers Capital Bank Corp. (a)	1,121	29,079
Farmers National Banc Corp.	2,377	19,753
Fidelity Southern Corp.	1,764	34,036
Fifth Third Bancorp	67,939	1,353,345
Financial Institutions, Inc.	1,770	43,843
First Bancorp, North Carolina	2,280	38,806
First Busey Corp.	10,094	64,602
First Business Finance Services, Inc.	860	19,290
First Citizen Bancshares, Inc.	907	215,122
First Community Bancshares, Inc.	2,180	38,608
First Connecticut Bancorp, Inc.	1,380	23,460
First Financial Bancorp, Ohio	5,708	105,256
First Financial Bankshares, Inc. (b)	5,456	169,900
First Financial Corp., Indiana	1,152	37,889
First Interstate Bancsystem, Inc.	1,414	37,726
First Merchants Corp.	3,856	100,333
First Midwest Bancorp, Inc., Delaware	6,086	107,357
First NBC Bank Holding Co. (a)	1,344	47,040
First Niagara Financial Group, Inc.	28,256	261,368
First of Long Island Corp.	1,163	29,691
First Security Group, Inc. (a)	9,292	23,137
First South Bancorp, Inc., Virginia	960	7,469
FirstMerit Corp.	13,677	245,639
Flushing Financial Corp.	2,752	54,902
Fulton Financial Corp.	13,758	167,297
German American Bancorp, Inc.	1,313	38,051
Glacier Bancorp, Inc.	6,055	157,491
Great Southern Bancorp, Inc.	1,444	58,150
Green Bancorp, Inc.	2,959	35,390
Grupo Financiero Galicia SA sponsored ADR (a)	3,303	63,285
Guaranty Bancorp	1,520	24,381
Hampton Roads Bankshares, Inc. (a)	21,955	40,178
Hancock Holding Co.	6,746	189,428
Hanmi Financial Corp.	2,827	68,526
Heartland Financial U.S.A., Inc.	1,536	55,864
Heritage Commerce Corp.	2,899	30,671
Heritage Financial Corp., Washington	2,864	50,750
Heritage Oaks Bancorp	3,274	25,439
Home Bancshares, Inc.	5,449	207,716
HomeTrust Bancshares, Inc. (a)	1,673	30,432
Horizon Bancorp Industries	1,063	25,119
Huntington Bancshares, Inc.	66,249	722,777
IBERIABANK Corp.	3,130	190,617
Independent Bank Corp.	1,836	25,833
Independent Bank Corp., Massachusetts	2,597	117,618
Independent Bank Group, Inc.	1,618	68,587
International Bancshares Corp.	5,408	138,715
Investors Bancorp, Inc.	27,106	319,309
Lakeland Bancorp, Inc.	2,955	32,682
Lakeland Financial Corp.	1,760	72,318
LCNB Corp.	375	5,854
LegacyTexas Financial Group, Inc.	4,096	115,999
Macatawa Bank Corp.	2,567	13,348
MainSource Financial Group, Inc.	1,834	37,982
MB Financial, Inc.	6,745	222,180
MBT Financial Corp. (a)	2,348	15,450
Mercantile Bank Corp.	2,002	40,641
Merchants Bancshares, Inc.	961	27,686
Metro Bancorp, Inc.	832	23,828
Middleburg Financial Corp.	193	3,439
MidWestOne Financial Group, Inc.	1,160	33,837
MutualFirst Financial, Inc.	737	17,290
National Bankshares, Inc. (b)	712	22,620
National Commerce Corp. (b)	1,242	28,653
National Penn Bancshares, Inc.	12,587	151,233
NBT Bancorp, Inc.	3,592	93,033
NewBridge Bancorp	2,913	24,324
Northrim Bancorp, Inc.	811	22,043
Old Line Bancshares, Inc.	1,524	23,820
Old National Bancorp, Indiana	9,294	128,257
Old Second Bancorp, Inc. (a)	5,710	35,573
Opus Bank	2,180	80,202
Orrstown Financial Services, Inc.	1,736	30,224
Pacific Continental Corp.	3,639	47,016
Pacific Mercantile Bancorp(a)	3,466	24,990
Pacific Premier Bancorp, Inc. (a)	2,371	44,480
PacWest Bancorp	8,480	361,587
Palmetto Bancshares, Inc.	1,699	32,706
Park Sterling Corp.	8,784	63,333
Peapack-Gladstone Financial Corp.	1,357	28,796
Penns Woods Bancorp, Inc.	407	17,456
People's Utah Bancorp	2,465	41,535
Peoples Bancorp, Inc.	865	19,013
Peoples Financial Services Corp.	1,222	43,687
Peoples United Financial, Inc.	24,911	386,121
Pinnacle Financial Partners, Inc.	3,213	152,360
Popular, Inc. (a)	8,480	248,973
Preferred Bank, Los Angeles	1,066	32,673
Premier Financial Bancorp, Inc.	1,291	19,959
PrivateBancorp, Inc.	6,732	254,806
QCR Holdings, Inc. (b)	1,770	38,427
Renasant Corp.	3,117	97,687
Republic Bancorp, Inc., Kentucky Class A	1,835	45,857
Republic First Bancorp, Inc. (a)(b)	5,574	19,676
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,207	6,767
S&T Bancorp, Inc.	3,439	102,895
Sandy Spring Bancorp, Inc.	2,151	55,216
Seacoast Banking Corp., Florida (a)	3,360	52,282
ServisFirst Bancshares, Inc.	2,476	92,825
Shore Bancshares, Inc.	640	6,195
Sierra Bancorp	1,024	17,408
Signature Bank (a)	4,140	552,649
Simmons First National Corp. Class A	2,306	101,164
South State Corp.	2,024	152,104
Southern National Bancorp of Virginia, Inc.	1,826	20,780
Southside Bancshares, Inc.	2,456	63,954
Southwest Bancorp, Inc., Oklahoma	2,059	34,344
Square 1 Financial, Inc. Class A (a)	2,248	56,672
State Bank Financial Corp.	2,548	51,470
Stock Yards Bancorp, Inc.	1,993	70,233
Stonegate Bank	1,415	44,120
Suffolk Bancorp	1,191	31,752
Summit Financial Group, Inc.	912	10,680
Sun Bancorp, Inc. (a)	2,413	47,922
SVB Financial Group (a)	4,189	523,960
Talmer Bancorp, Inc. Class A	5,519	89,684
Texas Capital Bancshares, Inc. (a)	3,699	199,228
The First Bancorp, Inc.	1,318	24,449
TowneBank	4,707	86,421
Trico Bancshares	2,223	52,774
TriState Capital Holdings, Inc. (a)	3,247	40,685
Triumph Bancorp, Inc.	1,799	26,032
Trustmark Corp.	5,633	129,728
UMB Financial Corp.	3,812	191,096
Umpqua Holdings Corp.	17,797	297,388
Union Bankshares Corp.	3,915	92,394
United Bankshares, Inc., West Virginia (b)	6,032	225,717
United Community Bank, Inc.	4,812	94,171
United Security Bancshares, Inc.	992	8,511
United Security Bancshares, California	2,414	12,384
Univest Corp. of Pennsylvania	1,510	29,219
Washington Trust Bancorp, Inc.	1,697	65,521
WesBanco, Inc.	3,368	103,701
West Bancorp., Inc.	1,440	25,963
Westamerica Bancorp.	2,253	101,700
Wilshire Bancorp, Inc.	6,528	69,719
Wintrust Financial Corp.	3,915	199,665
Zions Bancorporation	16,664	483,256
		17,800,572
Capital Markets - 1.0%
AgroFresh Solutions, Inc. (a)	3,245	31,639
BGC Partners, Inc. Class A	17,560	154,001
Calamos Asset Management, Inc. Class A	1,995	21,067
Capital Southwest Corp.	1,254	56,856
Capitala Finance Corp.	1,450	19,865
Carlyle Group LP	6,630	140,291
CIFI Corp.	2,119	14,918
CM Finance, Inc.	974	11,259
Cowen Group, Inc. Class A (a)	9,600	50,784
Diamond Hill Investment Group, Inc.	358	69,710
E*TRADE Financial Corp. (a)	24,007	631,144
FBR & Co.	1,346	29,531
Financial Engines, Inc. (b)	4,170	135,358
Harris & Harris Group, Inc. (a)	2,656	6,640
Horizon Technology Finance Corp.	768	8,087
Interactive Brokers Group, Inc.	4,408	175,967
INTL FCStone, Inc. (a)	1,614	42,706
LPL Financial (b)	7,854	315,888
Northern Trust Corp.	19,302	1,348,052
SEI Investments Co.	13,504	683,032
T. Rowe Price Group, Inc.	21,428	1,540,245
Virtu Financial, Inc. Class A	3,418	80,460
Virtus Investment Partners, Inc.	750	86,295
WisdomTree Investments, Inc. (b)	11,168	209,400
		5,863,195
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	1,094	9,704
Atlanticus Holdings Corp. (a)	2,274	8,960
Consumer Portfolio Services, Inc. (a)	2,144	12,285
Credit Acceptance Corp. (a)(b)	1,700	346,477
Encore Capital Group, Inc. (a)(b)	1,958	79,554
EZCORP, Inc. (non-vtg.) Class A (a)	3,941	24,907
First Cash Financial Services, Inc. (a)	2,343	96,696
Navient Corp.	31,844	407,285
Nicholas Financial, Inc. (a)	1,134	14,039
PRA Group, Inc. (a)(b)	4,169	222,166
QC Holdings, Inc.	1,761	2,923
SLM Corp. (a)	35,244	298,869
World Acceptance Corp. (a)(b)	686	25,780
		1,549,645
Diversified Financial Services - 0.7%
AR Capital Acquisition Corp. (a)	3,699	35,510
California First National Bancorp (a)	992	13,690
CBOE Holdings, Inc.	6,897	436,304
CME Group, Inc.	27,782	2,623,732
MarketAxess Holdings, Inc.	3,078	278,313
Marlin Business Services Corp.	1,520	20,854
NewStar Financial, Inc. (a)	4,358	49,638
PICO Holdings, Inc. (a)	1,931	25,006
Resource America, Inc. Class A	1,440	10,930
The NASDAQ OMX Group, Inc.	13,929	713,026
Tiptree Financial, Inc.	6,268	37,483
WL Ross Holding Corp. (a)	5,161	53,674
		4,298,160
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	3,659	59,459
American National Insurance Co.	2,159	214,367
Amerisafe, Inc.	1,478	69,082
AmTrust Financial Services, Inc.	6,856	398,676
Arch Capital Group Ltd. (a)	10,283	702,123
Argo Group International Holdings, Ltd.	2,188	122,484
Atlas Financial Holdings, Inc. (a)	1,900	30,647
Baldwin & Lyons, Inc. Class B	2,106	48,270
Cincinnati Financial Corp.	13,573	710,275
CNinsure, Inc. ADR (a)(b)	2,988	22,798
Donegal Group, Inc. Class A	2,997	42,827
eHealth, Inc. (a)	1,740	25,996
EMC Insurance Group	2,020	46,218
Enstar Group Ltd. (a)	1,294	189,066
Erie Indemnity Co. Class A	4,033	330,585
Federated National Holding Co.	1,123	24,605
Global Indemnity PLC (a)	1,152	30,920
Greenlight Capital Re, Ltd. (a)	2,390	60,945
Hallmark Financial Services, Inc. (a)	1,698	19,510
Infinity Property & Casualty Corp.	1,025	79,212
Investors Title Co.	178	12,727
James River Group Holdings Ltd.	2,630	72,588
Kansas City Life Insurance Co.	1,088	50,331
Maiden Holdings Ltd.	6,880	98,590
National General Holdings Corp.	7,511	137,677
National Interstate Corp.	2,056	56,951
National Western Life Insurance Co. Class A	369	83,918
Navigators Group, Inc. (a)	1,432	108,904
Safety Insurance Group, Inc.	1,320	69,406
Selective Insurance Group, Inc.	4,582	138,926
State Auto Financial Corp.	4,285	93,842
State National Companies, Inc.	3,983	37,839
United Fire Group, Inc.	2,341	77,721
United Insurance Holdings Corp.	1,592	20,919
		4,288,404
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	29,041	555,554
American Capital Mortgage Investment Corp.	4,690	71,616
CareTrust (REIT), Inc.	3,482	39,033
CIM Commercial Trust Corp.	8,137	122,869
Communications Sales & Leasing, Inc.	12,066	242,527
CyrusOne, Inc.	5,172	163,746
Equinix, Inc.	4,681	1,262,793
Gaming & Leisure Properties	9,280	287,123
Gladstone Commercial Corp.	1,125	16,200
Lamar Advertising Co. Class A	6,725	358,712
New York Mortgage Trust, Inc. (b)	9,244	60,456
Potlatch Corp.	3,992	131,816
Retail Opportunity Investments Corp.	7,557	120,383
Sabra Health Care REIT, Inc.	5,026	120,473
Trade Street Residential, Inc.	3,200	21,088
United Development Funding IV (b)	2,780	48,594
		3,622,983
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,898	51,075
AV Homes, Inc. (a)	1,301	18,396
China HGS Real Estate, Inc. (a)(b)	4,480	8,512
China Housing & Land Development, Inc. (a)(b)	738	1,498
Colliers International Group, Inc.	2,963	130,673
Cresud S.A.C.I.F. y A. sponsored ADR	4,147	43,378
Elbit Imaging Ltd. (a)	139	171
FirstService Corp.	3,427	109,848
FRP Holdings, Inc. (a)	929	28,901
Griffin Industrial Realty, Inc.	242	7,863
Stratus Properties, Inc. (a)	555	8,714
		409,029
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	7,172	38,585
Anchor BanCorp Wisconsin, Inc.	1,135	46,433
ASB Bancorp, Inc. (a)	708	17,304
Bank Mutual Corp.	4,325	31,270
BankFinancial Corp.	2,534	31,168
Bear State Financial, Inc. (b)	2,824	24,428
Beneficial Bancorp, Inc. (a)	8,071	100,403
BofI Holding, Inc. (a)(b)	1,280	148,275
Brookline Bancorp, Inc., Delaware	6,058	63,912
Capitol Federal Financial, Inc.	12,302	148,239
Charter Financial Corp.	2,249	28,225
Clifton Bancorp, Inc.	2,850	39,302
Dime Community Bancshares, Inc.	2,573	43,818
ESSA Bancorp, Inc.	1,320	17,068
First Defiance Financial Corp.	705	26,571
First Financial Northwest, Inc.	1,706	20,881
Fox Chase Bancorp, Inc.	1,448	24,992
Hingham Institution for Savings	97	11,347
HMN Financial, Inc. (a)	454	4,971
Home Bancorp, Inc.	907	22,775
HomeStreet, Inc. (a)	1,480	32,945
Hudson City Bancorp, Inc.	43,811	407,442
Kearny Financial Corp.	7,995	90,743
Lendingtree, Inc. (a)	998	105,738
Meridian Bancorp, Inc.	4,298	54,757
Meta Financial Group, Inc.	485	21,059
NMI Holdings, Inc. (a)	4,880	40,602
Northfield Bancorp, Inc.	4,685	70,134
Northwest Bancshares, Inc.	9,078	116,562
OceanFirst Financial Corp.	2,948	54,302
Oconee Federal Financial Corp.	673	12,121
Oritani Financial Corp.	3,616	54,529
Provident Financial Holdings, Inc.	907	14,866
Pulaski Financial Corp.	1,345	17,767
Riverview Bancorp, Inc.	2,816	12,588
SI Financial Group, Inc.	2,281	25,867
Territorial Bancorp, Inc.	1,280	33,229
TFS Financial Corp.	25,416	436,393
Trustco Bank Corp., New York	9,416	55,743
United Community Financial Corp.	3,175	15,843
United Financial Bancorp, Inc. New	3,956	49,648
Washington Federal, Inc.	7,968	180,794
Waterstone Financial, Inc.	3,631	46,767
Westfield Financial, Inc.	931	6,983
WSFS Financial Corp.	2,922	80,443
		2,927,832

TOTAL FINANCIALS		40,759,820

HEALTH CARE - 17.4%
Biotechnology - 11.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	8,220	301,099
Acceleron Pharma, Inc. (a)	2,631	76,246
Achillion Pharmaceuticals, Inc. (a)	11,013	81,386
Acorda Therapeutics, Inc. (a)	3,621	115,763
Adamas Pharmaceuticals, Inc. (a)	1,568	31,454
Aduro Biotech, Inc.	5,658	109,539
Advaxis, Inc. (a)(b)	2,629	38,909
Aegerion Pharmaceuticals, Inc. (a)(b)	2,470	43,694
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,157	193
Affimed NV	3,403	34,302
Agenus, Inc. (a)	6,695	47,601
Agios Pharmaceuticals, Inc. (a)	3,170	273,888
Aimmune Therapeutics, Inc.	3,096	65,295
Akebia Therapeutics, Inc. (a)	2,214	15,409
Alder Biopharmaceuticals, Inc. (a)	3,661	141,864
Alexion Pharmaceuticals, Inc. (a)	18,726	3,224,430
Alkermes PLC (a)(b)	12,211	727,287
Alnylam Pharmaceuticals, Inc. (a)	6,959	716,151
AMAG Pharmaceuticals, Inc. (a)(b)	2,566	160,478
Amarin Corp. PLC ADR (a)(b)	11,460	25,327
Amgen, Inc.	62,795	9,531,025
Amicus Therapeutics, Inc. (a)	10,429	149,969
Anacor Pharmaceuticals, Inc. (a)	3,549	462,825
Anthera Pharmaceuticals, Inc. (a)	3,480	23,768
Applied Genetic Technologies Corp. (a)	1,648	27,077
Arbutus Biopharma Corp. (a)	4,596	32,678
Ardelyx, Inc. (a)	2,663	50,544
Arena Pharmaceuticals, Inc. (a)	18,085	49,010
Argos Therapeutics, Inc. (a)	1,962	12,184
ARIAD Pharmaceuticals, Inc. (a)(b)	14,920	140,845
ArQule, Inc. (a)	6,155	10,464
Array BioPharma, Inc. (a)(b)	10,486	61,867
Arrowhead Research Corp. (a)(b)	3,845	22,801
Atara Biotherapeutics, Inc.	2,355	95,448
Athersys, Inc. (a)(b)	5,236	5,917
aTyr Pharma, Inc. (a)(b)	2,382	34,491
Avalanche Biotechnologies, Inc. (a)	1,794	18,765
AVEO Pharmaceuticals, Inc. (a)	3,333	4,566
Bellicum Pharmaceuticals, Inc. (b)	2,456	41,899
BIND Therapeutics, Inc. (a)	1,315	6,167
BioCryst Pharmaceuticals, Inc. (a)	6,329	73,670
Biogen, Inc. (a)	19,421	5,773,863
BioMarin Pharmaceutical, Inc. (a)	13,243	1,711,525
Biospecifics Technologies Corp. (a)	522	25,923
Biota Pharmaceuticals, Inc. (a)	13,187	28,880
bluebird bio, Inc. (a)	2,969	395,085
Blueprint Medicines Corp.	2,505	68,537
Calithera Biosciences, Inc. (b)	1,936	11,287
Cancer Genetics, Inc. (a)	999	9,600
Cara Therapeutics, Inc. (a)	2,035	38,584
Catalyst Biosciences, Inc. (a)	324	3,823
Catalyst Pharmaceutical Partners, Inc. (a)(b)	7,735	28,078
Celgene Corp. (a)	65,459	7,729,399
Celladon Corp. (a)	1,632	1,828
Celldex Therapeutics, Inc. (a)(b)	8,470	125,695
Cellular Biomedicine Group, Inc. (a)	1,057	24,533
Celsion Corp. (a)	789	1,641
Cepheid, Inc. (a)	5,805	282,936
Cerulean Pharma, Inc. (a)	2,929	11,804
ChemoCentryx, Inc. (a)	3,361	22,115
Chiasma, Inc. (a)	2,064	53,581
Chimerix, Inc. (a)	4,055	198,452
China Biologic Products, Inc. (a)	2,122	201,250
Clovis Oncology, Inc. (a)	3,230	251,488
Coherus BioSciences, Inc.	3,332	91,963
Conatus Pharmaceuticals, Inc. (a)(b)	1,737	6,826
Concert Pharmaceuticals, Inc. (a)	2,223	34,634
CTI BioPharma Corp. (a)	17,132	27,069
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	13,414	35,145
Cyclacel Pharmaceuticals, Inc. (a)	684	383
Cytokinetics, Inc. (a)	2,467	17,072
Cytori Therapeutics, Inc. (a)	3,840	1,390
CytRx Corp. (a)	6,473	15,924
DBV Technologies SA sponsored ADR (a)	1,113	43,440
Dicerna Pharmaceuticals, Inc. (a)	1,280	14,042
Discovery Laboratories, Inc. (a)	10,913	4,583
Dyax Corp. (a)	11,603	267,101
Dynavax Technologies Corp. (a)(b)	3,078	87,292
Eagle Pharmaceuticals, Inc. (a)(b)	1,369	107,535
Eleven Biotherapeutics, Inc. (a)(b)	1,601	5,652
Enanta Pharmaceuticals, Inc. (a)(b)	1,834	71,599
Enzymotec Ltd. (a)	1,920	19,027
Epirus Biopharmaceuticals, Inc. (a)	3,575	18,054
Epizyme, Inc. (a)(b)	3,408	68,160
Esperion Therapeutics, Inc. (a)(b)	1,729	82,906
Exact Sciences Corp. (a)	7,821	172,922
Exelixis, Inc. (a)(b)	18,504	110,099
Fate Therapeutics, Inc. (a)	2,059	13,445
Fibrocell Science, Inc. (a)	3,752	21,161
FibroGen, Inc.	5,368	131,516
Five Prime Therapeutics, Inc. (a)	2,417	46,092
Flexion Therapeutics, Inc. (a)	2,026	48,847
Fortress Biotech, Inc. (a)(b)	2,985	8,209
Forward Pharma A/S sponsored ADR	1,027	27,020
Foundation Medicine, Inc. (a)(b)	3,118	73,398
Galapagos Genomics NV sponsored ADR	881	53,336
Galectin Therapeutics, Inc. (a)(b)	4,139	9,147
Galena Biopharma, Inc. (a)(b)	21,102	33,341
Galmed Pharmaceuticals Ltd. (a)	1,488	13,347
Genocea Biosciences, Inc. (a)	2,472	28,749
Genomic Health, Inc. (a)	3,271	90,018
GenVec, Inc. (a)	835	2,113
Geron Corp. (a)(b)	16,968	51,413
Gilead Sciences, Inc.	121,233	12,737,951
Global Blood Therapeutics, Inc.	2,167	107,245
GlycoMimetics, Inc. (a)	1,837	12,877
Grifols SA ADR	6,645	201,277
GTx, Inc. (a)	6,146	5,642
Halozyme Therapeutics, Inc. (a)	10,671	186,316
Harvard Apparatus (a)	1,057	1,480
Heron Therapeutics, Inc. (a)	3,126	120,226
Idera Pharmaceuticals, Inc. (a)(b)	10,645	32,148
Ignyta, Inc. (a)(b)	2,674	36,580
Immune Design Corp. (a)	2,037	32,470
ImmunoGen, Inc. (a)	7,973	107,317
Immunomedics, Inc. (a)(b)	7,942	17,155
Incyte Corp. (a)	14,830	1,723,098
Infinity Pharmaceuticals, Inc. (a)	3,755	33,119
Inovio Pharmaceuticals, Inc. (a)(b)	4,723	35,375
Insmed, Inc. (a)	5,778	141,214
Insys Therapeutics, Inc. (a)(b)	5,990	194,196
Intercept Pharmaceuticals, Inc. (a)	2,002	379,900
Ironwood Pharmaceuticals, Inc. Class A (a)	10,635	116,985
Isis Pharmaceuticals, Inc. (a)(b)	9,600	481,728
Juno Therapeutics, Inc. (b)	8,237	299,085
Kamada (a)	3,595	12,511
Karyopharm Therapeutics, Inc. (a)(b)	2,961	41,039
Keryx Biopharmaceuticals, Inc. (a)(b)	8,657	53,500
Kindred Biosciences, Inc. (a)	2,410	14,267
Kite Pharma, Inc. (a)(b)	3,462	184,075
KYTHERA Biopharmaceuticals, Inc. (a)	2,138	159,751
La Jolla Pharmaceutical Co. (a)	1,370	48,745
Lexicon Pharmaceuticals, Inc. (a)(b)	10,384	123,985
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,584	145,633
General CVR (a)	1,530	107
Glucagon CVR (a)	1,530	73
rights (a)	1,530	11
TR Beta CVR (a)	1,530	64
Lion Biotechnologies, Inc. (a)	5,332	37,911
Loxo Oncology, Inc.	2,070	41,607
Lpath, Inc. (a)	3,056	703
Macrogenics, Inc. (a)	3,109	81,922
MannKind Corp. (a)(b)	35,097	133,018
Medivation, Inc. (a)	6,444	567,459
MEI Pharma, Inc. (a)	1,924	3,502
Merrimack Pharmaceuticals, Inc. (a)(b)	8,641	87,188
MiMedx Group, Inc. (a)(b)	8,741	84,875
Mirati Therapeutics, Inc. (a)	1,495	38,601
Momenta Pharmaceuticals, Inc. (a)(b)	4,970	96,965
Myriad Genetics, Inc. (a)(b)	5,796	217,698
Nanosphere, Inc. (a)	3,048	8,047
NantKwest, Inc.	6,090	104,261
Natera, Inc. (a)(b)	3,520	55,686
Neurocrine Biosciences, Inc. (a)	7,316	339,316
NewLink Genetics Corp. (a)(b)	2,145	96,332
Northwest Biotherapeutics, Inc. (a)(b)	6,294	48,464
Novavax, Inc. (a)	23,018	247,904
Nymox Pharmaceutical Corp. (a)(b)	2,496	5,866
Ocata Therapeutics, Inc. (a)(b)	4,462	18,874
Ohr Pharmaceutical, Inc. (a)(b)	1,832	5,221
OncoGenex Pharmaceuticals, Inc. (a)(b)	7,031	20,460
Oncolytics Biotech, Inc. (a)	26,496	15,709
OncoMed Pharmaceuticals, Inc. (a)(b)	2,606	51,052
Onconova Therapeutics, Inc. (a)(b)	2,076	3,156
Oncothyreon, Inc. (a)	10,909	37,091
Ophthotech Corp. (a)	2,982	131,297
Orexigen Therapeutics, Inc. (a)(b)	10,410	28,836
Osiris Therapeutics, Inc. (a)	3,232	58,176
Otonomy, Inc.	1,827	41,418
OvaScience, Inc. (a)(b)	2,386	46,384
PDL BioPharma, Inc. (b)	12,800	72,320
Peregrine Pharmaceuticals, Inc. (a)(b)	16,434	18,899
Pluristem Therapeutics, Inc. (a)(b)	11,556	22,765
Portola Pharmaceuticals, Inc. (a)	4,476	211,088
Prana Biotechnology Ltd. ADR (a)(b)	16,475	15,157
Progenics Pharmaceuticals, Inc. (a)	6,877	50,408
ProNai Therapeutics, Inc. (a)	2,064	59,753
ProQR Therapeutics BV (a)(b)	1,902	33,133
Proteon Therapeutics, Inc. (b)	2,201	31,188
Prothena Corp. PLC (a)	2,760	158,783
PTC Therapeutics, Inc. (a)	2,728	104,182
QLT, Inc. (a)	4,995	17,083
Radius Health, Inc. (a)	3,536	215,201
Raptor Pharmaceutical Corp. (a)	6,967	84,510
Regeneron Pharmaceuticals, Inc. (a)	8,359	4,292,347
Regulus Therapeutics, Inc. (a)(b)	4,358	36,302
Repligen Corp. (a)(b)	2,977	101,456
Retrophin, Inc. (a)	2,572	70,524
Rigel Pharmaceuticals, Inc. (a)	9,285	27,855
Sage Therapeutics, Inc. (a)	2,459	132,811
Sangamo Biosciences, Inc. (a)	5,425	41,013
Sarepta Therapeutics, Inc. (a)	4,015	143,336
Seattle Genetics, Inc. (a)(b)	10,468	421,546
Seres Therapeutics, Inc. (b)	3,263	134,860
Sinovac Biotech Ltd. (a)(b)	5,059	26,256
Sorrento Therapeutics, Inc. (a)	3,575	45,331
Spark Therapeutics, Inc. (b)	2,192	95,593
Spectrum Pharmaceuticals, Inc. (a)	5,094	37,033
Stemline Therapeutics, Inc. (a)	2,826	26,027
Sunesis Pharmaceuticals, Inc. (a)	5,292	6,297
Synergy Pharmaceuticals, Inc. (a)(b)	9,238	64,666
Synta Pharmaceuticals Corp. (a)	12,322	24,644
T2 Biosystems, Inc.	1,701	20,208
TESARO, Inc. (a)	3,443	177,246
TetraLogic Pharmaceuticals Corp. (a)(b)	2,737	6,350
TG Therapeutics, Inc. (a)	4,719	57,949
Threshold Pharmaceuticals, Inc. (a)	4,995	20,979
Tobira Therapeutics, Inc. (a)(b)	1,368	16,484
Tokai Pharmaceuticals, Inc. (b)	2,085	24,624
Transition Therapeutics, Inc. (a)	3,561	7,692
Trevena, Inc. (a)	4,616	27,696
Trovagene, Inc. (a)(b)	2,610	15,530
Ultragenyx Pharmaceutical, Inc. (a)	3,084	344,236
uniQure B.V. (a)	1,451	38,872
United Therapeutics Corp. (a)	3,878	584,104
Vanda Pharmaceuticals, Inc. (a)	2,952	34,804
Verastem, Inc. (a)(b)	4,002	24,372
Versartis, Inc. (a)(b)	2,548	33,048
Vertex Pharmaceuticals, Inc. (a)	20,238	2,580,750
Vical, Inc. (a)	12,808	7,559
Vitae Pharmaceuticals, Inc.	2,550	19,788
Vital Therapies, Inc. (a)(b)	2,001	7,484
Xbiotech, Inc. (b)	2,481	47,586
Xencor, Inc. (a)	3,435	57,605
Xenon Pharmaceuticals, Inc.	1,959	19,237
XOMA Corp. (a)(b)	7,118	5,914
Zafgen, Inc. (a)	2,440	89,109
ZIOPHARM Oncology, Inc. (a)(b)	11,109	96,759
		67,770,668
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	1,701	79,981
Abiomed, Inc. (a)	3,392	325,293
Accuray, Inc. (a)(b)	6,801	46,859
Align Technology, Inc. (a)	6,507	368,296
Alphatec Holdings, Inc. (a)	8,968	5,157
Analogic Corp.	1,088	87,671
Angiodynamics, Inc. (a)	3,298	48,678
Anika Therapeutics, Inc. (a)(b)	1,228	43,483
Antares Pharma, Inc. (a)(b)	11,756	21,161
Atricure, Inc. (a)	2,484	60,759
Atrion Corp.	170	65,790
BioLase Technology, Inc. (a)	2,445	3,668
Cardica, Inc. (a)	6,763	2,299
Cardiovascular Systems, Inc. (a)	2,601	62,632
Cerus Corp. (a)(b)	6,855	34,001
ConforMis, Inc. (a)	3,092	49,472
CONMED Corp.	2,446	129,785
Cutera, Inc. (a)	897	13,123
Cyberonics, Inc. (a)	2,276	148,714
Cynosure, Inc. Class A (a)	2,119	67,045
CytoSorbents Corp. (a)(b)	3,239	22,349
DENTSPLY International, Inc.	11,541	604,864
Derma Sciences, Inc. (a)	2,824	16,464
DexCom, Inc. (a)	6,558	617,370
Endologix, Inc. (a)(b)	4,992	64,796
Entellus Medical, Inc.	2,509	55,850
EnteroMedics, Inc. (a)	4,738	1,327
Exactech, Inc. (a)	1,611	31,592
Fonar Corp. (a)	646	6,163
Genmark Diagnostics, Inc. (a)	3,299	34,112
Hansen Medical, Inc. (a)(b)	7,114	3,970
HeartWare International, Inc. (a)	1,485	127,116
Hologic, Inc. (a)	23,177	899,499
ICU Medical, Inc. (a)	1,304	148,030
IDEXX Laboratories, Inc. (a)(b)	7,910	565,328
Inogen, Inc. (a)	1,590	78,371
Insulet Corp. (a)	4,626	137,438
Integra LifeSciences Holdings Corp. (a)	3,054	183,179
Intuitive Surgical, Inc. (a)	3,030	1,548,179
InVivo Therapeutics Holdings Corp. (a)	2,132	20,787
K2M Group Holdings, Inc. (a)	2,925	62,098
LDR Holding Corp. (a)	2,217	82,738
LeMaitre Vascular, Inc.	3,303	43,666
Lumenis Ltd. Class B (a)	3,444	47,872
Masimo Corp. (a)	4,679	190,108
Mazor Robotics Ltd. sponsored ADR (a)	996	11,813
Meridian Bioscience, Inc.	3,526	67,452
Merit Medical Systems, Inc. (a)	3,207	72,959
Natus Medical, Inc. (a)	2,834	115,287
Neogen Corp. (a)	3,219	166,229
Neovasc, Inc. (a)	6,998	39,609
Novadaq Technologies, Inc. (a)	4,878	56,341
NuVasive, Inc. (a)	3,749	197,647
NxStage Medical, Inc. (a)(b)	4,966	86,259
OraSure Technologies, Inc. (a)	3,808	20,563
Orthofix International NV (a)	1,385	51,910
Oxford Immunotec Global PLC (a)(b)	2,509	36,054
PhotoMedex, Inc. (a)(b)	2,026	1,590
Quidel Corp. (a)	3,243	66,773
Quotient Ltd. (a)	2,436	39,950
ReWalk Robotics Ltd. (a)(b)	1,106	9,346
Rockwell Medical Technologies, Inc. (a)(b)	4,399	52,656
RTI Biologics, Inc. (a)	5,734	36,583
Seaspine Holdings Corp. (a)	897	12,675
Second Sight Medical Products, Inc. (b)	4,143	39,400
Sientra, Inc. (b)	1,472	35,019
Sirona Dental Systems, Inc. (a)	4,711	449,335
Staar Surgical Co. (a)(b)	2,952	23,586
Stereotaxis, Inc. (a)	10,378	15,567
SurModics, Inc. (a)	1,472	33,488
Synergetics U.S.A., Inc. (a)	3,200	13,600
Syneron Medical Ltd. (a)	2,788	26,319
Tandem Diabetes Care, Inc. (a)(b)	3,670	42,132
TearLab Corp. (a)	8,520	23,174
The Spectranetics Corp. (a)(b)	3,626	61,098
Thoratec Corp. (a)	4,521	284,009
Tornier NV (a)	4,480	99,635
Trinity Biotech PLC sponsored ADR	2,058	31,611
TriVascular Technologies, Inc. (a)	2,790	14,815
Unilife Corp. (a)(b)	8,070	9,845
Utah Medical Products, Inc.	604	32,248
Vascular Solutions, Inc. (a)	1,133	39,156
Veracyte, Inc. (a)	1,680	15,842
Vermillion, Inc. (a)	1,158	2,362
Wright Medical Group, Inc. (a)	4,435	102,315
Zeltiq Aesthetics, Inc. (a)	3,720	120,044
		9,913,429
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)(b)	5,722	417,878
Aceto Corp.	2,054	46,030
Addus HomeCare Corp. (a)	1,092	31,384
Air Methods Corp. (a)(b)	3,168	118,642
Alliance Healthcare Services, Inc. (a)	963	13,790
Almost Family, Inc. (a)	678	30,035
Amedisys, Inc. (a)	2,762	106,724
AmSurg Corp. (a)	4,104	321,836
BioScrip, Inc. (a)(b)	6,146	14,935
BioTelemetry, Inc. (a)	2,475	35,368
Caladrius Biosciences, Inc. (a)(b)	3,278	5,048
Corvel Corp. (a)	1,863	55,946
Cross Country Healthcare, Inc. (a)(b)	2,246	31,197
Express Scripts Holding Co. (a)	60,270	5,038,572
HealthEquity, Inc. (a)	5,019	147,157
Healthways, Inc. (a)	3,174	38,755
Henry Schein, Inc. (a)	6,905	944,673
iKang Healthcare Group, Inc. sponsored ADR (a)	3,953	62,141
IPC The Hospitalist Co., Inc. (a)	1,348	107,031
LHC Group, Inc. (a)	1,664	72,051
LifePoint Hospitals, Inc. (a)	3,762	293,925
Magellan Health Services, Inc. (a)	2,341	131,096
National Research Corp. Class A	4,143	52,823
Patterson Companies, Inc.	8,515	390,242
PDI, Inc. (a)	1,312	2,716
Premier, Inc. (a)	2,923	104,205
Providence Service Corp. (a)	1,346	60,341
RadNet, Inc. (a)	4,266	26,193
Sharps Compliance Corp. (a)	1,894	13,599
Surgical Care Affiliates, Inc. (a)	3,105	113,488
The Ensign Group, Inc.	2,240	105,168
USMD Holdings, Inc. (a)	930	6,566
VCA, Inc. (a)	6,957	385,279
		9,324,834
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	15,272	210,295
athenahealth, Inc. (a)(b)	3,280	436,142
Cerner Corp. (a)	28,170	1,739,779
Computer Programs & Systems, Inc.	907	41,740
HealthStream, Inc. (a)	2,990	74,302
HMS Holdings Corp. (a)(b)	7,435	77,696
Inovalon Holdings, Inc. Class A	2,299	50,325
MedAssets, Inc. (a)	5,324	112,443
Medidata Solutions, Inc. (a)(b)	4,546	218,299
Merge Healthcare, Inc. (a)	7,236	51,303
Omnicell, Inc. (a)	2,982	101,328
Quality Systems, Inc.	4,868	66,156
		3,179,808
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	3,745	73,477
Affymetrix, Inc. (a)	7,174	66,933
Albany Molecular Research, Inc. (a)(b)	2,918	58,185
Bio-Techne Corp.	3,019	285,235
Bruker Corp. (a)	13,992	257,173
Compugen Ltd. (a)(b)	6,535	32,152
Fluidigm Corp. (a)(b)	2,183	26,611
Furiex Pharmaceuticals, Inc. rights (a)	599	5,852
Harvard Bioscience, Inc. (a)	4,228	18,476
ICON PLC (a)(b)	5,161	397,397
Illumina, Inc. (a)	11,914	2,354,326
INC Research Holdings, Inc. Class A	4,245	174,087
Luminex Corp. (a)	3,685	67,141
Nanostring Technologies, Inc. (a)	1,216	18,495
NeoGenomics, Inc. (a)	5,709	34,711
Pacific Biosciences of California, Inc. (a)(b)	5,285	26,319
PAREXEL International Corp. (a)	4,621	303,692
PRA Health Sciences, Inc.	4,660	175,356
QIAGEN NV (a)	19,233	504,289
Sequenom, Inc. (a)(b)	11,136	23,942
VWR Corp.	11,081	290,876
		5,194,725
Pharmaceuticals - 1.6%
AcelRx Pharmaceuticals, Inc. (a)(b)	3,630	15,536
Achaogen, Inc. (a)(b)	1,743	12,027
Acura Pharmaceuticals, Inc. (a)	686	2,092
Aerie Pharmaceuticals, Inc. (a)	1,680	26,561
Akorn, Inc. (a)	9,526	379,040
Alcobra Pharma Ltd. (a)	1,222	9,385
Alexza Pharmaceuticals, Inc. (a)	773	912
Alimera Sciences, Inc. (a)	3,949	13,190
Amphastar Pharmaceuticals, Inc. (a)	4,562	58,713
ANI Pharmaceuticals, Inc. (a)	867	42,284
Apricus Biosciences, Inc. (a)(b)	13,956	23,865
Aratana Therapeutics, Inc. (a)	3,547	62,640
Assembly Biosciences, Inc. (a)	1,465	20,085
AstraZeneca PLC rights (a)	1,845	0
Bio Path Holdings, Inc. (a)	15,315	16,847
Biodelivery Sciences International, Inc. (a)(b)	3,510	23,693
Cardiome Pharma Corp. (a)	1,092	9,719
Cempra, Inc. (a)	3,438	118,267
Collegium Pharmaceutical, Inc. (b)	2,682	40,552
Concordia Healthcare Corp. (a)	2,886	225,050
Corcept Therapeutics, Inc. (a)	9,621	48,105
Corium International, Inc. (a)	2,380	23,824
Cumberland Pharmaceuticals, Inc. (a)	2,534	15,255
DepoMed, Inc. (a)	4,931	132,792
Dermira, Inc.	2,859	73,476
Durect Corp. (a)	13,594	28,004
Egalet Corp. (a)(b)	2,427	27,207
Endo Health Solutions, Inc. (a)	17,090	1,315,930
Endocyte, Inc. (a)(b)	2,728	14,377
Flamel Technologies SA sponsored ADR (a)	4,057	89,863
Flex Pharma, Inc. (b)	2,537	30,520
Foamix Pharmaceuticals Ltd. (a)	4,103	41,686
GW Pharmaceuticals PLC ADR (a)	1,123	119,431
Horizon Pharma PLC (a)(b)	12,677	370,422
Impax Laboratories, Inc. (a)	6,091	249,487
Imprimis Pharmaceuticals, Inc. (a)(b)	1,516	11,810
Intersect ENT, Inc. (a)	2,535	64,541
Intra-Cellular Therapies, Inc. (a)(b)	3,023	80,986
Jazz Pharmaceuticals PLC (a)	5,044	851,528
KemPharm, Inc.	1,415	27,748
MediWound Ltd. (a)	3,522	25,253
Mylan N.V.	40,238	1,995,402
Nektar Therapeutics (a)(b)	11,202	123,782
NeuroBioPharm, Inc. warrants (a)	153	0
NeuroDerm Ltd.	2,529	64,641
Ocera Therapeutics, Inc. (a)	5,668	21,482
Ocular Therapeutix, Inc.(a)(b)	1,920	33,830
Oculus Innovative Sciences, Inc. (a)(b)	1,228	1,486
Omeros Corp. (a)(b)	3,369	47,469
Pacira Pharmaceuticals, Inc. (a)	2,962	170,463
Pain Therapeutics, Inc. (a)	5,581	10,269
Paratek Pharmaceuticals, Inc. (a)	1,464	38,035
Pernix Therapeutics Holdings, Inc. (a)	3,910	18,846
Phibro Animal Health Corp. Class A	1,427	50,373
Pozen, Inc. (a)(b)	2,534	22,122
Relypsa, Inc. (a)	3,950	90,692
Repros Therapeutics, Inc. (a)	1,868	13,879
Revance Therapeutics, Inc. (a)(b)	2,080	62,941
Rock Creek Pharmaceuticals, Inc. (a)	411	407
Sagent Pharmaceuticals, Inc. (a)	3,009	60,120
SciClone Pharmaceuticals, Inc. (a)(b)	4,065	31,951
Shire PLC sponsored ADR	4,055	940,760
Sucampo Pharmaceuticals, Inc. Class A (a)	3,501	94,037
Supernus Pharmaceuticals, Inc. (a)	3,717	67,464
Tetraphase Pharmaceuticals, Inc. (a)	3,083	133,833
The Medicines Company (a)	5,473	224,393
Theravance Biopharma, Inc. (a)(b)	2,797	40,724
Theravance, Inc. (b)	9,809	136,443
VIVUS, Inc. (a)(b)	8,166	9,228
XenoPort, Inc. (a)	5,135	34,661
Zogenix, Inc. (a)	1,825	35,077
ZS Pharma, Inc. (a)	1,959	100,222
		9,417,735

TOTAL HEALTH CARE		104,801,199

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,023	48,653
American Science & Engineering, Inc.	525	20,638
API Technologies Corp. (a)	6,094	14,260
Astronics Corp. (a)	1,644	84,929
BE Aerospace, Inc.	8,774	427,733
Elbit Systems Ltd.	3,437	263,652
Erickson Air-Crane, Inc. (a)	833	2,824
Innovative Solutions & Support, Inc. (a)(b)	1,825	5,165
KEYW Holding Corp. (a)(b)	3,078	25,855
KLX, Inc. (a)	4,387	171,532
Kratos Defense & Security Solutions, Inc. (a)	5,862	27,200
LMI Aerospace, Inc. (a)	971	11,652
Taser International, Inc. (a)(b)	4,164	97,438
		1,201,531
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	7,048	64,066
Atlas Air Worldwide Holdings, Inc. (a)	2,188	90,386
C.H. Robinson Worldwide, Inc.	11,912	803,226
Echo Global Logistics, Inc. (a)	2,119	49,288
Expeditors International of Washington, Inc.	16,008	783,912
Forward Air Corp.	2,560	115,251
Hub Group, Inc. Class A (a)	2,949	111,148
Park-Ohio Holdings Corp.	1,070	38,584
UTi Worldwide, Inc. (a)	8,518	60,648
		2,116,509
Airlines - 0.7%
Allegiant Travel Co.	1,435	291,678
American Airlines Group, Inc.	57,461	2,239,830
Hawaiian Holdings, Inc. (a)	4,148	93,994
JetBlue Airways Corp. (a)	24,980	557,554
Republic Airways Holdings, Inc. (a)	3,590	11,057
Ryanair Holdings PLC sponsored ADR	9,331	680,696
SkyWest, Inc.	4,836	76,892
Spirit Airlines, Inc. (a)	5,998	307,398
Virgin America, Inc. (b)	3,431	111,954
		4,371,053
Building Products - 0.2%
AAON, Inc.	5,007	103,545
American Woodmark Corp. (a)	1,355	89,809
Apogee Enterprises, Inc.	2,566	133,817
Builders FirstSource, Inc. (a)	8,842	130,950
Caesarstone Sdot-Yam Ltd.	2,823	112,327
China Ceramics Co. Ltd.	1,776	1,332
Gibraltar Industries, Inc. (a)	2,406	39,434
Insteel Industries, Inc.	1,953	33,806
Nortek, Inc. (a)	1,194	97,681
Patrick Industries, Inc. (a)	1,441	54,455
PGT, Inc. (a)	4,872	65,139
Universal Forest Products, Inc.	1,696	101,862
		964,157
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	3,289	20,260
CECO Environmental Corp.	2,124	20,560
China Recycling Energy Corp. (a)	3,392	2,307
Cintas Corp.	9,458	803,835
Copart, Inc. (a)	10,477	366,905
Essendant, Inc.	3,533	121,889
Fuel Tech, Inc. (a)	2,059	4,200
G&K Services, Inc. Class A	1,483	100,266
Healthcare Services Group, Inc.	6,083	203,416
Heritage-Crystal Clean, Inc. (a)	2,023	24,114
Herman Miller, Inc.	4,682	126,929
Industrial Services of America, Inc. (a)	969	3,450
InnerWorkings, Inc. (a)(b)	5,253	38,137
Interface, Inc.	5,652	137,004
Intersections, Inc. (a)(b)	1,409	2,804
Kimball International, Inc. Class B	2,818	30,801
Matthews International Corp. Class A	2,673	135,735
McGrath RentCorp.	2,080	53,352
Mobile Mini, Inc.	4,038	137,332
Multi-Color Corp.	1,188	78,277
Performant Financial Corp. (a)	3,552	9,235
Perma-Fix Environmental Services, Inc. (a)	1,184	4,700
Quest Resource Holding Corp. (a)	7,502	5,627
R.R. Donnelley & Sons Co.	17,472	274,310
SP Plus Corp. (a)	2,419	55,564
Stericycle, Inc. (a)	7,041	993,767
Swisher Hygiene, Inc. (a)	1,281	1,537
Tetra Tech, Inc.	5,388	139,980
U.S. Ecology, Inc.	1,771	88,479
West Corp.	6,966	169,552
		4,154,324
Construction & Engineering - 0.0%
Abengoa SA sponsored ADR Class B (b)	744	4,382
Aegion Corp. (a)	3,397	62,505
Great Lakes Dredge & Dock Corp. (a)	5,380	29,859
Integrated Electrical Services, Inc. (a)	1,875	13,575
Layne Christensen Co. (a)	1,899	14,167
MYR Group, Inc. (a)	1,824	52,331
Northwest Pipe Co. (a)	1,024	16,916
Primoris Services Corp.	4,623	84,925
Sterling Construction Co., Inc. (a)	2,995	13,897
		292,557
Electrical Equipment - 0.2%
Active Power, Inc.(a)	1,965	3,950
Allied Motion Technologies, Inc.	1,347	25,620
American Superconductor Corp. (a)	1,518	8,273
Ballard Power Systems, Inc. (a)(b)	10,470	14,086
Broadwind Energy, Inc. (a)	770	2,449
Capstone Turbine Corp. (a)	26,764	10,748
Encore Wire Corp.	1,510	49,030
Enphase Energy, Inc. (a)(b)	2,988	13,745
Franklin Electric Co., Inc.	3,916	114,700
FuelCell Energy, Inc. (a)(b)	20,226	16,693
Highpower International, Inc. (a)	997	2,183
Hydrogenics Corp. (a)(b)	548	5,091
Jinpan International Ltd.	1,516	5,837
LSI Industries, Inc.	2,580	24,484
Ocean Power Technologies, Inc. (a)	1,248	587
Plug Power, Inc. (a)(b)	17,057	29,167
Powell Industries, Inc.	1,235	36,260
Power Solutions International, Inc. (a)(b)	911	28,642
Preformed Line Products Co.	390	11,817
Real Goods Solar, Inc. (a)	117	146
Revolution Lighting Technologies, Inc. (a)	6,156	6,464
SolarCity Corp. (a)(b)	8,185	395,172
Sunrun, Inc.	7,948	94,422
Ultralife Corp. (a)	1,921	8,337
Vicor Corp. (a)	3,302	32,228
		940,131
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,150	57,078
Machinery - 0.7%
Adept Technology, Inc. (a)(b)	3,143	22,315
Altra Industrial Motion Corp.	2,470	61,775
American Railcar Industries, Inc. (b)	1,800	74,628
ARC Group Worldwide, Inc. (a)	1,315	4,787
Astec Industries, Inc.	1,931	76,294
Blue Bird Corp. (a)(b)	2,557	30,224
Chart Industries, Inc. (a)	2,608	66,660
Columbus McKinnon Corp. (NY Shares)	1,888	35,891
Commercial Vehicle Group, Inc. (a)	2,890	14,797
Dynamic Materials Corp.	960	10,877
Energy Recovery, Inc. (a)(b)	3,782	10,098
ExOne Co. (a)(b)	1,061	7,820
FreightCar America, Inc.	971	20,925
Hardinge, Inc.	1,739	17,860
Hurco Companies, Inc.	480	14,803
Kornit Digital Ltd. (a)(b)	3,100	37,975
L.B. Foster Co. Class A	718	12,874
Lincoln Electric Holdings, Inc.	5,952	349,085
Manitex International, Inc. (a)(b)	1,165	7,456
Middleby Corp. (a)	4,780	518,869
NN, Inc.	1,870	45,273
Nordson Corp.	5,077	337,722
Omega Flex, Inc.	768	23,547
PACCAR, Inc.	29,184	1,720,980
PMFG, Inc. (a)	1,184	7,720
RBC Bearings, Inc. (a)	1,928	119,266
Sun Hydraulics Corp.	2,240	72,262
Tecumseh Products Co. (a)	2,289	11,399
TriMas Corp. (a)	4,064	74,127
Twin Disc, Inc.	736	10,297
Westport Innovations, Inc. (a)(b)	4,611	16,323
Woodward, Inc.	5,157	235,159
		4,070,088
Marine - 0.0%
Diana Containerships, Inc.	3,201	5,314
DryShips, Inc. (b)	60,911	27,782
Eagle Bulk Shipping, Inc. (a)(b)	3,952	28,217
Euroseas Ltd. (a)	292	1,469
Euroseas Ltd. rights 9/17/15 (a)	283	112
Golden Ocean Group Ltd.	1,995	6,085
Paragon Shipping, Inc. Class A (a)	2,802	1,905
Rand Logistics, Inc. (a)	2,250	5,535
Star Bulk Carriers Corp. (a)(b)	14,923	36,561
Ultrapetrol (Bahamas) Ltd. (a)	12,427	6,300
		119,280
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	2,161	57,936
Acacia Research Corp.	3,817	36,338
Advisory Board Co. (a)	3,627	176,381
Barrett Business Services, Inc.	582	20,748
CRA International, Inc. (a)	1,024	23,265
Exponent, Inc.	1,858	79,430
Heidrick & Struggles International, Inc.	1,606	31,301
Hudson Global, Inc. (a)	2,081	5,369
Huron Consulting Group, Inc. (a)	1,771	128,203
ICF International, Inc. (a)	1,698	58,089
Kelly Services, Inc. Class A (non-vtg.)	2,702	39,044
Kforce, Inc.	2,295	61,483
Lightbridge Corp. (a)(b)	1,518	1,457
Odyssey Marine Exploration, Inc. (a)(b)	8,356	2,356
Pendrell Corp. (a)	17,122	25,341
Resources Connection, Inc.	3,595	56,406
RPX Corp. (a)	4,968	68,409
Towers Watson & Co.	5,668	672,962
Verisk Analytics, Inc. (a)	13,993	1,022,608
VSE Corp.	422	17,462
		2,584,588
Road & Rail - 0.5%
AMERCO	1,618	606,038
ArcBest Corp.	2,150	62,092
Avis Budget Group, Inc. (a)	8,578	378,547
Covenant Transport Group, Inc. Class A (a)	1,209	28,520
Heartland Express, Inc.	7,432	150,424
J.B. Hunt Transport Services, Inc.	9,655	702,691
Landstar System, Inc.	3,721	246,330
Marten Transport Ltd.	2,505	46,368
Old Dominion Freight Lines, Inc. (a)	7,174	476,999
P.A.M. Transportation Services, Inc. (a)	610	23,564
Patriot Transportation Holding, Inc. (a)	305	6,673
Saia, Inc. (a)	2,026	76,076
Student Transportation, Inc. (b)	8,593	35,467
U.S.A. Truck, Inc. (a)	896	17,696
Universal Truckload Services, Inc. (b)	2,729	53,570
Werner Enterprises, Inc.	5,731	151,814
YRC Worldwide, Inc. (a)	2,694	45,017
		3,107,886
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	4,171	151,199
DXP Enterprises, Inc. (a)	1,250	37,188
Fastenal Co. (b)	24,115	929,392
General Finance Corp. (a)	2,885	10,992
H&E Equipment Services, Inc.	2,752	56,994
HD Supply Holdings, Inc. (a)	16,105	531,465
Houston Wire & Cable Co.	1,643	12,553
Lawson Products, Inc. (a)	1,280	29,939
Rush Enterprises, Inc.:
Class A (a)	2,216	56,552
Class B (a)	1,322	29,877
Stock Building Supply Holdings, Inc. (a)	1,870	35,212
Titan Machinery, Inc. (a)	1,771	20,597
Willis Lease Finance Corp. (a)	1,219	20,418
		1,922,378
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	898	37,527

TOTAL INDUSTRIALS		25,939,087

INFORMATION TECHNOLOGY - 45.1%
Communications Equipment - 3.9%
ADTRAN, Inc.	5,192	83,176
Alliance Fiber Optic Products, Inc.	1,744	32,892
Applied Optoelectronics, Inc. (a)	1,152	23,743
Arris Group, Inc. (a)	12,366	326,710
AudioCodes Ltd. (a)	4,224	14,277
Aviat Networks, Inc. (a)	10,856	12,593
Bel Fuse, Inc. Class B (non-vtg.)	779	13,757
Black Box Corp.	1,664	25,626
Brocade Communications Systems, Inc.	34,712	369,683
CalAmp Corp. (a)	2,633	43,760
Ceragon Networks Ltd. (a)(b)	18,295	26,894
Cisco Systems, Inc.	419,503	10,856,738
Clearfield, Inc. (a)(b)	1,391	23,633
CommScope Holding Co., Inc. (a)	15,751	509,545
Communications Systems, Inc.	1,863	16,543
Comtech Telecommunications Corp.	1,316	35,111
Digi International, Inc. (a)	2,860	29,286
DragonWave, Inc. (a)	2,981	612
EchoStar Holding Corp. Class A (a)	3,780	168,588
EMCORE Corp. (a)	5,460	38,056
EXFO, Inc. (sub. vtg.) (a)	1,927	5,932
Extreme Networks, Inc. (a)	7,500	22,500
F5 Networks, Inc. (a)	5,914	718,019
Finisar Corp. (a)	8,208	126,649
Gilat Satellite Networks Ltd. (a)	5,163	22,046
Harmonic, Inc. (a)	8,427	48,624
Infinera Corp. (a)	10,535	229,874
InterDigital, Inc.	3,178	157,216
Ituran Location & Control Ltd.	1,845	44,631
Ixia (a)	6,400	99,008
KVH Industries, Inc. (a)	3,239	35,888
Lumentum Holdings, Inc. (a)	4,587	90,547
Mitel Networks Corp. (a)(b)	8,011	59,041
NETGEAR, Inc. (a)	3,114	94,603
Novatel Wireless, Inc. (a)(b)	4,258	11,837
NumereX Corp. Class A (a)	1,769	16,522
Oclaro, Inc. (a)(b)	10,121	27,529
Parkervision, Inc. (a)	8,711	1,916
PC-Tel, Inc.	2,374	12,986
Polycom, Inc. (a)	10,723	115,379
QUALCOMM, Inc.	134,465	7,608,030
Radware Ltd. (a)	4,391	81,717
ShoreTel, Inc. (a)	5,766	42,899
Sierra Wireless, Inc. (a)(b)	2,797	62,765
Silicom Ltd.	736	20,707
Sonus Networks, Inc. (a)	4,805	33,827
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	20,005	195,249
Tessco Technologies, Inc.	738	17,587
Ubiquiti Networks, Inc. (b)	7,461	262,329
UTStarcom Holdings Corp. (a)	2,951	5,932
ViaSat, Inc. (a)(b)	3,905	229,497
Viavi Solutions, Inc. (a)	19,808	106,369
Westell Technologies, Inc. Class A (a)	5,923	6,693
Wi-Lan, Inc.	15,421	31,531
		23,297,102
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	2,240	23,005
CDW Corp.	14,016	557,136
Cognex Corp.	7,368	262,006
Coherent, Inc. (a)	1,956	114,035
Control4 Corp. (a)(b)	1,870	16,774
CUI Global, Inc. (a)	2,225	11,548
Daktronics, Inc.	3,750	32,588
Deswell Industries, Inc.	1,830	3,111
DTS, Inc. (a)	1,286	34,118
Echelon Corp. (a)	3,904	2,186
Electro Rent Corp.	2,304	24,561
Electro Scientific Industries, Inc.	2,848	13,215
FARO Technologies, Inc. (a)	1,472	57,187
FEI Co.	3,504	264,482
Flextronics International Ltd. (a)	46,469	488,389
FLIR Systems, Inc.	11,907	340,897
GSI Group, Inc. (a)	3,200	41,568
Hollysys Automation Technologies Ltd.	4,900	85,995
I. D. Systems Inc. (a)(b)	1,281	4,804
Identiv, Inc. (a)	653	3,036
II-VI, Inc. (a)	5,068	85,599
Insight Enterprises, Inc. (a)	3,469	87,800
IPG Photonics Corp. (a)	4,419	373,052
Itron, Inc. (a)	3,277	98,310
Kimball Electronics, Inc. (a)	2,113	24,828
Littelfuse, Inc.	1,766	158,499
LoJack Corp. (a)	2,241	7,418
Maxwell Technologies, Inc. (a)(b)	2,336	12,474
Mercury Systems, Inc. (a)	3,403	53,904
Mesa Laboratories, Inc.	376	40,758
MTS Systems Corp.	1,224	72,877
Multi-Fineline Electronix, Inc. (a)	2,374	37,913
National Instruments Corp.	10,628	310,444
Neonode, Inc. (a)(b)	2,957	8,664
NetList, Inc. (a)(b)	4,843	2,422
Newport Corp. (a)	3,753	57,421
Orbotech Ltd. (a)	3,008	50,113
OSI Systems, Inc. (a)	1,515	110,656
PC Connection, Inc.	2,664	56,130
PC Mall, Inc. (a)	2,066	20,205
Plexus Corp. (a)	2,981	113,487
RadiSys Corp. (a)	1,990	5,453
Richardson Electronics Ltd.	1,026	6,382
Rofin-Sinar Technologies, Inc. (a)	2,379	60,593
Sanmina Corp. (a)	6,567	126,349
ScanSource, Inc. (a)	2,566	98,021
Speed Commerce, Inc. (a)	3,105	513
Tech Data Corp. (a)	3,104	202,505
Trimble Navigation Ltd. (a)	21,774	411,529
TTM Technologies, Inc. (a)	7,252	49,459
Uni-Pixel, Inc. (a)(b)	2,774	3,218
Universal Display Corp. (a)	3,938	145,076
Zebra Technologies Corp. Class A (a)	4,224	350,085
		5,622,798
Internet Software & Services - 11.1%
21Vianet Group, Inc. ADR (a)	3,680	65,467
Actua Corp. (a)	3,104	44,170
Akamai Technologies, Inc. (a)	14,725	1,050,040
Alarm.com Holdings, Inc. (b)	3,520	59,910
Angie's List, Inc. (a)(b)	5,506	29,127
Apigee Corp. (b)	2,316	15,100
Autobytel, Inc. (a)	742	13,096
Baidu.com, Inc. sponsored ADR (a)	22,890	3,370,553
Bazaarvoice, Inc. (a)	5,856	30,393
Benefitfocus, Inc. (a)(b)	2,561	93,937
Blucora, Inc. (a)(b)	4,369	60,991
Brightcove, Inc. (a)	3,072	16,374
Carbonite, Inc. (a)	2,188	24,090
China Finance Online Co. Ltd. ADR (a)(b)	1,952	7,242
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,255	8,948
Cimpress NV (a)(b)	2,732	191,185
comScore, Inc. (a)	3,509	183,205
Constant Contact, Inc. (a)	2,560	63,386
Cornerstone OnDemand, Inc. (a)	4,523	161,652
CoStar Group, Inc. (a)	2,649	468,979
Criteo SA sponsored ADR (a)	4,348	170,485
DealerTrack Holdings, Inc. (a)	4,454	279,533
EarthLink Holdings Corp.	9,504	79,739
eBay, Inc. (a)	99,827	2,706,310
eGain Communications Corp. (a)(b)	1,984	7,162
Endurance International Group Holdings, Inc. (a)(b)	11,273	172,364
Facebook, Inc. Class A (a)	185,508	16,589,980
Five9, Inc. (a)	5,991	23,545
GigaMedia Ltd. (a)	4,545	2,363
Global Sources Ltd. (a)	3,824	31,395
Gogo, Inc. (a)(b)	6,821	108,386
Google, Inc.:
Class A (a)	23,924	15,498,446
Class C	28,139	17,396,937
HomeAway, Inc. (a)	7,459	213,999
Hortonworks, Inc.	3,733	88,696
IAC/InterActiveCorp	6,365	444,277
Internap Network Services Corp. (a)	4,871	38,822
iPass, Inc. (a)	12,453	13,574
j2 Global, Inc.	3,816	265,517
Limelight Networks, Inc. (a)	9,084	21,529
Liquidity Services, Inc. (a)	2,534	19,005
LiveDeal, Inc. (a)(b)	1,415	2,363
LivePerson, Inc. (a)	4,896	44,798
LogMeIn, Inc. (a)	1,725	107,537
Marchex, Inc. Class B	2,897	11,501
Marketo, Inc. (a)	3,368	94,338
MercadoLibre, Inc. (b)	3,654	402,123
Momo, Inc. ADR (b)	3,516	40,997
Net Element International, Inc. (a)	2,062	409
NetEase, Inc. sponsored ADR	6,221	691,651
NIC, Inc.	5,992	112,889
Perion Network Ltd. (a)	11,342	26,427
Points International Ltd. (a)	1,700	15,470
QuinStreet, Inc. (a)	3,725	20,488
Qumu Corp. (a)	842	3,890
RealNetworks, Inc. (a)	2,949	12,769
Rediff.com India Ltd. sponsored ADR (a)	1,280	1,702
Reis, Inc.	1,212	30,179
RetailMeNot, Inc. (a)	4,384	39,456
Rocket Fuel, Inc. (a)(b)	2,947	18,065
SciQuest, Inc. (a)	1,701	18,677
Sify Technologies Ltd. sponsored ADR	3,712	4,900
SINA Corp. (a)(b)	4,964	192,355
Sohu.com, Inc. (a)	3,144	148,806
SPS Commerce, Inc. (a)	1,459	99,241
Stamps.com, Inc. (a)	1,440	118,570
Support.com, Inc. (a)	5,856	7,437
TechTarget, Inc. (a)	3,200	29,536
TheStreet.com, Inc.	5,708	9,989
Travelzoo, Inc. (a)	1,601	15,370
TrueCar, Inc. (a)(b)	7,635	45,123
Tucows, Inc. (a)(b)	1,232	31,933
United Online, Inc. (a)	975	10,618
Unwired Planet, Inc. (a)	32,923	25,351
VeriSign, Inc. (a)(b)	9,645	664,926
Web.com Group, Inc. (a)	4,364	93,957
WebMD Health Corp. (a)	3,368	138,526
Weibo Corp. sponsored ADR (a)	3,580	43,425
Wix.com Ltd. (a)	3,010	59,448
Xoom Corp. (a)	3,427	85,092
Yahoo!, Inc. (a)	77,531	2,499,599
Yandex NV (a)	22,042	268,912
YY, Inc. ADR (a)(b)	3,046	166,373
Zillow Group, Inc. (a)(b)	4,432	112,484
Zillow Group, Inc. Class C (a)(b)	9,665	238,339
		66,935,948
IT Services - 2.8%
6D Global Technologies, Inc. (a)(b)	6,913	16,660
Acxiom Corp. (a)	6,192	129,784
Amdocs Ltd.	12,932	739,840
Automatic Data Processing, Inc.	38,721	2,993,908
Blackhawk Network Holdings, Inc. (a)	4,368	172,580
BluePhoenix Solutions Ltd. (a)	672	1,008
Cardtronics, Inc. (a)	3,814	131,583
Cass Information Systems, Inc.	992	47,814
China Information Technology, Inc. (a)	4,515	5,960
Cognizant Technology Solutions Corp. Class A (a)	50,591	3,184,198
Computer Task Group, Inc.	1,516	10,172
CSG Systems International, Inc.	2,886	89,206
Datalink Corp. (a)	1,926	11,171
Euronet Worldwide, Inc. (a)	4,230	272,708
ExlService Holdings, Inc. (a)	3,081	111,471
Fiserv, Inc. (a)	19,417	1,655,688
Forrester Research, Inc.	1,908	60,312
Hackett Group, Inc.	3,616	50,949
Information Services Group, Inc.	5,966	22,134
Innodata, Inc. (a)	2,689	6,427
Jack Henry & Associates, Inc.	6,752	458,866
Lionbridge Technologies, Inc. (a)	4,577	24,395
ManTech International Corp. Class A	1,701	46,590
Mattersight Corp. (a)	2,243	14,580
ModusLink Global Solutions, Inc. (a)(b)	3,552	11,189
MoneyGram International, Inc. (a)	4,170	36,446
NCI, Inc. Class A	1,035	14,769
Net 1 UEPS Technologies, Inc. (a)	4,261	87,734
Paychex, Inc.	29,929	1,336,629
PayPal Holdings, Inc. (a)	100,193	3,506,755
Perficient, Inc. (a)	3,233	53,538
PFSweb, Inc. (a)	865	11,288
Planet Payment, Inc. (a)	6,578	19,471
PRG-Schultz International, Inc. (a)	3,686	13,306
QIWI PLC Class B sponsored ADR	3,152	82,425
Sabre Corp.	22,540	613,539
ServiceSource International, Inc. (a)	7,616	36,100
Sykes Enterprises, Inc. (a)	3,648	91,747
Syntel, Inc. (a)	6,922	307,683
Teletech Holdings, Inc.	4,164	112,636
Virtusa Corp. (a)	2,222	117,588
		16,710,847
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Energy Industries, Inc. (a)	3,200	77,664
Advanced Micro Devices, Inc. (a)(b)	63,014	114,055
Aixtron AG sponsored ADR (a)	392	2,493
Alpha & Omega Semiconductor Ltd. (a)	2,446	18,712
Altera Corp.	24,838	1,205,885
Ambarella, Inc. (a)(b)	2,564	245,195
Amkor Technology, Inc. (a)	19,634	106,024
Amtech Systems, Inc. (a)	843	4,603
ANADIGICS, Inc. (a)	13,167	4,266
Analog Devices, Inc.	25,606	1,430,351
Applied Materials, Inc.	101,858	1,638,386
Applied Micro Circuits Corp. (a)(b)	7,058	41,289
ARM Holdings PLC sponsored ADR	10,529	443,903
ASML Holding NV	5,650	514,263
Atmel Corp.	34,917	285,272
Avago Technologies Ltd.	21,170	2,666,785
Axcelis Technologies, Inc. (a)	9,729	31,717
AXT, Inc. (a)	4,233	9,270
Broadcom Corp. Class A	45,581	2,355,170
Brooks Automation, Inc.	6,025	62,540
Cabot Microelectronics Corp. (a)	2,086	90,491
Camtek Ltd. (a)	3,169	8,493
Canadian Solar, Inc. (a)(b)	4,235	79,279
Cascade Microtech, Inc. (a)	1,708	26,337
Cavium, Inc. (a)	4,620	314,252
Ceva, Inc. (a)	2,240	43,120
China Sunergy Co. Ltd. ADR (a)	933	1,344
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,288	42,534
Cirrus Logic, Inc. (a)	5,156	155,505
Cohu, Inc.	1,888	18,314
Cree, Inc. (a)(b)	8,800	239,536
Cypress Semiconductor Corp.	27,112	271,120
Diodes, Inc. (a)	3,139	61,807
DSP Group, Inc. (a)	2,784	24,360
Entegris, Inc. (a)	11,136	152,897
EZchip Semiconductor Ltd. (a)	3,573	81,893
Fairchild Semiconductor International, Inc. (a)	10,155	138,108
First Solar, Inc. (a)	8,227	393,580
FormFactor, Inc. (a)	3,947	26,248
GSI Technology, Inc. (a)	1,645	7,666
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	378	4,986
Himax Technologies, Inc. sponsored ADR	8,615	59,616
Ikanos Communications, Inc. (a)	395	1,078
Integrated Device Technology, Inc. (a)	12,932	245,579
Integrated Silicon Solution, Inc.	2,150	47,236
Intel Corp.	391,683	11,178,633
Intermolecular, Inc. (a)	3,200	6,848
Intersil Corp. Class A	10,534	111,028
IXYS Corp.	3,462	40,817
JA Solar Holdings Co. Ltd. ADR (a)(b)	4,905	39,289
KLA-Tencor Corp.	13,042	653,535
Kopin Corp. (a)	7,046	21,843
Kulicke & Soffa Industries, Inc. (a)	7,247	76,528
Lam Research Corp.	13,038	948,775
Lattice Semiconductor Corp. (a)	10,433	43,610
Linear Technology Corp.	19,843	799,276
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	4,402	129,903
Marvell Technology Group Ltd.	42,544	479,471
Mattson Technology, Inc. (a)	4,641	13,041
Maxim Integrated Products, Inc.	23,187	780,706
Mellanox Technologies Ltd. (a)	3,618	146,312
Microchip Technology, Inc.	16,519	702,058
Micron Technology, Inc. (a)	88,617	1,454,205
Microsemi Corp. (a)	7,944	252,301
MKS Instruments, Inc.	4,171	140,563
Monolithic Power Systems, Inc.	3,076	147,925
MoSys, Inc. (a)(b)	7,468	11,127
Nanometrics, Inc. (a)(b)	1,702	23,641
Nova Measuring Instruments Ltd. (a)	4,218	46,103
NVE Corp.	480	25,210
NVIDIA Corp.	44,719	1,005,283
NXP Semiconductors NV (a)	20,810	1,761,567
O2Micro International Ltd. sponsored ADR (a)	3,462	7,755
Omnivision Technologies, Inc. (a)	4,481	107,096
ON Semiconductor Corp. (a)	35,439	338,620
PDF Solutions, Inc. (a)	2,880	35,078
Pericom Semiconductor Corp.	2,886	35,151
Photronics, Inc. (a)	4,769	43,446
Pixelworks, Inc. (a)(b)	1,261	5,889
PMC-Sierra, Inc. (a)	15,077	94,834
Power Integrations, Inc.	2,695	105,779
Qorvo, Inc. (a)	12,184	676,334
QuickLogic Corp. (a)	8,813	11,898
Rambus, Inc. (a)(b)	9,507	127,679
Rubicon Technology, Inc. (a)	2,022	2,831
SemiLEDs Corp. (a)	2,341	1,171
Semtech Corp. (a)	5,542	93,937
Sigma Designs, Inc. (a)	2,438	24,014
Silicon Laboratories, Inc. (a)	3,470	150,876
Silicon Motion Technology Corp. sponsored ADR	2,625	66,413
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	4,497	27,746
Skyworks Solutions, Inc.	15,643	1,366,416
SolarEdge Technologies, Inc. (b)	3,363	84,479
SunEdison Semiconductor Ltd. (a)	3,340	40,080
SunPower Corp. (a)(b)	11,022	267,394
Synaptics, Inc. (a)	2,880	201,859
Tessera Technologies, Inc.	4,291	140,487
Texas Instruments, Inc.	85,716	4,100,653
Tower Semiconductor Ltd. (a)	6,980	84,528
Ultra Clean Holdings, Inc. (a)	2,273	15,434
Ultratech, Inc. (a)	2,117	36,412
Veeco Instruments, Inc. (a)(b)	3,202	73,870
Vimicro International Corp. sponsored ADR (a)(b)	3,560	38,270
Xcerra Corp. (a)	4,324	27,068
Xilinx, Inc.	21,394	896,195
		44,162,512
Software - 9.1%
ACI Worldwide, Inc. (a)	10,080	215,006
Activision Blizzard, Inc.	59,653	1,707,865
Adobe Systems, Inc. (a)	41,111	3,230,091
Allot Communications Ltd. (a)(b)	3,540	18,479
American Software, Inc. Class A	834	7,639
ANSYS, Inc. (a)	7,410	656,526
Aspen Technology, Inc. (a)(b)	7,204	272,815
Autodesk, Inc. (a)	18,599	869,503
Blackbaud, Inc.	3,626	207,190
Bottomline Technologies, Inc. (a)	3,308	88,456
BroadSoft, Inc. (a)	2,250	71,010
CA Technologies, Inc.	35,741	975,372
Cadence Design Systems, Inc. (a)	23,810	476,676
Callidus Software, Inc. (a)	5,412	85,347
CDK Global, Inc.	13,289	658,337
Changyou.com Ltd. (A Shares) ADR (a)	1,688	35,431
Check Point Software Technologies Ltd. (a)(b)	14,864	1,159,541
Citrix Systems, Inc. (a)	13,259	903,070
Code Rebel Corp. (b)	1,478	21,135
CommVault Systems, Inc. (a)	3,564	127,734
Comverse, Inc. (a)	1,701	32,047
Covisint Corp. (a)	5,421	14,637
CyberArk Software Ltd. (a)(b)	2,633	134,415
Datawatch Corp. (a)(b)	1,093	5,684
Descartes Systems Group, Inc. (a)	6,864	118,748
Digimarc Corp. (a)(b)	832	31,724
Ebix, Inc. (b)	2,732	77,561
Electronic Arts, Inc. (a)	25,830	1,708,655
EnerNOC, Inc. (a)(b)	2,891	27,002
Envivio, Inc. (a)	3,210	5,971
EPIQ Systems, Inc.	3,200	40,704
ePlus, Inc. (a)	610	46,189
FalconStor Software, Inc. (a)	5,409	9,303
FireEye, Inc. (a)(b)	12,780	482,828
Fortinet, Inc. (a)	13,995	589,749
Glu Mobile, Inc. (a)	11,305	51,890
Guidance Software, Inc. (a)(b)	3,305	23,466
Interactive Intelligence Group, Inc. (a)	2,229	78,037
Intuit, Inc.	22,636	1,941,037
Jive Software, Inc. (a)	5,315	23,971
KongZhong Corp. sponsored ADR	2,122	13,835
Magic Software Enterprises Ltd.	4,001	23,806
Majesco Entertainment Co. (a)	737	951
Manhattan Associates, Inc. (a)	6,055	354,096
Mentor Graphics Corp.	9,840	254,266
Microsoft Corp.	667,573	29,052,777
MicroStrategy, Inc. Class A (a)	736	146,243
Mitek Systems, Inc. (a)	1,992	6,574
MobileIron, Inc. (a)	5,935	24,393
Monotype Imaging Holdings, Inc.	3,302	69,936
NetScout Systems, Inc. (a)	8,524	311,552
NICE Systems Ltd. sponsored ADR	2,850	175,446
Nuance Communications, Inc. (a)	26,410	434,973
Open Text Corp.	9,927	450,246
Parametric Technology Corp. (a)	9,290	307,685
Park City Group, Inc. (a)(b)	1,925	22,638
Paylocity Holding Corp. (a)	4,067	134,292
Pegasystems, Inc.	6,569	161,006
Progress Software Corp. (a)	4,643	125,779
Proofpoint, Inc. (a)(b)	3,473	195,669
QAD, Inc.:
Class A	1,326	33,375
Class B	352	7,149
Qlik Technologies, Inc. (a)	7,564	286,373
Qualys, Inc. (a)	3,042	88,401
Rapid7, Inc. (a)(b)	2,993	63,122
RealPage, Inc. (a)	6,724	123,789
Rovi Corp. (a)(b)	7,365	81,531
Sapiens International Corp. NV	4,936	57,455
SeaChange International, Inc. (a)	2,790	16,852
Shanda Games Ltd. sponsored ADR (a)	5,520	35,714
Smith Micro Software, Inc. (a)	2,849	2,251
Splunk, Inc. (a)	10,509	651,243
SS&C Technologies Holdings, Inc.	7,852	531,894
Sungy Mobile Ltd. ADR (a)	801	3,605
Symantec Corp.	55,989	1,147,215
Synchronoss Technologies, Inc. (a)	3,538	142,900
Synopsys, Inc. (a)	12,877	604,318
Take-Two Interactive Software, Inc. (a)	7,016	204,376
Tangoe, Inc. (a)(b)	2,797	20,978
TeleCommunication Systems, Inc. Class A (a)	7,122	24,927
TeleNav, Inc. (a)	3,755	26,548
The9 Ltd. sponsored ADR (a)	1,670	2,121
TigerLogic Corp. (a)	2,092	544
TiVo, Inc. (a)	9,704	88,306
Tubemogul, Inc. (a)	3,360	37,162
Ultimate Software Group, Inc. (a)	2,368	417,218
Varonis Systems, Inc. (a)(b)	2,180	43,164
Vasco Data Security International, Inc. (a)(b)	3,309	55,326
Verint Systems, Inc. (a)	5,124	273,263
Vringo, Inc. (a)	7,915	4,759
Yodlee, inc.	2,928	47,463
Zix Corp. (a)	4,740	20,761
Zynga, Inc. (a)	61,412	155,372
		54,796,479
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	475,429	53,609,334
Astro-Med, Inc.	1,204	16,784
Avid Technology, Inc. (a)	4,054	33,689
BlackBerry Ltd. (a)(b)	44,130	334,765
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,528	2,124
Concurrent Computer Corp.	3,526	18,970
Cray, Inc. (a)(b)	3,176	67,299
Dot Hill Systems Corp. (a)	7,270	70,301
Electronics for Imaging, Inc. (a)	4,109	179,851
Hutchinson Technology, Inc. (a)	2,246	3,369
Immersion Corp. (a)	2,848	33,008
Intevac, Inc. (a)	1,931	9,095
Logitech International SA	13,869	183,626
NetApp, Inc.	25,888	827,380
QLogic Corp. (a)	6,918	71,532
SanDisk Corp.	17,205	938,705
Seagate Technology LLC (b)	26,467	1,360,404
Silicon Graphics International Corp. (a)	2,150	10,750
Smart Technologies, Inc. Class A (a)(b)	3,298	2,474
Stratasys Ltd. (a)(b)	4,066	124,664
Super Micro Computer, Inc. (a)	4,258	116,456
Western Digital Corp.	18,990	1,556,420
		59,571,000

TOTAL INFORMATION TECHNOLOGY		271,096,686

MATERIALS - 0.7%
Chemicals - 0.4%
A. Schulman, Inc.	2,762	94,819
Balchem Corp.	2,560	149,837
Burcon NutraScience Corp. (a)	2,405	4,186
Codexis, Inc. (a)	6,312	23,544
Gulf Resources, Inc. (a)	2,496	4,243
Hawkins, Inc.	643	24,466
Innophos Holdings, Inc.	1,728	83,065
Innospec, Inc.	2,176	106,842
Marrone Bio Innovations, Inc. (a)	1,956	3,990
Metabolix, Inc. (a)(b)	361	780
Methanex Corp.	7,584	310,370
Rentech, Inc. (a)	1,823	12,816
Senomyx, Inc. (a)(b)	3,201	21,319
Sigma Aldrich Corp.	9,790	1,364,824
Tantech Holdings Ltd. (a)(b)	2,116	65,786
		2,270,887
Construction Materials - 0.0%
Tecnoglass, Inc. (a)(b)	2,626	35,477
U.S. Concrete, Inc. (a)	1,540	79,741
United States Lime & Minerals, Inc.	289	14,230
		129,448
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	640	34,848
Silgan Holdings, Inc.	5,067	265,308
UFP Technologies, Inc. (a)	1,026	22,080
		322,236
Metals & Mining - 0.2%
Century Aluminum Co. (a)	7,393	41,401
China Gerui Adv Mat Group Ltd. (a)	331	384
China Natural Resources, Inc. (a)	1,734	2,878
Globe Specialty Metals, Inc.	5,870	80,654
Handy & Harman Ltd. (a)	875	22,068
Haynes International, Inc.	928	35,468
Horsehead Holding Corp. (a)(b)	4,586	37,513
Kaiser Aluminum Corp.	1,578	131,889
Mountain Province Diamonds, Inc. (a)	10,889	34,514
Olympic Steel, Inc.	1,024	13,261
Pan American Silver Corp.	12,771	88,503
Randgold Resources Ltd. sponsored ADR (b)	4,192	252,736
Real Industries, Inc. (a)	2,109	20,415
Royal Gold, Inc.	5,289	254,507
Schnitzer Steel Industries, Inc. Class A	2,088	36,143
Silver Standard Resources, Inc. (a)	7,073	45,621
Steel Dynamics, Inc.	19,366	377,250
Sutor Technology Group Ltd. (a)	841	1,001
Universal Stainless & Alloy Products, Inc. (a)	554	7,196
		1,483,402
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,134	70,234
Pope Resources, Inc. LP	234	15,327
		85,561

TOTAL MATERIALS		4,291,534

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)	6,979	53,948
Alaska Communication Systems Group, Inc. (a)	4,364	9,688
Atlantic Tele-Network, Inc.	1,284	91,742
B Communications Ltd.	2,242	38,652
Cogent Communications Group, Inc.	3,776	104,860
Consolidated Communications Holdings, Inc.	4,301	83,913
FairPoint Communications, Inc. (a)	1,992	32,589
Frontier Communications Corp.	95,070	482,005
General Communications, Inc. Class A (a)	3,137	52,858
Hawaiian Telcom Holdco, Inc. (a)	741	16,309
inContact, Inc. (a)	5,350	40,393
Inteliquent, Inc.	2,754	50,453
Internet Gold Golden Lines Ltd. (a)	1,536	10,598
Iridium Communications, Inc. (a)(b)	8,289	61,753
Lumos Networks Corp.	1,925	22,600
magicJack VocalTec Ltd. (a)(b)	1,481	13,462
ORBCOMM, Inc. (a)	5,766	35,115
pdvWireless (b)	1,488	47,571
Towerstream Corp. (a)(b)	3,372	5,024
Windstream Holdings, Inc. (b)	8,155	58,634
		1,312,167
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	1,255	22,841
Boingo Wireless, Inc. (a)(b)	2,656	20,053
Leap Wireless International, Inc. rights (a)	4,142	10,438
NII Holdings, Inc. (a)	8,154	70,043
NTELOS Holdings Corp. (a)	1,925	17,652
Partner Communications Co. Ltd. ADR (a)	1,222	5,230
SBA Communications Corp. Class A (a)	10,690	1,263,558
Shenandoah Telecommunications Co.	1,894	73,279
Spok Holdings, Inc.	1,920	31,699
VimpelCom Ltd. sponsored ADR (b)	145,680	680,326
Vodafone Group PLC sponsored ADR	35,024	1,207,628
		3,402,747

TOTAL TELECOMMUNICATION SERVICES		4,714,914

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,962	113,919
Otter Tail Corp.	3,828	98,801
		212,720
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,027	20,961
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	856	12,712
Abengoa Yield PLC (b)	8,247	187,702
Pattern Energy Group, Inc.	5,703	129,287
TerraForm Global, Inc.	9,290	90,485
Terraform Power, Inc.	6,161	138,623
		558,809
Water Utilities - 0.0%
Artesian Resources Corp. Class A	800	17,592
Cadiz, Inc. (a)(b)	1,621	13,017
Connecticut Water Service, Inc.	992	34,472
Consolidated Water Co., Inc.	1,504	15,988
Middlesex Water Co.	1,867	42,493
Pure Cycle Corp. (a)	897	4,485
York Water Co.	902	19,149
		147,196

TOTAL UTILITIES		939,686

TOTAL COMMON STOCKS
(Cost $518,996,433)		600,208,356
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $2,378)	2,378	3,053
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.15% (c)	100,351	100,351
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	35,902,590	35,902,590
TOTAL MONEY MARKET FUNDS
(Cost $36,002,941)		36,002,941
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $555,001,752)		636,214,350
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(34,835,830)
NET ASSETS - 100%		$601,378,520

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$888
Fidelity Securities Lending Cash Central Fund	370,811
Total	$371,699

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$108,951,528	$108,951,528	$--	$--
Consumer Staples	34,714,684	34,714,684	--	--
Energy	3,999,218	3,999,218	--	--
Financials	40,759,820	40,759,820	--	--
Health Care	104,801,199	104,795,263	--	5,936
Industrials	25,939,087	25,938,975	112	--
Information Technology	271,096,686	271,096,686	--	--
Materials	4,291,534	4,291,534	--	--
Telecommunication Services	4,714,914	4,704,476	--	10,438
Utilities	939,686	939,686	--	--
Corporate Bonds	3,053	--	3,053	--
Money Market Funds	36,002,941	36,002,941	--	--
Total Investments in Securities:	$636,214,350	$636,194,811	$3,165	$16,374

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $555,889,740. Net unrealized appreciation aggregated $80,324,610, of which $124,785,598 related to appreciated investment securities and $44,460,988 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2015

1.805766.111
EIF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	9,677	$60,481
China XD Plastics Co. Ltd. (a)	13,378	77,325
Dorman Products, Inc. (a)(b)	9,066	456,473
Federal-Mogul Corp. Class A (a)	44,963	413,660
Fox Factory Holding Corp. (a)	9,415	141,413
Fuel Systems Solutions, Inc. (a)	5,576	38,196
Gentex Corp.	70,332	1,090,146
Gentherm, Inc. (a)	9,134	416,419
Motorcar Parts of America, Inc. (a)	4,574	145,865
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,763	9,567
Remy International, Inc.	8,189	239,938
Shiloh Industries, Inc. (a)	4,100	47,191
SORL Auto Parts, Inc. (a)	1,464	3,030
Spartan Motors, Inc.	9,513	41,572
Strattec Security Corp.	1,057	66,686
Sypris Solutions, Inc.	1,434	2,022
The Goodyear Tire & Rubber Co.	65,762	1,957,735
		5,207,719
Automobiles - 0.4%
Kandi Technolgies, Inc. (a)(b)	14,193	95,945
Tesla Motors, Inc. (a)(b)	31,279	7,790,348
		7,886,293
Distributors - 0.2%
Core-Mark Holding Co., Inc.	5,626	338,179
Fenix Parts, Inc.	5,505	54,885
LKQ Corp. (a)	75,168	2,254,288
Pool Corp.	10,293	717,216
VOXX International Corp. (a)(b)	5,545	42,974
Weyco Group, Inc.	3,999	107,773
		3,515,315
Diversified Consumer Services - 0.1%
2U, Inc. (a)	10,783	377,082
American Public Education, Inc. (a)	4,342	95,220
Apollo Education Group, Inc. Class A (non-vtg.) (a)	28,112	312,324
Ascent Capital Group, Inc. (a)	3,055	85,784
ATA, Inc. ADR (a)	2,232	5,312
Cambium Learning Group, Inc. (a)(b)	11,947	62,244
Capella Education Co.	3,274	159,608
Career Education Corp. (a)	16,011	59,401
Collectors Universe, Inc.	3,024	56,458
Grand Canyon Education, Inc. (a)	12,334	455,865
Houghton Mifflin Harcourt Co. (a)	32,840	741,527
Liberty Tax, Inc.	3,270	77,041
Lincoln Educational Services Corp. (b)	1,850	829
National American University Holdings, Inc.	1,829	5,231
Steiner Leisure Ltd. (a)	3,513	223,673
Strayer Education, Inc.(a)	2,829	147,787
Tarena International, Inc. ADR (a)(b)	5,406	45,681
		2,911,067
Hotels, Restaurants & Leisure - 2.7%
Amaya, Inc. (a)	35,483	739,544
Ambassadors Group, Inc. (a)	12,539	33,855
BJ's Restaurants, Inc. (a)	5,937	255,232
Bloomin' Brands, Inc.	28,926	598,768
Bob Evans Farms, Inc.	5,676	256,498
Bojangles', Inc. (a)(b)	9,052	188,463
Bravo Brio Restaurant Group, Inc. (a)	5,313	67,741
Buffalo Wild Wings, Inc. (a)(b)	4,665	884,857
Caesars Acquisition Co. (a)(b)	36,868	262,500
Caesars Entertainment Corp. (a)(b)	35,541	339,417
Carrols Restaurant Group, Inc. (a)	9,292	117,544
Century Casinos, Inc. (a)	8,025	46,706
China Lodging Group Ltd. ADR (a)	7,826	200,737
China Yida Holding Co. (a)	388	1,242
Churchill Downs, Inc.	4,405	585,292
Chuy's Holdings, Inc. (a)(b)	3,947	120,936
Cosi, Inc. (a)(b)	12,944	15,403
Cracker Barrel Old Country Store, Inc. (b)	5,723	825,142
Dave & Buster's Entertainment, Inc.	10,057	346,363
Del Frisco's Restaurant Group, Inc. (a)	6,044	89,693
Del Taco Restaurants, Inc. (a)(b)	6,223	78,970
Denny's Corp. (a)	22,891	257,066
Diversified Restaurant Holdings, Inc. (a)	7,360	19,946
Dunkin' Brands Group, Inc.	23,377	1,172,590
El Pollo Loco Holdings, Inc. (a)	10,421	135,577
Eldorado Resorts, Inc. (a)	13,504	127,208
Empire Resorts, Inc. (a)(b)	17,008	72,454
Famous Dave's of America, Inc. (a)(b)	1,737	25,378
Fiesta Restaurant Group, Inc. (a)(b)	7,014	362,203
Fogo de Chao, Inc.	6,941	133,406
Gaming Partners International Corp. (a)	597	5,677
Golden Entertainment, Inc. (a)	1,173	10,792
Good Times Restaurants, Inc. (a)(b)	3,783	26,103
Habit Restaurants, Inc. Class A (b)	3,424	85,326
Homeinns Hotel Group ADR (a)(b)	10,132	269,511
Iao Kun Group Holding Co. Ltd.	14,955	20,787
Icahn Enterprises LP	31,471	2,306,195
Ignite Restaurant Group, Inc. (a)(b)	10,009	49,144
International Speedway Corp. Class A	7,129	228,770
Interval Leisure Group, Inc.	15,789	316,727
Isle of Capri Casinos, Inc. (a)	10,571	195,141
Jack in the Box, Inc.	8,706	680,635
Jamba, Inc. (a)(b)	5,158	71,284
Kona Grill, Inc. (a)	2,496	45,852
Marriott International, Inc. Class A (b)	67,826	4,792,585
Melco Crown Entertainment Ltd. sponsored ADR (b)	42,762	753,466
Monarch Casino & Resort, Inc. (a)	5,282	92,699
Morgans Hotel Group Co. (a)	16,324	74,927
Nathan's Famous, Inc. (a)(b)	1,134	36,696
Noodles & Co. (a)(b)	8,042	95,861
Norwegian Cruise Line Holdings Ltd. (a)	56,856	3,274,906
Panera Bread Co. Class A (a)	6,190	1,103,677
Papa John's International, Inc.	9,608	646,138
Papa Murphy's Holdings, Inc. (a)(b)	3,697	54,642
Peak Resorts, Inc. (b)	8,205	58,256
Penn National Gaming, Inc. (a)	18,842	342,171
Popeyes Louisiana Kitchen, Inc. (a)(b)	6,030	335,389
Potbelly Corp. (a)(b)	7,595	80,203
Premier Exhibitions, Inc. (a)	364	834
Rave Restaurant Group, Inc. (a)	2,094	19,830
RCI Hospitality Holdings, Inc. (a)	3,935	42,695
Red Robin Gourmet Burgers, Inc. (a)(b)	3,389	267,019
Ruth's Hospitality Group, Inc.	9,576	153,982
Scientific Games Corp. Class A (a)(b)	23,476	258,706
Sonic Corp.	12,528	338,256
Starbucks Corp.	372,018	20,353,105
Texas Roadhouse, Inc. Class A	16,944	609,815
The Cheesecake Factory, Inc.	11,558	627,253
Town Sports International Holdings, Inc. (a)	5,713	14,740
Tuniu Corp. Class A sponsored ADR (a)	3,633	44,432
Wendy's Co.	69,069	629,219
Wingstop, Inc. (b)	7,507	205,392
Wynn Resorts Ltd. (b)	25,104	1,884,055
		49,863,624
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	3,109	90,223
Cavco Industries, Inc. (a)	2,597	185,815
Dixie Group, Inc. (a)(b)	3,770	37,662
Flexsteel Industries, Inc.	1,834	56,487
Garmin Ltd.	46,831	1,761,314
GoPro, Inc. Class A (a)(b)	23,899	1,113,454
Green Brick Partners, Inc. (a)	8,393	101,975
Helen of Troy Ltd. (a)(b)	7,191	612,242
Hooker Furniture Corp.	2,583	61,630
iRobot Corp. (a)	7,828	229,360
LGI Homes, Inc. (a)(b)	5,092	132,596
Lifetime Brands, Inc.	4,373	63,496
Nova LifeStyle, Inc. (a)(b)	3,428	7,336
SGOCO Technology Ltd. (a)	1,000	440
Skullcandy, Inc. (a)	6,790	47,666
SodaStream International Ltd. (a)(b)	5,952	90,708
Stanley Furniture Co., Inc. (a)	825	2,327
Turtle Beach Corp. (a)(b)	11,150	25,868
Universal Electronics, Inc. (a)	4,111	187,420
Zagg, Inc. (a)(b)	6,901	50,515
		4,858,534
Internet & Catalog Retail - 6.0%
1-800-FLOWERS.com, Inc. Class A (a)	8,068	67,691
Amazon.com, Inc.(a)	115,473	59,224,947
Blue Nile, Inc. (a)(b)	2,780	94,687
CafePress, Inc. (a)	1,330	5,653
Cnova NV (a)(b)	116,097	520,115
Ctrip.com International Ltd. sponsored ADR (a)(b)	37,389	2,484,499
eLong, Inc. sponsored ADR (a)(b)	3,254	55,708
Etsy, Inc. (b)	27,661	396,382
EVINE Live, Inc. (a)	15,769	42,419
Expedia, Inc.	28,386	3,264,106
FTD Companies, Inc. (a)(b)	6,803	203,342
Gaiam, Inc. Class A (a)(b)	6,590	40,265
Groupon, Inc. Class A (a)(b)	173,178	779,301
HSN, Inc.	13,013	791,321
JD.com, Inc. sponsored ADR (a)	200,926	5,199,965
Lands' End, Inc. (a)(b)	8,589	218,504
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	34,872	1,385,465
Series A (a)	116,594	3,152,702
Liberty TripAdvisor Holdings, Inc. (a)	19,410	492,432
MakeMyTrip Ltd. (a)(b)	11,319	162,654
Netflix, Inc. (a)	105,156	12,096,095
NutriSystem, Inc.	6,901	193,090
Overstock.com, Inc. (a)	7,039	138,316
PetMed Express, Inc. (b)	4,054	67,215
Priceline Group, Inc. (a)	12,841	16,033,786
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	10,169	330,493
Shutterfly, Inc. (a)	8,350	324,481
TripAdvisor, Inc. (a)	32,218	2,252,038
U.S. Auto Parts Network, Inc. (a)	5,624	12,092
zulily, Inc. Class A (a)(b)	16,803	298,253
		110,328,017
Leisure Products - 0.3%
Arctic Cat, Inc.	3,330	88,012
Black Diamond, Inc. (a)	10,163	75,714
Escalade, Inc.	5,185	92,760
Hasbro, Inc.	30,776	2,295,582
JAKKS Pacific, Inc. (a)(b)	4,564	43,495
Johnson Outdoors, Inc. Class A	3,128	78,419
Malibu Boats, Inc. Class A (a)	4,435	76,592
Mattel, Inc. (b)	83,217	1,949,774
Smith & Wesson Holding Corp. (a)	14,014	253,373
Summer Infant, Inc. (a)	1,750	2,975
		4,956,696
Media - 5.2%
AirMedia Group, Inc. ADR (a)(b)	11,144	50,928
AMC Networks, Inc. Class A (a)	15,231	1,102,420
Beasley Broadcast Group, Inc. Class A	689	2,756
Bona Film Group Ltd. sponsored ADR (a)(b)	9,136	105,886
Carmike Cinemas, Inc. (a)	6,797	162,108
Central European Media Enterprises Ltd. Class A (a)(b)	40,486	89,069
Charter Communications, Inc. Class A (a)(b)	27,687	5,028,236
Cinedigm Corp. (a)(b)	19,604	11,076
Comcast Corp.:
Class A (b)	526,142	29,637,579
Class A (special) (non-vtg.) (b)	94,510	5,409,752
Crown Media Holdings, Inc. Class A (a)	91,390	488,937
CTC Media, Inc. (b)	39,272	71,868
Cumulus Media, Inc. Class A (a)(b)	60,579	86,628
Daily Journal Corp. (a)(b)	470	91,631
Dex Media, Inc. (a)(b)	2,971	772
Discovery Communications, Inc.:
Class A (a)(b)	50,254	1,336,756
Class B (a)	715	18,926
Class C (non-vtg.) (a)	53,954	1,368,273
DISH Network Corp. Class A (a)	55,519	3,290,611
DreamWorks Animation SKG, Inc. Class A (a)(b)	19,972	398,242
Emmis Communications Corp. Class A (a)	2,486	3,132
Global Eagle Entertainment, Inc. (a)(b)	20,480	241,050
Hemisphere Media Group, Inc. (a)(b)	5,186	70,581
Insignia Systems, Inc. (a)	738	1,978
Liberty Broadband Corp.:
Class A (a)	6,746	367,455
Class C (a)	18,532	992,018
Liberty Lilac Group:
Class A(a)	3,430	117,889
Class A(a)	65,018	3,128,666
Class B(a)	247	11,486
Class C(a)	7,963	264,770
Class C(a)	150,397	6,748,313
Liberty Media Corp.:
Class A (a)	30,404	1,132,549
Class C (a)	50,670	1,835,267
Loral Space & Communications Ltd. (a)	5,240	284,060
Markit Ltd. (a)	51,622	1,475,357
MDC Partners, Inc. Class A (sub. vtg.)	13,593	266,966
Morningstar, Inc.	11,601	925,528
National CineMedia, Inc.	16,674	219,263
News Corp.:
Class A	69,415	946,126
Class B	73,842	1,021,235
Nexstar Broadcasting Group, Inc. Class A	7,917	367,982
Radio One, Inc. Class D (non-vtg.) (a)(b)	10,308	31,955
ReachLocal, Inc. (a)(b)	4,325	10,596
Reading International, Inc. Class A (a)	6,809	87,359
Rentrak Corp. (a)(b)	3,810	173,888
RRSat Global Communications Network Ltd.	2,447	15,734
Salem Communications Corp. Class A	6,056	38,758
Scholastic Corp.	8,013	346,242
SFX Entertainment, Inc. (a)(b)	24,209	24,693
Sinclair Broadcast Group, Inc. Class A	16,191	433,595
Sirius XM Holdings, Inc. (a)(b)	1,353,481	5,163,530
Sizmek, Inc. (a)	6,828	44,860
Spanish Broadcasting System, Inc. Class A (a)	311	1,698
Starz Series A (a)(b)	25,406	955,520
Twenty-First Century Fox, Inc.:
Class A	308,165	8,440,639
Class B	200,515	5,546,245
Value Line, Inc.	1,458	18,371
Viacom, Inc.:
Class A	13,512	584,934
Class B (non-vtg.)	84,463	3,443,557
Videocon d2h Ltd. sponsored ADR (a)	9,902	108,328
VisionChina Media, Inc. ADR (a)(b)	1,079	10,423
WPP PLC ADR (b)	3,684	380,041
YOU On Demand Holdings, Inc. (a)(b)	1,926	3,948
		95,039,039
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	58,849	4,487,825
Fred's, Inc. Class A	9,737	127,749
Gordmans Stores, Inc. (a)(b)	3,931	14,859
Ollie's Bargain Outlet Holdings, Inc. (a)	13,700	245,093
Sears Canada, Inc. (a)(b)	26,609	166,862
Sears Holdings Corp. (a)(b)	26,296	701,577
The Bon-Ton Stores, Inc. (b)	5,468	21,817
Tuesday Morning Corp. (a)(b)	12,485	99,006
		5,864,788
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	2,497	89,393
Ascena Retail Group, Inc. (a)	41,594	502,040
bebe stores, Inc. (b)	19,126	26,203
Bed Bath & Beyond, Inc. (a)(b)	43,602	2,708,120
Big 5 Sporting Goods Corp.	5,900	67,850
Books-A-Million, Inc. (a)	1,634	5,229
Citi Trends, Inc.	4,611	121,777
Conn's, Inc. (a)(b)	9,568	285,605
DavidsTea, Inc.	7,766	107,093
Destination Maternity Corp.	3,661	41,552
Destination XL Group, Inc. (a)(b)	18,973	114,787
Finish Line, Inc. Class A	11,318	298,456
Five Below, Inc. (a)(b)	13,915	538,093
Francesca's Holdings Corp. (a)	10,562	118,717
Hibbett Sports, Inc. (a)(b)	5,942	234,709
Kirkland's, Inc.	4,778	106,645
Mattress Firm Holding Corp. (a)(b)	9,033	542,793
Michaels Companies, Inc. (a)(b)	51,359	1,346,119
Monro Muffler Brake, Inc.	8,035	509,339
O'Reilly Automotive, Inc. (a)	24,916	5,981,584
Office Depot, Inc. (a)	132,023	1,046,942
Outerwall, Inc.	4,299	264,818
Pacific Sunwear of California, Inc. (a)(b)	15,934	11,313
Perfumania Holdings, Inc. (a)	1,858	10,275
Rent-A-Center, Inc.	12,633	339,701
Ross Stores, Inc.	102,248	4,971,298
Sears Hometown & Outlet Stores, Inc. (a)	5,037	38,684
Select Comfort Corp. (a)	13,417	326,704
Shoe Carnival, Inc.	5,657	146,516
Sportsman's Warehouse Holdings, Inc. (a)(b)	11,663	150,686
Staples, Inc.	156,827	2,228,512
Stein Mart, Inc.	12,251	131,576
Tandy Leather Factory, Inc.	1,041	8,130
The Children's Place Retail Stores, Inc.	5,261	315,239
Tile Shop Holdings, Inc. (a)(b)	13,065	155,474
Tractor Supply Co.	33,480	2,856,179
Trans World Entertainment Corp. (a)	6,821	25,374
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	16,351	2,584,930
Urban Outfitters, Inc. (a)(b)	31,335	966,998
West Marine, Inc. (a)	7,754	68,003
Winmark Corp.	1,400	138,460
Zumiez, Inc. (a)(b)	8,312	193,753
		30,725,669
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	5,490
Cherokee, Inc.	1,997	51,203
Columbia Sportswear Co.	17,435	1,069,986
Crocs, Inc. (a)(b)	19,193	282,713
Crown Crafts, Inc.	1,184	9,567
Fossil Group, Inc. (a)	11,646	717,161
G-III Apparel Group Ltd. (a)	11,105	769,910
Iconix Brand Group, Inc. (a)(b)	12,299	170,833
Joe's Jeans, Inc. (a)	4,434	732
Kingold Jewelry, Inc. (b)	5,932	4,093
Lakeland Industries, Inc. (a)	2,257	20,968
lululemon athletica, Inc. (a)(b)	32,712	2,093,895
Perry Ellis International, Inc. (a)	3,575	88,517
Rocky Brands, Inc.	3,039	55,462
Sequential Brands Group, Inc. (a)(b)	10,511	172,065
Steven Madden Ltd. (a)	15,364	627,773
Superior Uniform Group, Inc.	4,267	72,454
Vera Bradley, Inc. (a)(b)	9,250	100,085
		6,312,907

TOTAL CONSUMER DISCRETIONARY		327,469,668

CONSUMER STAPLES - 5.7%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	1,762	271,753
Craft Brew Alliance, Inc. (a)	5,814	47,500
MGP Ingredients, Inc.	4,238	67,554
Monster Beverage Corp. (a)(b)	50,640	7,011,614
National Beverage Corp. (a)	12,138	320,686
Primo Water Corp. (a)(b)	8,555	55,608
		7,774,715
Food & Staples Retailing - 2.5%
Andersons, Inc.	7,288	257,849
Casey's General Stores, Inc. (b)	9,598	1,016,044
Chefs' Warehouse Holdings (a)(b)	7,607	115,170
China Jo-Jo Drugstores, Inc. (a)	1,100	2,024
Costco Wholesale Corp.	108,760	15,231,838
Fairway Group Holdings Corp. (a)(b)	10,070	22,859
Fresh Market, Inc. (a)(b)	12,458	268,221
G Willi-Food International Ltd. (a)	4,242	20,998
Ingles Markets, Inc. Class A	3,392	168,582
PriceSmart, Inc.	7,720	656,277
SpartanNash Co.	9,616	272,133
Sprouts Farmers Market LLC (a)(b)	37,535	764,588
United Natural Foods, Inc. (a)	12,722	612,564
Village Super Market, Inc. Class A	3,307	91,902
Walgreens Boots Alliance, Inc.	270,367	23,400,264
Whole Foods Market, Inc.	88,246	2,890,939
		45,792,252
Food Products - 2.7%
Alico, Inc.	2,192	92,217
Blue Buffalo Pet Products, Inc. (a)	48,608	1,241,934
Boulder Brands, Inc. (a)(b)	14,260	116,932
Bridgford Foods Corp. (a)	433	3,845
Cal-Maine Foods, Inc.	10,709	568,862
Calavo Growers, Inc.	4,255	247,854
Diamond Foods, Inc. (a)	8,269	249,476
Farmer Brothers Co. (a)(b)	5,108	116,769
Freshpet, Inc. (b)	8,946	116,209
Inventure Foods, Inc. (a)	6,705	57,998
J&J Snack Foods Corp.	4,649	529,800
John B. Sanfilippo & Son, Inc.	2,459	127,106
Keurig Green Mountain, Inc.	38,097	2,156,290
Lancaster Colony Corp.	6,762	641,240
Landec Corp. (a)	8,847	117,665
Lifeway Foods, Inc. (a)	5,561	80,134
Limoneira Co. (b)	5,024	95,356
Mondelez International, Inc.	402,949	17,068,920
Origin Agritech Ltd. (a)(b)	2,765	3,871
Pilgrim's Pride Corp. (b)	64,336	1,349,448
S&W Seed Co. (a)	3,247	16,235
Sanderson Farms, Inc. (b)	5,362	370,192
Seneca Foods Corp. Class A (a)	2,211	65,180
SkyPeople Fruit Juice, Inc. (a)(b)	1,700	1,683
Snyders-Lance, Inc.	17,699	597,695
SunOpta, Inc. (a)	17,669	156,547
The Hain Celestial Group, Inc. (a)(b)	25,059	1,525,091
The Kraft Heinz Co.	300,716	21,850,025
		49,564,574
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,206	167,056
WD-40 Co.	3,774	316,035
		483,091
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(b)	7,908	87,225
Inter Parfums, Inc.	8,757	225,055
LifeVantage Corp. (a)(b)	28,819	24,496
Mannatech, Inc. (a)	625	10,813
Natural Health Trends Corp. (b)	3,011	80,514
Nature's Sunshine Products, Inc.	7,919	96,929
Neptune Technologies & Bioressources, Inc. (a)(b)	17,693	23,535
Nutraceutical International Corp. (a)	3,582	86,828
Reliv International, Inc. (a)	923	997
Synutra International, Inc. (a)(b)	15,342	76,710
The Female Health Co. (a)(b)	6,933	9,706
United-Guardian, Inc.	1,179	21,741
		744,549

TOTAL CONSUMER STAPLES		104,359,181

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,907	13,459
ENGlobal Corp. (a)	5,041	5,192
Exterran Partners LP	14,968	325,404
Forbes Energy Services Ltd. (a)	4,367	3,974
Geospace Technologies Corp. (a)(b)	3,416	60,497
Glori Energy, Inc. (a)(b)	5,415	5,415
Gulf Island Fabrication, Inc.	5,322	67,217
Matrix Service Co. (a)	7,140	142,800
Mitcham Industries, Inc. (a)(b)	2,123	9,150
Ocean Rig UDW, Inc. (United States) (b)	41,051	142,447
Patterson-UTI Energy, Inc.	37,718	614,049
PHI, Inc. (non-vtg.) (a)	5,206	132,024
Profire Energy, Inc. (a)	7,873	8,582
RigNet, Inc. (a)(b)	5,798	167,156
SAExploration Holdings, Inc. (a)	3,388	10,435
Synthesis Energy Systems, Inc. (a)(b)	23,079	22,680
Tesco Corp.	10,031	85,163
		1,815,644
Oil, Gas & Consumable Fuels - 0.5%
Abraxas Petroleum Corp. (a)	25,964	50,630
Aemetis, Inc. (a)(b)	5,390	16,655
Alliance Holdings GP, LP	15,623	559,460
Alliance Resource Partners LP	19,407	496,431
Amyris, Inc. (a)(b)	18,938	34,278
Approach Resources, Inc. (a)(b)	8,306	21,263
Blueknight Energy Partners LP	9,473	58,733
BreitBurn Energy Partners LP	53,725	154,191
Calumet Specialty Products Partners LP	18,906	489,854
Capital Product Partners LP	27,392	193,935
Carrizo Oil & Gas, Inc. (a)	14,154	515,630
Ceres, Inc. (a)	312	368
Clean Energy Fuels Corp. (a)(b)	21,081	112,151
Diamondback Energy, Inc.	16,108	1,100,015
Dorchester Minerals LP	8,986	137,666
Eagle Rock Energy Partners LP	35,532	56,141
Energy XXI (Bermuda) Ltd. (b)	19,715	37,459
Escalera Resources Co. (a)	564	65
EV Energy Partners LP	11,535	103,123
FX Energy, Inc. (a)(b)	8,238	7,986
Gevo, Inc. (a)	314	757
Golar LNG Ltd. (b)	23,304	907,458
Golar LNG Partners LP	11,576	228,858
Green Plains, Inc.	10,332	219,658
Gulf Coast Ultra Deep Royalty Trust (a)	55,345	16,604
Gulfport Energy Corp. (a)	27,985	1,002,703
Hallador Energy Co. (b)	7,855	63,154
Hongli Clean Energy Technologies Corp. (a)	4,480	3,271
Isramco, Inc. (a)	558	73,098
Legacy Reserves LP	16,922	110,162
Lilis Energy, Inc. (a)	2,890	2,214
LINN Energy LLC/LINN Energy Finance Corp.	65,347	229,368
LinnCo LLC (b)	32,952	100,504
Magellan Petroleum Corp. (a)	569	979
Marine Petroleum Trust	339	1,868
Martin Midstream Partners LP	9,110	244,057
Memorial Production Partners LP	20,313	156,207
Memorial Resource Development Corp. (a)	48,058	932,806
Mid-Con Energy Partners LP	7,322	20,868
Pacific Ethanol, Inc. (a)(b)	5,220	36,958
PDC Energy, Inc. (a)	10,156	570,564
PennTex Midstream Partners LP	4,239	77,786
PostRock Energy Corp. (a)	114	141
PrimeEnergy Corp. (a)	333	18,581
Renewable Energy Group, Inc. (a)	13,388	112,727
Rex Energy Corp. (a)(b)	14,752	50,894
Royale Energy, Inc. (a)	2,924	2,778
Solazyme, Inc. (a)(b)	22,326	59,164
StealthGas, Inc. (a)	12,561	61,423
Torchlight Energy Resources, Inc. (a)	2,041	3,347
TransGlobe Energy Corp. (a)	19,974	68,625
U.S. Energy Corp. (a)	3,179	1,971
Uranium Resources, Inc. (a)	5,678	4,883
Vanguard Natural Resources LLC	21,389	199,987
Vertex Energy, Inc. (a)(b)	4,311	11,036
Viper Energy Partners LP	21,992	359,349
Warren Resources, Inc. (a)(b)	12,572	7,543
Westmoreland Coal Co. (a)(b)	4,186	63,543
ZaZa Energy Corp. (a)(b)	1,047	513
Zion Oil & Gas, Inc. (a)(b)	3,214	4,789
Zion Oil & Gas, Inc. rights 9/30/15	642	0
		10,177,230

TOTAL ENERGY		11,992,874

FINANCIALS - 6.7%
Banks - 2.9%
1st Source Corp.	9,007	269,670
Access National Corp.	2,974	60,759
ACNB Corp.	934	19,128
American National Bankshares, Inc.	2,871	67,842
American River Bankshares (a)	684	6,908
Ameris Bancorp	8,883	242,239
Ames National Corp. (b)	2,919	69,093
Arrow Financial Corp.	5,730	157,747
Avenue Financial Holdings, Inc.	3,947	48,745
BancFirst Corp.	4,566	276,106
Bancorp, Inc., Delaware (a)	10,990	80,667
Bank of Commerce Holdings	924	5,322
Bank of Marin Bancorp	1,556	74,688
Bank of the Ozarks, Inc. (b)	21,595	902,671
Bankwell Financial Group, Inc. (a)(b)	1,683	30,445
Banner Corp.	6,029	267,748
Baylake Corp.	1,626	21,138
BBCN Bancorp, Inc.	21,601	314,295
BCB Bancorp, Inc.	1,563	17,975
Blue Hills Bancorp, Inc.	7,592	107,427
BNC Bancorp	9,925	205,051
BOK Financial Corp. (b)	17,046	1,078,671
Boston Private Financial Holdings, Inc.	19,672	234,097
Bridge Bancorp, Inc.	5,128	135,174
Bryn Mawr Bank Corp.	5,571	165,347
BSB Bancorp, Inc. (a)	2,710	56,693
C & F Financial Corp.	1,129	41,197
Camden National Corp.	2,576	103,066
Capital Bank Financial Corp. Series A (a)(b)	8,173	251,483
Capital City Bank Group, Inc.	6,123	91,478
Cardinal Financial Corp.	8,004	178,569
Cascade Bancorp (a)	23,253	125,799
Cathay General Bancorp	19,326	572,629
Centerstate Banks of Florida, Inc.	13,646	188,588
Central Valley Community Bancorp	3,341	38,589
Century Bancorp, Inc. Class A (non-vtg.)	1,118	46,609
Chemical Financial Corp.	9,398	300,172
Chemung Financial Corp. (b)	1,150	30,475
Citizens & Northern Corp.	5,396	107,812
Citizens Holding Co.	1,328	26,055
City Holding Co.	3,298	157,051
Civista Bancshares, Inc.	1,242	12,370
CNB Financial Corp., Pennsylvania	4,863	82,914
CoBiz, Inc.	10,990	141,551
Codorus Valley Bancorp, Inc.	553	11,596
Colony Bankcorp, Inc. (a)	217	1,916
Columbia Banking Systems, Inc.	14,181	429,826
Commerce Bancshares, Inc.	22,953	1,028,524
Community Trust Bancorp, Inc.	4,770	167,427
CommunityOne Bancorp (a)(b)	6,994	73,647
ConnectOne Bancorp, Inc.	7,303	139,852
County Bancorp, Inc. (b)	1,532	28,465
CU Bancorp (a)	5,341	115,205
CVB Financial Corp.	26,721	434,216
DNB Financial Corp.	927	23,740
Eagle Bancorp, Inc. (a)(b)	8,454	354,307
East West Bancorp, Inc.	34,865	1,408,895
Eastern Virginia Bankshares, Inc.	553	3,633
Enterprise Bancorp, Inc.	2,780	60,854
Enterprise Financial Services Corp.	4,979	119,048
Farmers Capital Bank Corp. (a)	2,162	56,082
Farmers National Banc Corp.	4,662	38,741
Fidelity Southern Corp.	4,457	85,998
Fifth Third Bancorp	198,022	3,944,598
Financial Institutions, Inc.	5,834	144,508
First Bancorp, North Carolina	7,479	127,293
First Busey Corp.	34,957	223,725
First Business Finance Services, Inc.	2,872	64,419
First Citizen Bancshares, Inc.	2,802	664,578
First Community Bancshares, Inc.	6,765	119,808
First Connecticut Bancorp, Inc.	4,259	72,403
First Financial Bancorp, Ohio	15,736	290,172
First Financial Bankshares, Inc. (b)	16,484	513,312
First Financial Corp., Indiana	4,467	146,920
First Internet Bancorp	1,663	52,118
First Interstate Bancsystem, Inc.	6,304	168,191
First Merchants Corp.	9,164	238,447
First Midwest Bancorp, Inc., Delaware	18,855	332,602
First NBC Bank Holding Co. (a)	4,997	174,895
First Niagara Financial Group, Inc.	83,566	772,986
First Northwest Bancorp	4,402	52,824
First of Long Island Corp.	4,899	125,071
First Security Group, Inc. (a)	24,051	59,887
First South Bancorp, Inc., Virginia	619	4,816
First United Corp. (a)	493	4,013
FirstMerit Corp.	40,006	718,508
Flushing Financial Corp.	6,862	136,897
Fulton Financial Corp.	37,978	461,812
German American Bancorp, Inc.	5,293	153,391
Glacier Bancorp, Inc.	18,246	474,578
Great Southern Bancorp, Inc.	4,297	173,040
Green Bancorp, Inc.	7,404	88,552
Grupo Financiero Galicia SA sponsored ADR (a)	8,875	170,045
Guaranty Bancorp	6,892	110,548
Hampton Roads Bankshares, Inc. (a)(b)	51,574	94,380
Hancock Holding Co.	18,455	518,216
Hanmi Financial Corp.	8,261	200,247
Hawthorn Bancshares, Inc.	678	9,472
Heartland Financial U.S.A., Inc.	5,257	191,197
Heritage Commerce Corp.	10,547	111,587
Heritage Financial Corp., Washington	11,965	212,020
Heritage Oaks Bancorp	10,896	84,662
Home Bancshares, Inc.	17,599	670,874
HomeTrust Bancshares, Inc. (a)	6,534	118,853
Horizon Bancorp Industries	2,246	53,073
Huntington Bancshares, Inc.	192,654	2,101,855
IBERIABANK Corp.	9,292	565,883
Independent Bank Corp.	5,257	73,966
Independent Bank Corp., Massachusetts	6,977	315,988
Independent Bank Group, Inc.	4,473	189,610
International Bancshares Corp. (b)	16,888	433,177
Investar Holding Corp.	1,376	21,658
Investors Bancorp, Inc.	77,811	916,614
Lakeland Bancorp, Inc.	12,706	140,528
Lakeland Financial Corp.	3,968	163,045
Landmark Bancorp, Inc.	494	13,264
LCNB Corp.	2,330	36,371
LegacyTexas Financial Group, Inc.	11,769	333,298
Macatawa Bank Corp.	12,036	62,587
MainSource Financial Group, Inc.	6,447	133,517
MB Financial, Inc. (b)	18,905	622,731
MBT Financial Corp. (a)	6,453	42,461
Mercantile Bank Corp.	6,559	133,148
Merchants Bancshares, Inc.	2,816	81,129
Metro Bancorp, Inc.	3,750	107,400
Middleburg Financial Corp.	2,232	39,774
MidWestOne Financial Group, Inc.	3,412	99,528
Monarch Financial Holdings, Inc.	2,251	28,115
MutualFirst Financial, Inc.	1,656	38,850
National Bankshares, Inc. (b)	1,998	63,476
National Penn Bancshares, Inc.	30,291	363,946
NBT Bancorp, Inc.	13,680	354,312
NewBridge Bancorp	13,272	110,821
Northeast Bancorp	1,292	13,811
Northrim Bancorp, Inc.	3,171	86,188
Norwood Financial Corp.	895	25,320
Oak Valley Bancorp Oakdale California	1,916	18,585
Ohio Valley Banc Corp.	1,615	37,791
Old Line Bancshares, Inc.	2,635	41,185
Old National Bancorp, Indiana	27,443	378,713
Old Point Financial Corp.	453	7,112
Old Second Bancorp, Inc. (a)	7,102	44,245
Opus Bank	8,116	298,588
Orrstown Financial Services, Inc.	2,177	37,902
Pacific Continental Corp.	8,315	107,430
Pacific Mercantile Bancorp (a)	4,383	31,601
Pacific Premier Bancorp, Inc. (a)	5,329	99,972
PacWest Bancorp	24,961	1,064,337
Palmetto Bancshares, Inc. (b)	3,227	62,120
Park Sterling Corp.	17,930	129,275
Patriot National Bancorp, Inc. (a)	1,723	29,997
Peapack-Gladstone Financial Corp.	5,501	116,731
Penns Woods Bancorp, Inc.	1,952	83,721
People's Utah Bancorp	5,586	94,124
Peoples Bancorp of North Carolina	608	11,807
Peoples Bancorp, Inc. (b)	4,675	102,757
Peoples Financial Services Corp.	2,561	91,556
Peoples United Financial, Inc. (b)	75,169	1,165,120
Pinnacle Financial Partners, Inc.	8,821	418,292
Popular, Inc. (a)	25,339	743,953
Preferred Bank, Los Angeles	4,081	125,083
Premier Financial Bancorp, Inc.	766	11,842
PrivateBancorp, Inc.	19,253	728,726
QCR Holdings, Inc. (b)	3,459	75,095
Renasant Corp.	11,537	361,570
Republic Bancorp, Inc., Kentucky Class A	6,722	167,983
Republic First Bancorp, Inc. (a)(b)	9,584	33,832
S&T Bancorp, Inc.	9,173	274,456
Sandy Spring Bancorp, Inc.	8,000	205,360
SB Financial Group, Inc.	723	7,736
Seacoast Banking Corp., Florida (a)	8,557	133,147
ServisFirst Bancshares, Inc.	6,300	236,187
Shore Bancshares, Inc.	2,265	21,925
Sierra Bancorp	4,720	80,240
Signature Bank (a)	12,501	1,668,758
Simmons First National Corp. Class A	6,859	300,904
South State Corp.	6,080	456,912
Southcoast Financial Corp. (a)	776	9,995
Southern National Bancorp of Virginia, Inc.	3,827	43,551
Southside Bancshares, Inc. (b)	7,203	187,566
Southwest Bancorp, Inc., Oklahoma	6,487	108,203
Square 1 Financial, Inc. Class A (a)(b)	7,440	187,562
State Bank Financial Corp.	10,383	209,737
Stock Yards Bancorp, Inc.	4,153	146,352
Stonegate Bank	3,298	102,832
Suffolk Bancorp	3,853	102,721
Summit Financial Group, Inc.	616	7,213
Sun Bancorp, Inc. (a)	7,471	148,374
SVB Financial Group (a)	12,611	1,577,384
Talmer Bancorp, Inc. Class A	18,861	306,491
Texas Capital Bancshares, Inc. (a)	11,510	619,929
The First Bancorp, Inc.	2,696	50,011
TowneBank	13,976	256,599
Trico Bancshares	5,630	133,656
TriState Capital Holdings, Inc. (a)	7,718	96,707
Triumph Bancorp, Inc.	5,436	78,659
Trustmark Corp.	17,882	411,822
UMB Financial Corp.	11,773	590,180
Umpqua Holdings Corp. (b)	49,563	828,198
Union Bankshares Corp.	11,901	280,864
Union Bankshares, Inc.	744	19,820
United Bankshares, Inc., West Virginia (b)	16,687	624,428
United Community Bank, Inc.	14,664	286,974
United Security Bancshares, Inc.	450	3,861
United Security Bancshares, California	1,158	5,941
Univest Corp. of Pennsylvania	5,213	100,872
Washington Trust Bancorp, Inc.	5,537	213,784
WesBanco, Inc.	10,966	337,643
West Bancorp., Inc.	5,705	102,861
Westamerica Bancorp.	6,890	311,015
Wilshire Bancorp, Inc.	16,636	177,672
Wintrust Financial Corp.	10,960	558,960
Your Community Bankshares, Inc.	63	1,873
Zions Bancorporation	49,133	1,424,857
		53,517,771
Capital Markets - 1.0%
AgroFresh Solutions, Inc. (a)	5,954	58,052
American Capital Senior Floating Ltd.	4,809	58,718
BGC Partners, Inc. Class A	54,877	481,271
Calamos Asset Management, Inc. Class A	6,503	68,672
Capital Southwest Corp.	4,122	186,891
Capitala Finance Corp. (b)	5,297	72,569
Carlyle Group LP	20,182	427,051
CIFI Corp.	6,065	42,698
CM Finance, Inc. (b)	3,792	43,836
Cowen Group, Inc. Class A (a)(b)	30,004	158,721
Diamond Hill Investment Group, Inc.	904	176,027
E*TRADE Financial Corp. (a)	71,504	1,879,840
FBR & Co.	2,691	59,041
Fifth Street Asset Management, Inc. Class A (b)	4,060	33,576
Financial Engines, Inc. (b)	12,743	413,638
Harris & Harris Group, Inc. (a)	12,222	30,555
Harvest Capital Credit Corp.	1,559	18,739
Hennessy Advisors, Inc.	676	16,721
Horizon Technology Finance Corp.	3,800	40,014
Interactive Brokers Group, Inc.	14,698	586,744
INTL FCStone, Inc. (a)	4,767	126,135
LPL Financial (b)	23,355	939,338
Newtek Business Services Corp.	2,666	46,868
Northern Trust Corp.	57,975	4,048,974
SEI Investments Co.	41,501	2,099,121
Siebert Financial Corp. (a)	2,067	2,894
Silvercrest Asset Management Group Class A	3,070	36,134
T. Rowe Price Group, Inc.	64,679	4,649,127
U.S. Global Investments, Inc. Class A	870	1,784
Virtu Financial, Inc. Class A	9,582	225,560
Virtus Investment Partners, Inc.	2,172	249,910
WisdomTree Investments, Inc. (b)	33,948	636,525
		17,915,744
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	3,624	32,145
Atlanticus Holdings Corp. (a)	2,291	9,027
Consumer Portfolio Services, Inc. (a)	7,107	40,723
Credit Acceptance Corp. (a)(b)	5,114	1,042,284
Encore Capital Group, Inc. (a)(b)	6,198	251,825
EZCORP, Inc. (non-vtg.) Class A (a)(b)	11,371	71,865
First Cash Financial Services, Inc. (a)	7,527	310,639
Navient Corp.	92,115	1,178,151
Nicholas Financial, Inc. (a)	5,600	69,328
PRA Group, Inc. (a)(b)	12,133	646,568
QC Holdings, Inc.	1,821	3,023
SLM Corp. (a)	105,144	891,621
World Acceptance Corp. (a)(b)	2,333	87,674
		4,634,873
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	878	9,219
California First National Bancorp (a)	3,963	54,689
CBOE Holdings, Inc.	20,649	1,306,256
China Commercial Credit, Inc. (a)	1,526	992
CME Group, Inc.	83,772	7,911,428
Global Defense & National Security Systems (a)	1,550	16,337
MarketAxess Holdings, Inc.	9,264	837,651
Marlin Business Services Corp.	3,780	51,862
NewStar Financial, Inc. (a)	12,887	146,783
PICO Holdings, Inc. (a)	6,956	90,080
Resource America, Inc. Class A	7,199	54,640
The NASDAQ OMX Group, Inc.	41,281	2,113,174
Tiptree Financial, Inc. (b)	10,225	61,146
WL Ross Holding Corp. (a)	13,803	143,551
		12,797,808
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	10,822	175,858
American Independence Corp. (a)	848	8,226
American National Insurance Co.	6,811	676,264
Amerisafe, Inc.	4,550	212,667
AmTrust Financial Services, Inc. (b)	20,241	1,177,014
Arch Capital Group Ltd. (a)(b)	30,685	2,095,172
Argo Group International Holdings, Ltd.	6,407	358,664
Atlas Financial Holdings, Inc. (a)	3,656	58,971
Baldwin & Lyons, Inc. Class B	4,800	110,016
Cincinnati Financial Corp.	39,948	2,090,479
CNinsure, Inc. ADR (a)(b)	8,409	64,161
Donegal Group, Inc. Class A	8,491	121,336
eHealth, Inc. (a)	4,140	61,852
EMC Insurance Group	5,956	136,273
Enstar Group Ltd. (a)	4,106	599,928
Erie Indemnity Co. Class A	11,822	969,049
Federated National Holding Co.	4,343	95,155
Global Indemnity PLC (a)	4,545	121,988
Greenlight Capital Re, Ltd. (a)(b)	7,607	193,979
Hallmark Financial Services, Inc. (a)	7,017	80,625
Health Insurance Innovations, Inc. (a)(b)	2,090	10,826
Infinity Property & Casualty Corp.	3,151	243,509
Investors Title Co.	621	44,402
James River Group Holdings Ltd.	7,007	193,393
Kansas City Life Insurance Co.	2,582	119,443
Maiden Holdings Ltd.	20,674	296,258
National General Holdings Corp.	23,989	439,718
National Interstate Corp.	6,564	181,823
National Western Life Insurance Co. Class A	983	223,554
Navigators Group, Inc. (a)(b)	3,374	256,593
Oxbridge Re Holdings Ltd.	1,344	8,145
Safety Insurance Group, Inc.	3,405	179,035
Selective Insurance Group, Inc.	14,308	433,819
State Auto Financial Corp.	10,376	227,234
State National Companies, Inc.	13,036	123,842
Unico American Corp. (a)	912	8,755
United Fire Group, Inc.	6,036	200,395
United Insurance Holdings Corp.	6,540	85,936
		12,684,357
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	85,556	1,636,686
American Capital Mortgage Investment Corp.	12,032	183,729
CareTrust (REIT), Inc.	9,142	102,482
CIM Commercial Trust Corp.	21,607	326,266
Communications Sales & Leasing, Inc. (b)	37,368	751,097
CyrusOne, Inc.	16,310	516,375
Equinix, Inc.	14,119	3,808,883
Gaming & Leisure Properties	28,399	878,665
Gladstone Commercial Corp.	8,799	126,706
Lamar Advertising Co. Class A	20,256	1,080,455
New York Mortgage Trust, Inc. (b)	23,784	155,547
Potlatch Corp.	11,126	367,381
Retail Opportunity Investments Corp.	22,541	359,078
Sabra Health Care REIT, Inc.	16,611	398,166
Trade Street Residential, Inc. (b)	15,377	101,334
United Development Funding IV (b)	8,100	141,588
		10,934,438
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	5,149	138,560
AV Homes, Inc. (a)	7,112	100,564
China HGS Real Estate, Inc. (a)(b)	10,514	19,977
China Housing & Land Development, Inc. (a)	854	1,734
Colliers International Group, Inc.	8,595	379,053
Cresud S.A.C.I.F. y A. sponsored ADR	12,181	127,413
Elbit Imaging Ltd. (a)	109	134
FirstService Corp.	9,317	298,645
FRP Holdings, Inc. (a)	2,410	74,975
Griffin Industrial Realty, Inc.	1,362	44,251
Stratus Properties, Inc. (a)	1,767	27,742
		1,213,048
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	22,075	118,764
Anchor BanCorp Wisconsin, Inc.	3,459	141,508
ASB Bancorp, Inc. (a)	402	9,825
Bank Mutual Corp.	16,323	118,015
BankFinancial Corp.	6,409	78,831
Bear State Financial, Inc. (b)	8,948	77,400
Beneficial Bancorp, Inc. (a)	21,175	263,417
BofI Holding, Inc. (a)(b)	3,594	416,329
Brookline Bancorp, Inc., Delaware	15,649	165,097
Cape Bancorp, Inc.	4,456	49,462
Capitol Federal Financial, Inc.	29,402	354,294
Carver Bancorp, Inc. (a)	695	4,483
Charter Financial Corp.	8,303	104,203
Cheviot Financial Corp.	2,477	35,892
Chicopee Bancorp, Inc.	1,629	26,553
Clifton Bancorp, Inc.	8,796	121,297
Dime Community Bancshares, Inc.	9,047	154,070
ESSA Bancorp, Inc.	3,470	44,867
First Clover Leaf Financial Corp.	1,082	9,781
First Defiance Financial Corp.	2,062	77,717
First Financial Northwest, Inc.	7,408	90,674
Fox Chase Bancorp, Inc.	4,499	77,653
HF Financial Corp.	1,845	29,483
Hingham Institution for Savings	532	62,233
HMN Financial, Inc. (a)	448	4,906
Home Bancorp, Inc.	2,884	72,417
HomeStreet, Inc. (a)(b)	4,962	110,454
HopFed Bancorp, Inc.	1,199	13,669
Hudson City Bancorp, Inc.	130,181	1,210,683
Kearny Financial Corp.	21,607	245,239
Lake Shore Bancorp, Inc.	812	10,913
Lake Sunapee Bank Group	999	14,715
Lendingtree, Inc. (a)	2,746	290,939
Meridian Bancorp, Inc.	12,787	162,906
Meta Financial Group, Inc.	2,042	88,664
NMI Holdings, Inc.(a)	16,701	138,952
Northeast Community Bancorp, Inc.	696	5,310
Northfield Bancorp, Inc.	11,433	171,152
Northwest Bancshares, Inc.	22,130	284,149
Ocean Shore Holding Co.	2,171	34,258
OceanFirst Financial Corp.	6,256	115,236
Oneida Financial Corp.	2,123	42,290
Oritani Financial Corp.	11,125	167,765
Provident Financial Holdings, Inc.	2,969	48,662
Prudential Bancorp, Inc.	3,638	52,787
Pulaski Financial Corp.	3,979	52,563
River Valley Bancorp	460	10,290
Riverview Bancorp, Inc.	4,177	18,671
Severn Bancorp, Inc. (a)	677	3,338
SI Financial Group, Inc.	4,494	50,962
Southern Missouri Bancorp, Inc.	1,692	36,378
Territorial Bancorp, Inc.	3,435	89,173
TFS Financial Corp.	77,245	1,326,297
Trustco Bank Corp., New York	22,240	131,661
United Community Financial Corp.	15,868	79,181
United Financial Bancorp, Inc. New	13,618	170,906
Washington Federal, Inc.	23,600	535,484
Waterstone Financial, Inc.	9,232	118,908
Westfield Financial, Inc.	5,006	37,545
WSFS Financial Corp.	7,772	213,963
		8,793,234

TOTAL FINANCIALS		122,491,273

HEALTH CARE - 17.1%
Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	25,323	927,581
Acceleron Pharma, Inc. (a)	7,984	231,376
Achillion Pharmaceuticals, Inc. (a)(b)	31,141	230,132
Acorda Therapeutics, Inc. (a)(b)	11,038	352,885
Adamas Pharmaceuticals, Inc. (a)	4,619	92,657
Adaptimmune Therapeutics PLC sponsored ADR	2,923	32,036
ADMA Biologics, Inc. (a)(b)	4,173	38,517
Aduro Biotech, Inc. (b)	16,512	319,672
Advaxis, Inc. (a)(b)	8,036	118,933
Aegerion Pharmaceuticals, Inc. (a)(b)	7,858	139,008
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,702	868
Affimed NV (b)	8,764	88,341
Agenus, Inc. (a)	21,582	153,448
Agios Pharmaceuticals, Inc. (a)(b)	9,167	792,029
Aimmune Therapeutics, Inc.	10,000	210,900
Akebia Therapeutics, Inc. (a)	7,485	52,096
Alder Biopharmaceuticals, Inc. (a)	10,997	426,134
Alexion Pharmaceuticals, Inc. (a)	55,938	9,631,964
Alkermes PLC (a)	36,747	2,188,651
Alnylam Pharmaceuticals, Inc. (a)(b)	20,818	2,142,380
AMAG Pharmaceuticals, Inc. (a)(b)	7,807	488,250
Amarin Corp. PLC ADR (a)(b)	44,361	98,038
Amgen, Inc.	188,437	28,600,968
Amicus Therapeutics, Inc. (a)	30,163	433,744
Anacor Pharmaceuticals, Inc. (a)	10,821	1,411,167
Anthera Pharmaceuticals, Inc. (a)	9,885	67,515
Applied Genetic Technologies Corp. (a)	3,924	64,471
Aquinox Pharmaceuticals, Inc. (a)(b)	2,522	43,151
Arbutus Biopharma Corp. (a)(b)	15,464	109,949
Ardelyx, Inc. (a)(b)	6,739	127,906
Arena Pharmaceuticals, Inc. (a)	63,699	172,624
Argos Therapeutics, Inc. (a)(b)	4,768	29,609
ARIAD Pharmaceuticals, Inc. (a)(b)	49,503	467,308
ArQule, Inc. (a)	26,211	44,559
Array BioPharma, Inc. (a)(b)	35,205	207,710
Arrowhead Research Corp. (a)(b)	14,376	85,250
Ascendis Pharma A/S ADR	2,784	53,286
Atara Biotherapeutics, Inc.	6,082	246,503
Athersys, Inc. (a)(b)	17,967	20,303
aTyr Pharma, Inc. (a)(b)	5,867	84,954
Aurinia Pharmaceuticals, Inc. (a)	9,563	32,419
Avalanche Biotechnologies, Inc. (a)	6,327	66,180
AVEO Pharmaceuticals, Inc. (a)	12,750	17,468
Bellicum Pharmaceuticals, Inc. (b)	7,381	125,920
BIND Therapeutics, Inc. (a)	4,436	20,805
BioCryst Pharmaceuticals, Inc. (a)	19,383	225,618
Biogen, Inc. (a)	58,308	17,334,968
BioMarin Pharmaceutical, Inc. (a)	39,690	5,129,536
Biospecifics Technologies Corp. (a)	1,597	79,307
Biota Pharmaceuticals, Inc. (a)	7,051	15,442
bluebird bio, Inc. (a)(b)	8,947	1,190,577
Blueprint Medicines Corp.	7,585	207,526
Calithera Biosciences, Inc. (b)	3,965	23,116
Cancer Genetics, Inc. (a)	3,642	35,000
Capricor Therapeutics, Inc. (a)	3,109	14,799
Cara Therapeutics, Inc. (a)	5,701	108,091
CareDx, Inc. (a)(b)	5,786	40,039
CASI Pharmaceuticals, Inc. (a)	899	1,250
Catalyst Biosciences, Inc. (a)	1,132	13,358
Catalyst Pharmaceutical Partners, Inc. (a)(b)	24,398	88,565
Celator Pharmaceuticals, Inc. (a)(b)	6,769	14,756
Celgene Corp. (a)(b)	196,595	23,213,938
Celladon Corp. (a)	5,077	5,686
Celldex Therapeutics, Inc. (a)(b)	25,125	372,855
Cellectis SA sponsored ADR	1,841	62,999
Cellular Biomedicine Group, Inc. (a)	2,729	63,340
Celsion Corp. (a)(b)	10,874	22,618
Cepheid, Inc. (a)	17,679	861,674
Cerulean Pharma, Inc. (a)	8,259	33,284
ChemoCentryx, Inc. (a)(b)	12,311	81,006
Chiasma, Inc. (a)	6,000	155,760
Chimerix, Inc. (a)	11,735	574,311
China Biologic Products, Inc. (a)	6,122	580,610
Cidara Therapeutics, Inc. (b)	5,026	71,520
Cleveland Biolabs, Inc. (a)(b)	161	654
Clovis Oncology, Inc. (a)	9,379	730,249
Coherus BioSciences, Inc.	9,430	260,268
Conatus Pharmaceuticals, Inc. (a)(b)	3,522	13,841
Concert Pharmaceuticals, Inc. (a)	5,330	83,041
ContraFect Corp. (a)(b)	6,691	32,853
CTI BioPharma Corp. (a)(b)	51,758	81,778
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	33,941	88,925
Cyclacel Pharmaceuticals, Inc. (a)	5,706	3,195
Cytokinetics, Inc. (a)	13,153	91,019
Cytori Therapeutics, Inc. (a)(b)	71,017	25,715
CytRx Corp. (a)(b)	18,151	44,651
DBV Technologies SA sponsored ADR (a)(b)	3,067	119,705
Dicerna Pharmaceuticals, Inc. (a)	5,947	65,239
Discovery Laboratories, Inc. (a)(b)	23,215	9,750
Dyax Corp. (a)(b)	35,974	828,121
Dynavax Technologies Corp. (a)	8,201	232,580
Eagle Pharmaceuticals, Inc. (a)(b)	4,075	320,091
Eleven Biotherapeutics, Inc. (a)(b)	5,420	19,133
Enanta Pharmaceuticals, Inc. (a)(b)	4,553	177,749
Enzon Pharmaceuticals, Inc. (b)	19,841	19,643
Enzymotec Ltd. (a)	6,310	62,532
Epirus Biopharmaceuticals, Inc. (a)(b)	8,074	40,774
Epizyme, Inc. (a)(b)	11,339	226,780
Esperion Therapeutics, Inc. (a)(b)	5,514	264,396
Exact Sciences Corp. (a)(b)	23,283	514,787
Exelixis, Inc. (a)(b)	53,954	321,026
Fate Therapeutics, Inc. (a)(b)	9,778	63,850
Fibrocell Science, Inc. (a)	11,742	66,225
FibroGen, Inc. (b)	15,216	372,792
Five Prime Therapeutics, Inc. (a)	6,534	124,603
Flexion Therapeutics, Inc. (a)	5,441	131,183
Fortress Biotech, Inc. (a)(b)	9,722	26,736
Forward Pharma A/S sponsored ADR	3,155	83,008
Foundation Medicine, Inc. (a)(b)	8,305	195,500
Galapagos Genomics NV sponsored ADR	2,418	146,386
Galectin Therapeutics, Inc. (a)(b)	2,387	5,275
Galena Biopharma, Inc. (a)(b)	45,192	71,403
Galmed Pharmaceuticals Ltd. (a)	2,224	19,949
Genocea Biosciences, Inc. (a)	6,302	73,292
Genomic Health, Inc. (a)	9,418	259,183
GenVec, Inc. (a)	3,850	9,741
Geron Corp. (a)(b)	40,494	122,697
Gilead Sciences, Inc.	364,331	38,280,258
Global Blood Therapeutics, Inc. (b)	6,900	341,481
GlycoMimetics, Inc. (a)	6,164	43,210
Grifols SA ADR (b)	21,016	636,575
GTx, Inc. (a)	5,496	5,045
Halozyme Therapeutics, Inc. (a)(b)	32,588	568,986
Harvard Apparatus (a)	528	739
Heron Therapeutics, Inc. (a)	9,065	348,640
Histogenics Corp. (b)	3,605	22,315
Idera Pharmaceuticals, Inc. (a)(b)	29,274	88,407
Ignyta, Inc. (a)(b)	6,655	91,040
Immune Design Corp. (a)	4,908	78,234
ImmunoGen, Inc. (a)	22,512	303,012
Immunomedics, Inc. (a)(b)	22,337	48,248
Incyte Corp. (a)(b)	44,349	5,152,910
Infinity Pharmaceuticals, Inc. (a)	12,452	109,827
Inotek Pharmaceuticals Corp.	4,756	58,641
Inovio Pharmaceuticals, Inc. (a)(b)	20,054	150,204
Insmed, Inc. (a)	15,839	387,105
Insys Therapeutics, Inc. (a)(b)	17,552	569,036
Intercept Pharmaceuticals, Inc. (a)	5,934	1,126,036
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,267	332,937
Isis Pharmaceuticals, Inc. (a)(b)	29,358	1,473,184
Juno Therapeutics, Inc. (b)	23,587	856,444
KaloBios Pharmaceuticals, Inc. (a)	590	1,251
Kamada (a)	8,190	28,501
Karyopharm Therapeutics, Inc. (a)(b)	9,737	134,955
Keryx Biopharmaceuticals, Inc. (a)(b)	27,604	170,593
Kindred Biosciences, Inc. (a)	6,727	39,824
Kite Pharma, Inc. (a)(b)	10,564	561,688
KYTHERA Biopharmaceuticals, Inc. (a)	6,342	473,874
La Jolla Pharmaceutical Co. (a)	3,626	129,013
Lexicon Pharmaceuticals, Inc. (a)(b)	26,849	320,577
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	4,787	440,117
General CVR (a)	1,518	106
Glucagon CVR (a)	1,518	73
MRK CVR rights (a)	1,639	0
rights (a)	1,518	11
TR Beta CVR (a)	1,518	64
Lion Biotechnologies, Inc. (a)	10,779	76,639
Loxo Oncology, Inc. (b)	4,809	96,661
Macrocure Ltd.	5,698	17,436
Macrogenics, Inc. (a)	7,950	209,483
MannKind Corp. (a)(b)	106,058	401,960
Medivation, Inc. (a)	19,403	1,708,628
MEI Pharma, Inc. (a)(b)	6,684	12,165
Merrimack Pharmaceuticals, Inc. (a)(b)	27,422	276,688
MiMedx Group, Inc. (a)(b)	27,440	266,442
Minerva Neurosciences, Inc. (a)(b)	7,470	41,683
Mirati Therapeutics, Inc. (a)	4,565	117,868
Momenta Pharmaceuticals, Inc. (a)(b)	17,618	343,727
Myriad Genetics, Inc. (a)(b)	16,985	637,957
Nanosphere, Inc. (a)(b)	1,695	4,475
NantKwest, Inc. (b)	18,850	322,712
Natera, Inc. (a)(b)	12,449	196,943
Neothetics, Inc. (b)	4,838	57,040
NephroGenex, Inc. (a)(b)	3,625	14,609
Neurocrine Biosciences, Inc. (a)(b)	21,840	1,012,939
NewLink Genetics Corp. (a)(b)	7,507	337,139
Northwest Biotherapeutics, Inc. (a)(b)	19,924	153,415
Novavax, Inc. (a)(b)	66,019	711,025
Nymox Pharmaceutical Corp. (a)(b)	5,184	12,182
Ocata Therapeutics, Inc. (a)	10,729	45,384
Ohr Pharmaceutical, Inc. (a)(b)	6,780	19,323
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,105	29,406
Oncolytics Biotech, Inc. (a)	17,521	10,388
OncoMed Pharmaceuticals, Inc. (a)(b)	8,459	165,712
Onconova Therapeutics, Inc. (a)(b)	2,820	4,286
Oncothyreon, Inc. (a)	23,149	78,707
Ophthotech Corp. (a)	8,886	391,251
Orexigen Therapeutics, Inc. (a)(b)	35,426	98,130
Osiris Therapeutics, Inc. (a)(b)	9,424	169,632
Otonomy, Inc.	6,736	152,705
OvaScience, Inc. (a)(b)	6,685	129,956
OXiGENE, Inc. (a)(b)	4,000	4,760
PDL BioPharma, Inc. (b)	42,973	242,797
Peregrine Pharmaceuticals, Inc. (a)(b)	53,870	61,951
Pluristem Therapeutics, Inc. (a)(b)	26,881	52,956
Portola Pharmaceuticals, Inc. (a)(b)	12,751	601,337
Prana Biotechnology Ltd. ADR (a)	3,293	3,030
Progenics Pharmaceuticals, Inc. (a)	16,509	121,011
ProNai Therapeutics, Inc. (a)(b)	7,100	205,545
ProQR Therapeutics BV (a)(b)	5,848	101,872
Proteon Therapeutics, Inc. (b)	4,823	68,342
Prothena Corp. PLC (a)(b)	7,696	442,751
PTC Therapeutics, Inc. (a)(b)	8,691	331,909
QLT, Inc. (a)	15,216	52,039
Radius Health, Inc. (a)	10,523	640,430
Raptor Pharmaceutical Corp. (a)	20,776	252,013
Regeneron Pharmaceuticals, Inc. (a)	25,105	12,891,418
Regulus Therapeutics, Inc. (a)(b)	14,580	121,451
Repligen Corp. (a)(b)	8,314	283,341
Retrophin, Inc. (a)	8,674	237,841
Rigel Pharmaceuticals, Inc. (a)	22,858	68,574
Sage Therapeutics, Inc. (a)	7,417	400,592
Sangamo Biosciences, Inc. (a)	18,101	136,844
Sarepta Therapeutics, Inc. (a)(b)	10,143	362,105
Seattle Genetics, Inc. (a)(b)	30,681	1,235,524
Seres Therapeutics, Inc. (b)	9,448	390,486
Sinovac Biotech Ltd. (a)(b)	17,922	93,015
Sorrento Therapeutics, Inc. (a)	9,467	120,042
Spark Therapeutics, Inc. (b)	6,562	286,169
Spectrum Pharmaceuticals, Inc. (a)(b)	15,334	111,478
StemCells, Inc. (a)(b)	15,802	6,479
Stemline Therapeutics, Inc. (a)	4,870	44,853
Sunesis Pharmaceuticals, Inc. (a)(b)	24,848	29,569
Synergy Pharmaceuticals, Inc. (a)(b)	25,129	175,903
Synta Pharmaceuticals Corp. (a)(b)	39,269	78,538
T2 Biosystems, Inc.	6,465	76,804
Tenax Therapeutics, Inc. (a)(b)	4,974	16,315
TESARO, Inc. (a)	10,308	530,656
TetraLogic Pharmaceuticals Corp. (a)(b)	4,788	11,108
TG Therapeutics, Inc. (a)	12,969	159,259
Threshold Pharmaceuticals, Inc. (a)(b)	20,539	86,264
Tobira Therapeutics, Inc. (a)(b)	4,278	51,550
Tokai Pharmaceuticals, Inc. (b)	6,171	72,880
TONIX Pharmaceuticals Holding (a)(b)	3,353	24,175
TRACON Pharmaceuticals, Inc. (b)	3,559	37,334
Transition Therapeutics, Inc. (a)	8,979	19,395
Trevena, Inc. (a)	11,072	66,432
Trovagene, Inc. (a)(b)	6,338	37,711
Ultragenyx Pharmaceutical, Inc. (a)	8,862	989,176
uniQure B.V. (a)	4,403	117,956
United Therapeutics Corp. (a)(b)	11,340	1,708,031
Vanda Pharmaceuticals, Inc. (a)	11,624	137,047
VBL Therapeutics (b)	6,559	35,353
Verastem, Inc. (a)(b)	8,737	53,208
Vericel Corp. (a)	7,531	24,024
Versartis, Inc. (a)(b)	8,731	113,241
Vertex Pharmaceuticals, Inc. (a)	60,396	7,701,698
Vical, Inc. (a)	13,452	7,939
Vitae Pharmaceuticals, Inc. (b)	5,864	45,505
Vital Therapies, Inc. (a)(b)	5,829	21,800
Xbiotech, Inc. (b)	7,726	148,185
Xencor, Inc. (a)	10,779	180,764
Xenon Pharmaceuticals, Inc.	4,574	44,917
XOMA Corp. (a)(b)	28,824	23,950
Zafgen, Inc. (a)	6,572	240,009
ZIOPHARM Oncology, Inc. (a)(b)	33,053	287,892
		203,386,932
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	6,087	286,211
Abiomed, Inc. (a)(b)	10,404	997,744
Accuray, Inc. (a)(b)	20,468	141,025
Align Technology, Inc. (a)	19,671	1,113,379
Alliqua Biomedical, Inc. (a)	8,560	38,520
Alphatec Holdings, Inc. (a)	29,327	16,863
Analogic Corp.	3,061	246,655
Angiodynamics, Inc. (a)	9,373	138,345
Anika Therapeutics, Inc. (a)(b)	3,421	121,138
Antares Pharma, Inc. (a)(b)	43,620	78,516
Atossa Genetics, Inc. (a)	4,348	3,435
Atricure, Inc. (a)(b)	7,708	188,538
Atrion Corp.	526	203,562
Avinger, Inc. (b)	3,879	56,013
AxoGen, Inc. (a)	2,273	10,660
Bellerophon Therapeutics, Inc.	4,624	23,490
BioLase Technology, Inc. (a)(b)	19,079	28,619
Cardica, Inc. (a)(b)	26,919	9,152
Cardiovascular Systems, Inc. (a)(b)	8,530	205,402
Cerus Corp. (a)(b)	27,048	134,158
Cesca Therapeutics, Inc. (a)	1,101	782
Cogentix Medical, Inc. (a)	2,300	3,634
ConforMis, Inc. (a)(b)	10,820	173,120
CONMED Corp.	6,730	357,094
Cutera, Inc. (a)	4,323	63,245
Cyberonics, Inc. (a)	6,777	442,809
Cynosure, Inc. Class A (a)	5,721	181,012
CytoSorbents Corp. (a)(b)	6,031	41,614
Dehaier Medical Systems Ltd. (a)(b)	837	1,306
Delcath Systems, Inc. (a)	357	159
DENTSPLY International, Inc. (b)	34,438	1,804,896
Derma Sciences, Inc. (a)	7,293	42,518
DexCom, Inc. (a)	19,822	1,866,043
EDAP TMS SA sponsored ADR (a)(b)	5,308	19,374
Endologix, Inc. (a)(b)	16,791	217,947
Entellus Medical, Inc. (b)	4,779	106,381
EnteroMedics, Inc. (a)	11,433	3,201
Exactech, Inc. (a)	4,702	92,206
Fonar Corp. (a)	906	8,643
Genmark Diagnostics, Inc. (a)(b)	12,119	125,310
Hansen Medical, Inc. (a)(b)	27,427	15,304
HeartWare International, Inc. (a)(b)	4,227	361,831
Hologic, Inc. (a)(b)	69,308	2,689,843
ICU Medical, Inc. (a)	3,863	438,528
IDEXX Laboratories, Inc. (a)(b)	22,802	1,629,659
Inogen, Inc. (a)	4,740	233,635
Insulet Corp. (a)(b)	14,703	436,826
Integra LifeSciences Holdings Corp. (a)	8,861	531,483
Intuitive Surgical, Inc. (a)	9,134	4,667,017
InVivo Therapeutics Holdings Corp. (a)(b)	7,874	76,772
Iridex Corp. (a)	5,451	36,631
K2M Group Holdings, Inc. (a)	9,907	210,326
LDR Holding Corp. (a)	6,584	245,715
LeMaitre Vascular, Inc.	4,353	57,547
Lombard Medical, Inc. (a)	1,819	7,367
Lumenis Ltd. Class B (a)	9,326	129,631
Masimo Corp. (a)	12,638	513,482
Mazor Robotics Ltd. sponsored ADR (a)(b)	3,651	43,301
MELA Sciences, Inc. (a)(b)	309	365
Meridian Bioscience, Inc.	11,774	225,237
Merit Medical Systems, Inc. (a)(b)	11,779	267,972
Misonix, Inc. (a)	2,036	23,190
Natus Medical, Inc. (a)	8,134	330,891
Neogen Corp. (a)(b)	9,154	472,713
Neovasc, Inc. (a)	15,953	90,294
Novadaq Technologies, Inc. (a)	15,525	179,314
NuVasive, Inc. (a)(b)	12,029	634,169
NxStage Medical, Inc. (a)(b)	15,725	273,143
OraSure Technologies, Inc. (a)	15,384	83,074
Orthofix International NV (a)	5,030	188,524
Oxford Immunotec Global PLC (a)(b)	8,370	120,277
PhotoMedex, Inc. (a)(b)	1,894	1,487
Quidel Corp. (a)(b)	8,359	172,112
Quotient Ltd. (a)(b)	4,152	68,093
ReWalk Robotics Ltd. (a)(b)	3,029	25,595
Rockwell Medical Technologies, Inc. (a)(b)	12,911	154,545
Roka Bioscience, Inc. (a)(b)	2,827	7,661
RTI Biologics, Inc. (a)	17,684	112,824
Seaspine Holdings Corp. (a)	2,632	37,190
Second Sight Medical Products, Inc. (b)	10,067	95,737
Sientra, Inc. (b)	3,703	88,094
Sirona Dental Systems, Inc. (a)(b)	13,635	1,300,506
Span-America Medical System, Inc.	503	8,984
Staar Surgical Co. (a)(b)	11,963	95,584
Stereotaxis, Inc. (a)	2,480	3,720
Sunshine Heart, Inc. (a)(b)	2,294	6,790
SurModics, Inc. (a)	3,649	83,015
Symmetry Surgical, Inc. (a)	2,376	21,313
Synergetics U.S.A., Inc. (a)	7,788	33,099
Syneron Medical Ltd. (a)	11,589	109,400
Tandem Diabetes Care, Inc. (a)(b)	8,685	99,704
TearLab Corp. (a)(b)	8,271	22,497
The Spectranetics Corp. (a)(b)	10,622	178,981
Thoratec Corp. (a)(b)	13,511	848,761
Tornier NV (a)	13,241	294,480
Trinity Biotech PLC sponsored ADR	6,726	103,311
TriVascular Technologies, Inc. (a)(b)	5,558	29,513
Unilife Corp. (a)(b)	43,819	53,459
Utah Medical Products, Inc.	1,583	84,516
Vascular Solutions, Inc. (a)	4,458	154,068
Veracyte, Inc. (a)(b)	7,500	70,725
Vermillion, Inc. (a)(b)	8,983	18,325
Wright Medical Group, Inc. (a)(b)	13,301	306,854
Zeltiq Aesthetics, Inc. (a)	9,988	322,313
Zosano Pharma Corp.	3,225	26,123
		29,846,159
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)(b)	17,616	1,286,496
Aceto Corp.	7,200	161,352
Addus HomeCare Corp. (a)	3,597	103,378
Air Methods Corp. (a)(b)	10,206	382,215
Alliance Healthcare Services, Inc. (a)	3,497	50,077
Almost Family, Inc. (a)	2,372	105,080
Amedisys, Inc. (a)(b)	8,739	337,675
AmSurg Corp. (a)(b)	12,219	958,214
BioScrip, Inc. (a)(b)	16,785	40,788
BioTelemetry, Inc. (a)	6,659	95,157
Caladrius Biosciences, Inc. (a)(b)	20,856	32,118
Corvel Corp. (a)	5,741	172,402
Cross Country Healthcare, Inc. (a)	8,663	120,329
Digirad Corp.	2,688	10,214
Express Scripts Holding Co. (a)	180,672	15,104,179
HealthEquity, Inc. (a)	14,111	413,735
Healthways, Inc. (a)	10,129	123,675
Henry Schein, Inc. (a)(b)	20,528	2,808,436
iKang Healthcare Group, Inc. sponsored ADR (a)	10,465	164,510
IPC The Hospitalist Co., Inc. (a)	4,234	336,180
LHC Group, Inc. (a)	4,603	199,310
LifePoint Hospitals, Inc. (a)	10,796	843,491
Magellan Health Services, Inc. (a)	6,553	366,968
National Research Corp.:
Class A	8,246	105,137
Class B (b)	369	12,125
Patterson Companies, Inc.	24,865	1,139,563
PDI, Inc. (a)	1,717	3,554
Premier, Inc. (a)	9,875	352,044
Providence Service Corp. (a)	4,214	188,914
Psychemedics Corp.	716	7,948
RadNet, Inc. (a)	13,857	85,082
Sharps Compliance Corp. (a)	5,820	41,788
Surgical Care Affiliates, Inc. (a)	9,660	353,073
The Ensign Group, Inc.	6,491	304,752
USMD Holdings, Inc. (a)	1,157	8,168
VCA, Inc. (a)	19,987	1,106,880
		27,925,007
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	45,473	626,163
athenahealth, Inc. (a)(b)	9,534	1,267,736
Authentidate Holding Corp. (a)	1,782	588
Cerner Corp. (a)(b)	85,076	5,254,294
Computer Programs & Systems, Inc. (b)	2,603	119,790
Connecture, Inc.	5,953	42,504
HealthStream, Inc. (a)	8,156	202,677
HMS Holdings Corp. (a)(b)	23,322	243,715
iCAD, Inc. (a)	3,147	12,494
Inovalon Holdings, Inc. Class A	6,751	147,779
MedAssets, Inc. (a)	15,520	327,782
Medidata Solutions, Inc. (a)(b)	13,630	654,513
Merge Healthcare, Inc. (a)	25,241	178,959
Omnicell, Inc. (a)	8,594	292,024
Quality Systems, Inc.	14,754	200,507
Simulations Plus, Inc.	6,174	41,675
Streamline Health Solutions, Inc. (a)	5,177	13,719
		9,626,919
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	11,783	231,182
Affymetrix, Inc. (a)(b)	21,979	205,064
Albany Molecular Research, Inc. (a)(b)	8,039	160,298
BG Medicine, Inc. (a)	355	256
Bio-Techne Corp.	8,735	825,283
Bruker Corp. (a)	41,337	759,774
Compugen Ltd. (a)(b)	13,859	68,186
Fluidigm Corp. (a)(b)	7,856	95,765
Furiex Pharmaceuticals, Inc. rights (a)	1,322	12,916
Harvard Bioscience, Inc. (a)	6,005	26,242
ICON PLC (a)(b)	14,820	1,141,140
Illumina, Inc. (a)	35,690	7,052,701
INC Research Holdings, Inc. Class A	13,304	545,597
Luminex Corp. (a)(b)	10,796	196,703
Nanostring Technologies, Inc. (a)	5,649	85,921
NeoGenomics, Inc. (a)	16,779	102,016
Pacific Biosciences of California, Inc. (a)(b)	22,873	113,908
PAREXEL International Corp. (a)(b)	13,474	885,511
PRA Health Sciences, Inc. (b)	15,352	577,696
pSivida Corp. (a)(b)	8,057	30,214
QIAGEN NV (a)	56,987	1,494,199
Sequenom, Inc. (a)(b)	35,658	76,665
VWR Corp. (b)	32,617	856,196
		15,543,433
Pharmaceuticals - 1.5%
Acasti Pharma, Inc. (a)	18,131	6,890
AcelRx Pharmaceuticals, Inc. (a)(b)	10,541	45,115
Achaogen, Inc. (a)(b)	4,355	30,050
Acura Pharmaceuticals, Inc. (a)	981	2,992
Adamis Pharmaceuticals Corp. (a)	6,035	22,088
Aerie Pharmaceuticals, Inc. (a)	7,386	116,773
Agile Therapeutics, Inc. (a)(b)	4,900	43,267
Akorn, Inc. (a)(b)	28,315	1,126,654
Alcobra Pharma Ltd. (a)	4,528	34,775
Alexza Pharmaceuticals, Inc. (a)	2,516	2,969
Alimera Sciences, Inc. (a)	17,215	57,498
Amphastar Pharmaceuticals, Inc. (a)	11,727	150,926
ANI Pharmaceuticals, Inc. (a)	3,099	151,138
Apricus Biosciences, Inc. (a)(b)	9,297	15,898
Aratana Therapeutics, Inc. (a)	9,570	169,006
Assembly Biosciences, Inc. (a)(b)	4,565	62,586
AstraZeneca PLC rights (a)	3,011	0
Bio Path Holdings, Inc. (a)(b)	24,674	27,141
Biodelivery Sciences International, Inc. (a)(b)	15,383	103,835
Carbylan Therapeutics, Inc. (b)	10,117	54,935
Cardiome Pharma Corp. (a)(b)	5,554	49,431
Cempra, Inc. (a)(b)	10,759	370,110
Collegium Pharmaceutical, Inc. (b)	5,288	79,955
Concordia Healthcare Corp. (a)	9,144	713,049
Corcept Therapeutics, Inc. (a)(b)	26,791	133,955
Corium International, Inc. (a)	4,462	44,665
Cumberland Pharmaceuticals, Inc. (a)	4,718	28,402
CymaBay Therapeutics, Inc. (a)(b)	3,086	8,178
DepoMed, Inc. (a)	14,727	396,598
Dermira, Inc.	6,133	157,618
Dipexium Pharmaceuticals, Inc. (a)(b)	2,591	39,513
Durect Corp. (a)	26,846	55,303
Egalet Corp. (a)	3,982	44,638
Endo Health Solutions, Inc. (a)(b)	51,493	3,964,961
Endocyte, Inc. (a)(b)	14,909	78,570
Flamel Technologies SA sponsored ADR (a)(b)	10,053	222,674
Flex Pharma, Inc. (b)	4,665	56,120
Foamix Pharmaceuticals Ltd. (a)	7,609	77,307
GW Pharmaceuticals PLC ADR (a)(b)	3,135	333,407
Heska Corp. (a)	1,358	45,833
Horizon Pharma PLC (a)(b)	38,224	1,116,905
Impax Laboratories, Inc. (a)	17,630	722,125
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	40,228
IntelliPharmaCeutics International Corp. (a)	4,988	11,373
Intersect ENT, Inc. (a)	7,065	179,875
Intra-Cellular Therapies, Inc. (a)(b)	9,342	250,272
Jazz Pharmaceuticals PLC (a)	15,113	2,551,377
Juniper Pharmaceuticals, Inc. (a)	2,768	29,341
KemPharm, Inc.	3,480	68,243
Lipocine, Inc. (a)	5,021	73,909
Marinus Pharmaceuticals, Inc. (b)	4,794	64,383
MediWound Ltd. (a)(b)	5,594	40,109
Mylan N.V. (b)	121,445	6,022,458
Nektar Therapeutics (a)(b)	35,445	391,667
NeuroBioPharm, Inc. warrants (a)	427	0
NeuroDerm Ltd.	4,586	117,218
Ocera Therapeutics, Inc. (a)(b)	5,923	22,448
Ocular Therapeutix, Inc. (a)(b)	6,579	115,922
Omeros Corp. (a)(b)	9,071	127,810
Oramed Pharmaceuticals, Inc. (a)	2,551	14,337
Pacira Pharmaceuticals, Inc. (a)(b)	9,295	534,927
Pain Therapeutics, Inc. (a)	17,995	33,111
Paratek Pharmaceuticals, Inc. (a)(b)	4,542	118,001
Parnell Pharmaceuticals Holdings Ltd. (a)	1,667	6,718
Pernix Therapeutics Holdings, Inc. (a)	12,180	58,708
Phibro Animal Health Corp. Class A	4,453	157,191
Pozen, Inc. (a)(b)	7,750	67,658
ProPhase Labs, Inc. (a)	1,566	2,365
Relypsa, Inc. (a)(b)	11,036	253,387
Repros Therapeutics, Inc. (a)(b)	5,884	43,718
Revance Therapeutics, Inc. (a)(b)	6,267	189,639
Rock Creek Pharmaceuticals, Inc. (a)(b)	648	642
Sagent Pharmaceuticals, Inc. (a)	7,920	158,242
SciClone Pharmaceuticals, Inc. (a)(b)	14,352	112,807
Shire PLC sponsored ADR	12,293	2,851,976
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	1,576
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	11,216	301,262
Supernus Pharmaceuticals, Inc. (a)	12,699	230,487
Tetraphase Pharmaceuticals, Inc. (a)	8,885	385,698
The Medicines Company (a)	16,227	665,307
Theravance Biopharma, Inc. (a)(b)	9,722	141,552
Theravance, Inc. (b)	30,021	417,592
VIVUS, Inc. (a)(b)	35,567	40,191
XenoPort, Inc. (a)	17,876	120,663
Zogenix, Inc. (a)(b)	4,390	84,376
ZS Pharma, Inc. (a)	6,545	334,842
		28,397,459

TOTAL HEALTH CARE		314,725,909

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	5,871	141,198
American Science & Engineering, Inc.	1,772	69,657
API Technologies Corp. (a)	14,000	32,760
Arotech Corp. (a)	12,878	19,059
Astronics Corp. (a)	4,467	230,765
Astrotech Corp. (a)(b)	3,584	7,204
BE Aerospace, Inc.	26,054	1,270,133
Elbit Systems Ltd.	10,790	827,701
Erickson Air-Crane, Inc. (a)(b)	2,141	7,258
Innovative Solutions & Support, Inc. (a)(b)	1,668	4,720
KEYW Holding Corp. (a)(b)	9,521	79,976
KLX, Inc. (a)	13,274	519,013
Kratos Defense & Security Solutions, Inc. (a)(b)	14,096	65,405
LMI Aerospace, Inc. (a)	6,215	74,580
Taser International, Inc. (a)(b)	13,479	315,409
TAT Technologies Ltd. (a)	863	5,886
		3,670,724
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	16,842	153,094
Atlas Air Worldwide Holdings, Inc. (a)	6,455	266,656
C.H. Robinson Worldwide, Inc.	35,897	2,420,535
Echo Global Logistics, Inc. (a)(b)	6,972	162,169
Expeditors International of Washington, Inc.	46,728	2,288,270
Forward Air Corp.	8,029	361,466
Hub Group, Inc. Class A (a)	9,274	349,537
Park-Ohio Holdings Corp.	3,511	126,607
UTi Worldwide, Inc. (a)	28,298	201,482
		6,329,816
Airlines - 0.7%
Allegiant Travel Co.	4,086	830,520
American Airlines Group, Inc.	172,026	6,705,573
Hawaiian Holdings, Inc. (a)	12,472	282,616
JetBlue Airways Corp. (a)(b)	76,605	1,709,824
Republic Airways Holdings, Inc. (a)	7,179	22,111
Ryanair Holdings PLC sponsored ADR	27,510	2,006,855
SkyWest, Inc.	11,617	184,710
Spirit Airlines, Inc. (a)	17,775	910,969
Virgin America, Inc. (b)	9,795	319,611
		12,972,789
Building Products - 0.2%
AAON, Inc.	13,367	276,430
American Woodmark Corp. (a)	4,200	278,376
Apogee Enterprises, Inc.	7,403	386,066
Builders FirstSource, Inc. (a)	22,858	338,527
Caesarstone Sdot-Yam Ltd. (b)	8,607	342,473
China Ceramics Co. Ltd.	1,500	1,125
Gibraltar Industries, Inc. (a)	7,015	114,976
Insteel Industries, Inc.	6,078	105,210
Nortek, Inc. (a)(b)	4,021	328,958
Patrick Industries, Inc. (a)	3,634	137,329
PGT, Inc. (a)	12,588	168,302
Tecogen, Inc. New (a)(b)	3,759	15,149
Universal Forest Products, Inc.	4,974	298,738
		2,791,659
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	8,971	55,261
CECO Environmental Corp.	8,135	78,747
China Recycling Energy Corp. (a)	16,068	10,926
Cintas Corp. (b)	28,078	2,386,349
Copart, Inc. (a)	32,084	1,123,582
Essendant, Inc.	10,510	362,595
Fuel Tech, Inc. (a)	2,055	4,192
G&K Services, Inc. Class A	4,805	324,866
Healthcare Services Group, Inc.	17,374	580,987
Heritage-Crystal Clean, Inc. (a)	5,792	69,041
Herman Miller, Inc.	14,850	402,584
Hudson Technologies, Inc. (a)	9,731	30,361
Industrial Services of America, Inc. (a)	694	2,471
InnerWorkings, Inc. (a)	17,650	128,139
Interface, Inc.	16,009	388,058
Intersections, Inc. (a)(b)	1,282	2,551
Kimball International, Inc. Class B	10,718	117,148
MagneGas Corp. (a)	7,634	7,535
Matthews International Corp. Class A	8,832	448,489
McGrath RentCorp.	5,974	153,233
Mobile Mini, Inc.	11,481	390,469
Multi-Color Corp.	4,106	270,544
Performant Financial Corp. (a)(b)	14,422	37,497
Perma-Fix Environmental Services, Inc. (a)	973	3,863
Pointer Telocation Ltd. (a)	1,202	7,404
Quest Resource Holding Corp. (a)(b)	30,682	23,012
R.R. Donnelley & Sons Co. (b)	50,652	795,236
SP Plus Corp. (a)	6,525	149,879
Stericycle, Inc. (a)	20,859	2,944,039
Swisher Hygiene, Inc. (a)	1,825	2,190
Tetra Tech, Inc.	14,411	374,398
U.S. Ecology, Inc.	5,901	294,814
Virco Manufacturing Co. (a)	1,086	2,910
West Corp.	21,477	522,750
		12,496,120
Construction & Engineering - 0.0%
Abengoa SA sponsored ADR Class B (b)	4,224	24,879
Aegion Corp. (a)	10,110	186,024
Great Lakes Dredge & Dock Corp. (a)	18,939	105,111
Integrated Electrical Services, Inc. (a)	4,668	33,796
Layne Christensen Co. (a)	4,863	36,278
MYR Group, Inc. (a)	5,516	158,254
Northwest Pipe Co. (a)(b)	2,404	39,714
Primoris Services Corp.	13,729	252,202
Sterling Construction Co., Inc. (a)	3,450	16,008
		852,266
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	3,361
Allied Motion Technologies, Inc.	2,000	38,040
American Superconductor Corp. (a)(b)	6,555	35,725
Ballard Power Systems, Inc. (a)(b)	29,339	39,473
Blue Earth, Inc. (a)(b)	28,116	21,593
Broadwind Energy, Inc. (a)	1,948	6,195
Capstone Turbine Corp. (a)(b)	99,385	39,913
Encore Wire Corp.	5,469	177,578
Energous Corp. (a)(b)	2,121	15,314
Enphase Energy, Inc. (a)(b)	10,090	46,414
Franklin Electric Co., Inc.	11,982	350,953
FuelCell Energy, Inc. (a)(b)	75,772	62,535
Highpower International, Inc. (a)	2,296	5,028
Hydrogenics Corp. (a)(b)	2,694	25,027
Ideal Power, Inc. (a)(b)	3,212	23,769
Jinpan International Ltd.	5,036	19,389
LSI Industries, Inc.	7,559	71,735
MagneTek, Inc. (a)	748	37,415
Ocean Power Technologies, Inc. (a)	1,435	674
Pioneer Power Solutions, Inc. (a)	1,000	5,690
Plug Power, Inc. (a)(b)	47,637	81,459
Powell Industries, Inc.	3,423	100,499
Power Solutions International, Inc. (a)(b)	2,692	84,636
Preformed Line Products Co.	1,863	56,449
Real Goods Solar, Inc. (a)	296	370
Revolution Lighting Technologies, Inc. (a)(b)	32,251	33,864
SolarCity Corp. (a)(b)	23,799	1,149,016
Sunrun, Inc.	25,100	298,188
Ultralife Corp. (a)	1,473	6,393
Vicor Corp. (a)	8,971	87,557
		2,924,252
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	9,103	164,946
Machinery - 0.7%
Adept Technology, Inc. (a)(b)	5,250	37,275
Altra Industrial Motion Corp.	6,913	172,894
American Railcar Industries, Inc. (b)	5,347	221,687
ARC Group Worldwide, Inc. (a)	3,852	14,021
Astec Industries, Inc.	6,280	248,123
Blue Bird Corp. (a)(b)	5,556	65,672
Chart Industries, Inc. (a)	8,296	212,046
Cleantech Solutions International, Inc. (a)	197	284
Columbus McKinnon Corp. (NY Shares)	5,664	107,673
Commercial Vehicle Group, Inc. (a)	7,129	36,500
Dynamic Materials Corp.	4,562	51,687
Eastern Co.	2,159	35,537
Energy Recovery, Inc. (a)(b)	12,403	33,116
ExOne Co. (a)(b)	3,539	26,082
FreightCar America, Inc.	2,812	60,599
Gencor Industries, Inc. (a)	519	4,697
Hardinge, Inc.	3,857	39,611
Hurco Companies, Inc.	1,444	44,533
Jason Industries, Inc. (a)(b)	6,627	33,069
Key Technology, Inc. (a)	313	3,853
Kornit Digital Ltd. (a)(b)	8,976	109,956
L.B. Foster Co. Class A	2,834	50,814
Lincoln Electric Holdings, Inc.	18,310	1,073,882
Manitex International, Inc. (a)(b)	3,281	20,998
MFRI, Inc. (a)	997	5,414
Middleby Corp. (a)	14,141	1,535,006
NN, Inc.	6,536	158,237
Nordson Corp. (b)	14,945	994,141
Omega Flex, Inc.	2,669	81,832
PACCAR, Inc.	89,785	5,294,621
PMFG, Inc. (a)	4,099	26,725
RBC Bearings, Inc. (a)(b)	6,007	371,593
Sun Hydraulics Corp.	7,012	226,207
Tecumseh Products Co. (a)	1,527	7,604
TriMas Corp. (a)	10,878	198,415
Twin Disc, Inc.	3,944	55,177
Westport Innovations, Inc. (a)	15,220	53,879
Woodward, Inc.	16,471	751,078
		12,464,538
Marine - 0.0%
Diana Containerships, Inc. (b)	16,211	26,910
DryShips, Inc. (b)	196,761	89,743
Eagle Bulk Shipping, Inc. (a)(b)	10,568	75,456
Euroseas Ltd. (a)	273	1,373
Euroseas Ltd. rights 9/17/15(a)	273	109
Golden Ocean Group Ltd. (b)	7,697	23,476
Paragon Shipping, Inc. Class A (a)	5,459	3,712
Rand Logistics, Inc. (a)	1,744	4,290
Seanergy Martime Holdings Corp. (a)	799	671
Star Bulk Carriers Corp. (a)(b)	40,381	98,933
Ultrapetrol (Bahamas) Ltd. (a)(b)	32,074	16,262
		340,935
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	6,629	177,723
Acacia Research Corp.	12,179	115,944
Advisory Board Co. (a)	10,405	505,995
Barrett Business Services, Inc.	1,588	56,612
CRA International, Inc. (a)	2,842	64,570
Exponent, Inc.	7,123	304,508
Heidrick & Struggles International, Inc.	4,873	94,975
Hudson Global, Inc. (a)	2,817	7,268
Huron Consulting Group, Inc. (a)	5,566	402,923
ICF International, Inc. (a)	5,473	187,231
Kelly Services, Inc. Class A (non-vtg.)	9,780	141,321
Kforce, Inc.	7,675	205,613
Lightbridge Corp. (a)(b)	2,205	2,117
Marathon Patent Group, Inc. (a)(b)	6,000	13,740
Odyssey Marine Exploration, Inc. (a)(b)	6,577	1,855
Pendrell Corp. (a)	61,309	90,737
RCM Technologies, Inc. (a)	3,957	19,706
Resources Connection, Inc.	9,204	144,411
RPX Corp. (a)(b)	12,759	175,691
Towers Watson & Co.	17,071	2,026,840
Verisk Analytics, Inc. (a)	41,836	3,057,375
VSE Corp.	1,522	62,980
Willdan Group, Inc. (a)	2,439	22,049
		7,882,184
Road & Rail - 0.5%
AMERCO	4,883	1,828,976
ArcBest Corp.	7,291	210,564
Avis Budget Group, Inc. (a)	25,204	1,112,253
Covenant Transport Group, Inc. Class A (a)	4,105	96,837
Heartland Express, Inc.	21,254	430,181
J.B. Hunt Transport Services, Inc. (b)	28,426	2,068,844
Landstar System, Inc.	10,381	687,222
Marten Transport Ltd.	8,843	163,684
Old Dominion Freight Lines, Inc. (a)	20,711	1,377,074
P.A.M. Transportation Services, Inc. (a)	2,022	78,110
Patriot Transportation Holding, Inc. (a)	659	14,419
Providence & Worcester Railroad Co.	595	9,669
Saia, Inc. (a)	6,468	242,873
Student Transportation, Inc. (b)	24,659	101,777
U.S.A. Truck, Inc. (a)	2,505	49,474
Universal Truckload Services, Inc. (b)	8,229	161,535
Werner Enterprises, Inc.	17,998	476,767
YRC Worldwide, Inc. (a)	8,246	137,791
		9,248,050
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	12,042	436,523
DXP Enterprises, Inc. (a)	4,048	120,428
Essex Rental Corp. (a)	2,219	1,081
Fastenal Co. (b)	72,247	2,784,399
General Finance Corp. (a)	6,826	26,007
H&E Equipment Services, Inc.	9,778	202,502
HD Supply Holdings, Inc. (a)	48,253	1,592,349
Houston Wire & Cable Co.	3,327	25,418
Lawson Products, Inc. (a)(b)	2,169	50,733
Rush Enterprises, Inc.:
Class A (a)(b)	7,193	183,565
Class B (a)	3,552	80,275
Stock Building Supply Holdings, Inc. (a)	7,546	142,091
Titan Machinery, Inc. (a)(b)	5,811	67,582
Willis Lease Finance Corp. (a)	2,622	43,919
		5,756,872
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	1,286	53,742

TOTAL INDUSTRIALS		77,948,893

INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 3.8%
ADTRAN, Inc.	12,707	203,566
Alliance Fiber Optic Products, Inc.	5,233	98,694
Applied Optoelectronics, Inc. (a)	3,217	66,302
Arris Group, Inc. (a)(b)	35,841	946,919
AudioCodes Ltd. (a)	14,232	48,104
Aviat Networks, Inc. (a)	16,549	19,197
Bel Fuse, Inc.:
Class A	300	4,584
Class B (non-vtg.)	3,728	65,836
Black Box Corp.	3,826	58,920
Brocade Communications Systems, Inc.	103,146	1,098,505
CalAmp Corp. (a)	9,749	162,028
Ceragon Networks Ltd. (a)(b)	35,028	51,491
Cisco Systems, Inc. (b)	1,260,701	32,626,942
Clearfield, Inc. (a)(b)	3,434	58,344
ClearOne, Inc.	2,453	28,136
CommScope Holding Co., Inc. (a)	46,687	1,510,324
Communications Systems, Inc.	2,071	18,390
Comtech Telecommunications Corp.	4,060	108,321
Digi International, Inc. (a)	8,481	86,845
DragonWave, Inc. (a)	15,246	3,129
EchoStar Holding Corp. Class A (a)	11,779	525,343
EMCORE Corp. (a)	8,637	60,200
EXFO, Inc. (sub. vtg.) (a)	2,252	6,933
Extreme Networks, Inc. (a)	22,118	66,354
F5 Networks, Inc. (a)(b)	17,667	2,144,950
Finisar Corp. (a)	26,699	411,966
Gilat Satellite Networks Ltd. (a)	13,064	55,783
Harmonic, Inc. (a)	25,627	147,868
Infinera Corp. (a)(b)	33,184	724,075
InterDigital, Inc.	9,266	458,389
Ituran Location & Control Ltd.	5,894	142,576
Ixia (a)	19,693	304,651
KVH Industries, Inc. (a)	5,647	62,569
Lumentum Holdings, Inc. (a)	11,993	236,742
Mitel Networks Corp. (a)(b)	28,769	212,028
MRV Communications, Inc. (a)	1,761	36,171
NETGEAR, Inc. (a)(b)	8,304	252,276
Novatel Wireless, Inc. (a)(b)	11,045	30,705
NumereX Corp. Class A (a)	5,615	52,444
Oclaro, Inc. (a)(b)	28,120	76,486
Parkervision, Inc. (a)	10,867	2,391
PC-Tel, Inc.	4,801	26,261
Polycom, Inc. (a)	35,479	381,754
QUALCOMM, Inc.	403,941	22,854,982
Radware Ltd. (a)	11,915	221,738
Resonant, Inc. (a)(b)	2,072	10,878
ShoreTel, Inc. (a)	16,432	122,254
Sierra Wireless, Inc. (a)(b)	8,554	191,952
Silicom Ltd.	1,869	52,584
Sonus Networks, Inc. (a)	11,577	81,502
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	62,836	613,279
Tessco Technologies, Inc.	1,777	42,346
Ubiquiti Networks, Inc. (b)	21,787	766,031
UTStarcom Holdings Corp. (a)	8,881	17,851
ViaSat, Inc. (a)(b)	11,846	696,189
Viavi Solutions, Inc. (a)	59,968	322,028
Westell Technologies, Inc. Class A (a)	3,694	4,174
Wi-Lan, Inc.	35,463	72,511
xG Technology, Inc. (a)	479	176
Zhone Technologies, Inc. (a)	5,132	9,186
		69,763,153
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	6,720	69,014
CDW Corp.	42,084	1,672,839
China BAK Battery, Inc. (a)	782	1,556
ClearSign Combustion Corp. (a)	7,546	37,428
Cognex Corp.	21,230	754,939
Coherent, Inc. (a)	6,125	357,088
Control4 Corp. (a)(b)	5,633	50,528
CUI Global, Inc. (a)(b)	5,386	27,953
Daktronics, Inc.	12,976	112,761
Deswell Industries, Inc.	1,530	2,601
Digital Ally, Inc. (a)	179	1,493
DTS, Inc. (a)	4,569	121,216
Echelon Corp. (a)	3,399	1,903
Electro Rent Corp.	9,891	105,438
Electro Scientific Industries, Inc. (b)	8,358	38,781
FARO Technologies, Inc. (a)	4,279	166,239
FEI Co.	10,137	765,141
Flextronics International Ltd. (a)	136,287	1,432,376
FLIR Systems, Inc.	33,891	970,299
Frequency Electronics, Inc. (a)	801	8,963
GSI Group, Inc. (a)	11,770	152,892
Hollysys Automation Technologies Ltd.	15,314	268,761
I. D. Systems Inc. (a)(b)	5,073	19,024
Identiv, Inc. (a)(b)	2,829	13,155
II-VI, Inc. (a)	14,892	251,526
Insight Enterprises, Inc. (a)	9,786	247,684
IPG Photonics Corp. (a)(b)	13,008	1,098,135
Itron, Inc. (a)(b)	8,488	254,640
KEY Tronic Corp. (a)	2,433	25,303
Kimball Electronics, Inc. (a)	7,901	92,837
Littelfuse, Inc.	5,785	519,204
LoJack Corp. (a)	1,208	3,998
LRAD Corp. (a)	9,621	17,991
Magal Security Systems Ltd. (a)	2,752	11,421
Maxwell Technologies, Inc. (a)(b)	6,789	36,253
Mercury Systems, Inc. (a)	9,884	156,563
Mesa Laboratories, Inc.	1,031	111,760
MicroVision, Inc. (a)(b)	15,058	47,583
MOCON, Inc.	740	9,953
MTS Systems Corp.	4,089	243,459
Multi-Fineline Electronix, Inc. (a)	6,788	108,404
Napco Security Technolgies, Inc. (a)	2,823	16,882
National Instruments Corp.	31,678	925,314
Neonode, Inc. (a)(b)	11,949	35,011
NetList, Inc. (a)(b)	9,502	4,751
Newport Corp. (a)	10,526	161,048
Orbotech Ltd. (a)	11,444	190,657
OSI Systems, Inc. (a)	4,669	341,024
PC Connection, Inc.	7,997	168,497
PC Mall, Inc. (a)	4,541	44,411
Perceptron, Inc. (a)	1,645	16,615
Planar Systems, Inc. (a)(b)	5,212	28,666
Plexus Corp. (a)	8,201	312,212
RadiSys Corp. (a)	6,248	17,120
Research Frontiers, Inc. (a)(b)	7,119	37,873
Richardson Electronics Ltd.	2,997	18,641
RMG Networks Holding Corp. (a)	2,029	1,765
Rofin-Sinar Technologies, Inc. (a)(b)	7,210	183,639
Sanmina Corp. (a)(b)	19,456	374,333
ScanSource, Inc. (a)	7,643	291,963
Speed Commerce, Inc. (a)	10,191	1,683
Supercom Ltd. (a)	3,076	30,729
Tech Data Corp. (a)(b)	9,006	587,551
Trimble Navigation Ltd. (a)	63,843	1,206,633
TTM Technologies, Inc. (a)	25,222	172,014
Uni-Pixel, Inc. (a)(b)	2,687	3,117
Universal Display Corp. (a)	11,221	413,382
Wayside Technology Group, Inc.	1,282	22,166
Zebra Technologies Corp. Class A (a)(b)	12,710	1,053,405
		17,050,204
Internet Software & Services - 11.0%
21Vianet Group, Inc. ADR (a)	13,042	232,017
Actua Corp. (a)	11,523	163,972
Akamai Technologies, Inc. (a)	43,748	3,119,670
Alarm.com Holdings, Inc. (b)	11,931	203,066
Angie's List, Inc. (a)(b)	16,538	87,486
Apigee Corp. (b)	9,686	63,153
Autobytel, Inc. (a)	3,383	59,710
Baidu.com, Inc. sponsored ADR (a)	68,670	10,111,658
Bazaarvoice, Inc. (a)(b)	21,766	112,966
Benefitfocus, Inc. (a)(b)	7,655	280,785
Blucora, Inc. (a)(b)	11,226	156,715
Brightcove, Inc. (a)	9,792	52,191
BroadVision, Inc. (a)	599	3,600
Carbonite, Inc. (a)	8,804	96,932
China Finance Online Co. Ltd. ADR (a)(b)	3,815	14,154
ChinaCache International Holdings Ltd. sponsored ADR (a)	4,546	32,413
Cimpress NV (a)(b)	8,023	561,450
comScore, Inc. (a)(b)	10,410	543,506
Constant Contact, Inc. (a)	8,414	208,331
Cornerstone OnDemand, Inc. (a)	13,995	500,181
CoStar Group, Inc. (a)(b)	7,977	1,412,248
Criteo SA sponsored ADR (a)(b)	12,553	492,203
Cyren Ltd. (a)(b)	7,440	12,797
DealerTrack Holdings, Inc. (a)	13,557	850,837
EarthLink Holdings Corp.	25,538	214,264
eBay, Inc. (a)	300,390	8,143,573
eGain Communications Corp. (a)(b)	3,510	12,671
Endurance International Group Holdings, Inc. (a)(b)	34,183	522,658
Facebook, Inc. Class A (a)	557,494	49,856,688
Five9, Inc. (a)	13,232	52,002
GigaMedia Ltd. (a)	5,039	2,620
Global Sources Ltd. (a)	7,406	60,803
Gogo, Inc. (a)(b)	22,357	355,253
Google, Inc.:
Class A (a)(b)	71,506	46,323,017
Class C (b)	84,939	52,513,537
HomeAway, Inc. (a)	23,235	666,612
Hortonworks, Inc.	10,811	256,869
IAC/InterActiveCorp	18,544	1,294,371
Internap Network Services Corp. (a)	15,802	125,942
iPass, Inc. (a)	4,991	5,440
j2 Global, Inc.	11,742	817,008
Jiayuan.com International Ltd. sponsored ADR	5,298	32,053
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	1,555
Limelight Networks, Inc. (a)	26,651	63,163
Liquidity Services, Inc. (a)	7,569	56,768
LiveDeal, Inc. (a)(b)	1,819	3,038
LivePerson, Inc. (a)	14,793	135,356
LogMeIn, Inc. (a)	6,334	394,862
Marchex, Inc. Class B	10,178	40,407
Marketo, Inc. (a)(b)	10,976	307,438
MeetMe, Inc. (a)(b)	9,665	15,754
MercadoLibre, Inc. (b)	10,807	1,189,310
Momo, Inc. ADR (b)	10,979	128,015
Net Element International, Inc. (a)	9,087	1,801
NetEase, Inc. sponsored ADR (b)	18,638	2,072,173
NIC, Inc.	17,427	328,325
Perion Network Ltd. (a)	27,626	64,369
Points International Ltd. (a)	4,960	45,136
QuinStreet, Inc. (a)	11,402	62,711
Qumu Corp. (a)	2,780	12,844
RealNetworks, Inc. (a)	10,726	46,444
Reis, Inc.	3,313	82,494
Remark Media, Inc. (a)(b)	1,698	7,335
RetailMeNot, Inc. (a)	13,100	117,900
Rightside Group Ltd. (a)(b)	4,742	36,751
Rocket Fuel, Inc. (a)(b)	12,998	79,678
SciQuest, Inc. (a)(b)	6,325	69,449
Selectica, Inc. (a)	245	985
Sify Technologies Ltd. sponsored ADR	1,965	2,594
SINA Corp. (a)(b)	15,111	585,551
Sohu.com, Inc. (a)	10,092	477,654
SPS Commerce, Inc. (a)	4,362	296,703
Stamps.com, Inc. (a)	4,259	350,686
Support.com, Inc. (a)	10,212	12,969
Synacor, Inc. (a)	2,654	3,928
TechTarget, Inc. (a)	11,171	103,108
TheStreet.com, Inc.	8,907	15,587
Travelzoo, Inc. (a)	5,478	52,589
TrueCar, Inc. (a)(b)	21,948	129,713
Tucows, Inc. (a)(b)	2,593	67,211
United Online, Inc. (a)	4,366	47,546
Unwired Planet, Inc. (a)	19,751	15,208
VeriSign, Inc. (a)(b)	28,482	1,963,549
Viggle, Inc. (a)(b)	2,471	3,138
Web.com Group, Inc. (a)	12,588	271,020
WebMD Health Corp. (a)	9,884	406,529
Weibo Corp. sponsored ADR (a)	11,776	142,843
Wix.com Ltd. (a)	9,772	192,997
Xoom Corp. (a)(b)	9,347	232,086
Xunlei Ltd. sponsored ADR (a)(b)	4,460	35,279
Yahoo!, Inc. (a)	232,063	7,481,711
Yandex NV (a)(b)	64,356	785,143
YY, Inc. ADR (a)(b)	7,678	419,372
Zillow Group, Inc.(a)(b)	13,539	343,620
Zillow Group, Inc. Class C(a)(b)	29,084	717,211
		201,147,028
IT Services - 2.7%
6D Global Technologies, Inc. (a)(b)	22,206	53,516
Acxiom Corp. (a)	19,686	412,619
Amdocs Ltd.	38,174	2,183,935
Automatic Data Processing, Inc.	116,065	8,974,146
Blackhawk Network Holdings, Inc. (a)	13,739	542,828
BluePhoenix Solutions Ltd. (a)	284	426
Cardtronics, Inc. (a)(b)	10,615	366,218
Cass Information Systems, Inc.	3,100	149,420
China Information Technology, Inc. (a)	7,343	9,693
Cognizant Technology Solutions Corp. Class A (a)	151,372	9,527,354
Computer Task Group, Inc.	7,107	47,688
CSG Systems International, Inc.	8,639	267,031
Datalink Corp. (a)	6,118	35,484
Edgewater Technology, Inc. (a)	1,090	7,848
Euronet Worldwide, Inc. (a)	12,879	830,309
ExlService Holdings, Inc. (a)	8,743	316,322
Fiserv, Inc. (a)(b)	58,404	4,980,109
Forrester Research, Inc.	5,615	177,490
Hackett Group, Inc.	8,994	126,725
Information Services Group, Inc.	9,114	33,813
Innodata, Inc. (a)	1,720	4,111
InterCloud Systems, Inc. (a)(b)	12,476	23,330
Jack Henry & Associates, Inc.	20,060	1,363,278
JetPay Corp. (a)	3,116	9,192
Lionbridge Technologies, Inc. (a)	19,225	102,469
ManTech International Corp. Class A	4,934	135,142
Mattersight Corp. (a)	6,325	41,113
ModusLink Global Solutions, Inc. (a)(b)	17,854	56,240
MoneyGram International, Inc. (a)(b)	14,610	127,691
NCI, Inc. Class A	868	12,386
Net 1 UEPS Technologies, Inc. (a)	11,826	243,497
Paychex, Inc. (b)	89,306	3,988,406
PayPal Holdings, Inc. (a)	301,900	10,566,500
Perficient, Inc. (a)	8,944	148,113
PFSweb, Inc. (a)	4,209	54,927
Planet Payment, Inc. (a)	19,100	56,536
PRG-Schultz International, Inc. (a)	9,669	34,905
QIWI PLC Class B sponsored ADR (b)	9,760	255,224
Sabre Corp.	67,101	1,826,489
ServiceSource International, Inc. (a)(b)	24,340	115,372
Sykes Enterprises, Inc. (a)(b)	12,273	308,666
Syntel, Inc. (a)	20,912	929,538
Sysorex Global Holdings Corp. (a)(b)	2,625	4,148
Teletech Holdings, Inc.	12,231	330,849
Virtusa Corp. (a)	7,502	397,006
		50,178,102
Semiconductors & Semiconductor Equipment - 7.2%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	8,509
Advanced Energy Industries, Inc. (a)	10,737	260,587
Advanced Micro Devices, Inc. (a)(b)	198,128	358,612
Aixtron AG sponsored ADR (a)	4,986	31,711
Alpha & Omega Semiconductor Ltd. (a)	8,910	68,162
Altera Corp.	74,602	3,621,927
Ambarella, Inc. (a)(b)	7,697	736,064
Amkor Technology, Inc. (a)	61,441	331,781
Amtech Systems, Inc. (a)	3,169	17,303
ANADIGICS, Inc. (a)(b)	17,226	5,581
Analog Devices, Inc.	77,457	4,326,748
Applied Materials, Inc.	303,996	4,889,776
Applied Micro Circuits Corp. (a)(b)	20,999	122,844
ARM Holdings PLC sponsored ADR	31,992	1,348,783
Ascent Solar Technologies, Inc. (a)	198	22
ASML Holding NV (b)	16,952	1,542,971
Atmel Corp.	100,853	823,969
Avago Technologies Ltd. (b)	63,558	8,006,401
Axcelis Technologies, Inc. (a)	28,638	93,360
AXT, Inc. (a)	11,530	25,251
Broadcom Corp. Class A	136,933	7,075,328
Brooks Automation, Inc.	17,624	182,937
Cabot Microelectronics Corp. (a)	6,565	284,790
Camtek Ltd. (a)	16,454	44,097
Canadian Solar, Inc. (a)(b)	13,958	261,294
Cascade Microtech, Inc. (a)	4,124	63,592
Cavium, Inc. (a)(b)	13,546	921,399
Ceva, Inc. (a)	6,069	116,828
China Sunergy Co. Ltd. ADR (a)	811	1,168
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	8,525	158,480
Cirrus Logic, Inc. (a)(b)	16,077	484,882
Cohu, Inc.	6,110	59,267
Cree, Inc. (a)(b)	26,789	729,197
CVD Equipment Corp. (a)(b)	3,218	35,430
Cypress Semiconductor Corp.	79,881	798,810
Diodes, Inc. (a)	13,224	260,381
DSP Group, Inc. (a)	8,991	78,671
Entegris, Inc. (a)(b)	34,573	474,687
EZchip Semiconductor Ltd. (a)	8,027	183,979
Fairchild Semiconductor International, Inc. (a)	29,585	402,356
First Solar, Inc. (a)	24,811	1,186,958
FormFactor, Inc. (a)	13,707	91,152
GSI Technology, Inc. (a)	5,288	24,642
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	1,226	16,171
Himax Technologies, Inc. sponsored ADR (b)	28,928	200,182
Ikanos Communications, Inc. (a)	765	2,088
Integrated Device Technology, Inc. (a)	37,537	712,828
Integrated Silicon Solution, Inc.	8,077	177,452
Intel Corp. (b)	1,176,037	33,564,096
Intermolecular, Inc. (a)(b)	16,622	35,571
Intersil Corp. Class A	34,842	367,235
IXYS Corp.	9,471	111,663
JA Solar Holdings Co. Ltd. ADR (a)(b)	12,054	96,553
KLA-Tencor Corp. (b)	39,050	1,956,796
Kopin Corp. (a)	18,554	57,517
Kulicke & Soffa Industries, Inc. (a)	20,012	211,327
Lam Research Corp. (b)	38,891	2,830,098
Lattice Semiconductor Corp. (a)(b)	29,021	121,308
Linear Technology Corp.	58,024	2,337,207
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	13,622	401,985
Marvell Technology Group Ltd.	126,720	1,428,134
Mattson Technology, Inc. (a)	20,091	56,456
Maxim Integrated Products, Inc.	70,167	2,362,523
Mellanox Technologies Ltd. (a)	11,650	471,126
Microchip Technology, Inc.	48,877	2,077,273
Micron Technology, Inc. (a)	267,704	4,393,023
Microsemi Corp. (a)	23,417	743,724
MKS Instruments, Inc.	12,791	431,057
Monolithic Power Systems, Inc.	10,048	483,208
MoSys, Inc. (a)(b)	17,551	26,151
Nanometrics, Inc. (a)(b)	7,258	100,814
Nova Measuring Instruments Ltd. (a)	8,165	89,243
NVE Corp.	1,425	74,841
NVIDIA Corp.	133,106	2,992,223
NXP Semiconductors NV (a)(b)	62,338	5,276,912
O2Micro International Ltd. sponsored ADR (a)	3,450	7,728
Omnivision Technologies, Inc. (a)	14,871	355,417
ON Semiconductor Corp. (a)	104,258	996,185
PDF Solutions, Inc. (a)	7,944	96,758
Pericom Semiconductor Corp.	6,479	78,914
Photronics, Inc. (a)	18,338	167,059
Pixelworks, Inc. (a)(b)	4,972	23,219
PMC-Sierra, Inc. (a)	45,762	287,843
Power Integrations, Inc.	6,743	264,663
Qorvo, Inc. (a)	36,937	2,050,373
QuickLogic Corp. (a)(b)	20,189	27,255
Rambus, Inc. (a)(b)	29,519	396,440
Rubicon Technology, Inc. (a)(b)	5,346	7,484
SemiLEDs Corp. (a)	2,000	1,000
Semtech Corp. (a)(b)	16,851	285,624
Sigma Designs, Inc. (a)	9,840	96,924
Silicon Laboratories, Inc. (a)(b)	10,954	476,280
Silicon Motion Technology Corp. sponsored ADR	8,959	226,663
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	14,514	89,551
Skyworks Solutions, Inc. (b)	47,195	4,122,483
SolarEdge Technologies, Inc. (b)	10,234	257,078
SunEdison Semiconductor Ltd. (a)	10,404	124,848
SunPower Corp. (a)(b)	32,603	790,949
Synaptics, Inc. (a)(b)	8,848	620,156
Tessera Technologies, Inc.	12,776	418,286
Texas Instruments, Inc.	257,513	12,319,422
Tower Semiconductor Ltd. (a)	20,022	242,466
Ultra Clean Holdings, Inc. (a)	10,799	73,325
Ultratech, Inc. (a)(b)	7,128	122,602
Veeco Instruments, Inc. (a)(b)	10,840	250,079
Vimicro International Corp. sponsored ADR (a)(b)	5,829	62,662
Xcerra Corp. (a)	14,598	91,383
Xilinx, Inc.	63,281	2,650,841
		132,829,432
Software - 9.0%
ACI Worldwide, Inc. (a)	28,613	610,315
Activision Blizzard, Inc.	179,833	5,148,619
Adobe Systems, Inc. (a)	123,872	9,732,623
Allot Communications Ltd. (a)(b)	12,391	64,681
American Software, Inc. Class A	11,169	102,308
ANSYS, Inc. (a)(b)	22,039	1,952,655
Aspen Technology, Inc. (a)(b)	20,814	788,226
Attunity Ltd. (a)	4,559	60,088
Autodesk, Inc. (a)	56,208	2,627,724
Aware, Inc. (a)	5,225	16,720
Blackbaud, Inc.	12,048	688,423
Bottomline Technologies, Inc. (a)	10,713	286,466
BroadSoft, Inc. (a)	7,363	232,376
CA Technologies, Inc.	107,293	2,928,026
Cadence Design Systems, Inc. (a)(b)	71,603	1,433,492
Callidus Software, Inc. (a)	15,039	237,165
CDK Global, Inc.	39,624	1,962,973
Changyou.com Ltd. (A Shares) ADR (a)	4,507	94,602
Check Point Software Technologies Ltd. (a)(b)	44,711	3,487,905
Citrix Systems, Inc. (a)	39,546	2,693,478
Code Rebel Corp. (b)	3,829	54,755
CommVault Systems, Inc. (a)	11,287	404,526
Comverse, Inc. (a)	6,650	125,286
CounterPath Corp. (a)	9,524	4,476
Covisint Corp. (a)	9,689	26,160
CyberArk Software Ltd. (a)(b)	7,528	384,304
Datawatch Corp. (a)(b)	1,145	5,954
Descartes Systems Group, Inc. (a)	21,072	364,548
Digimarc Corp. (a)(b)	2,043	77,900
Digital Turbine, Inc. (a)(b)	14,965	39,059
Ebix, Inc. (b)	8,998	255,453
Electronic Arts, Inc. (a)	77,806	5,146,867
EnerNOC, Inc. (a)(b)	9,543	89,132
Envivio, Inc. (a)	4,709	8,759
EPIQ Systems, Inc.	11,102	141,217
ePlus, Inc. (a)	2,081	157,573
Evolving Systems, Inc.	3,865	23,113
FalconStor Software, Inc. (a)	4,107	7,064
FireEye, Inc. (a)(b)	38,387	1,450,261
Fortinet, Inc. (a)	42,288	1,782,016
Glu Mobile, Inc. (a)	34,484	158,282
Guidance Software, Inc. (a)(b)	7,186	51,021
Idreamsky Technology Ltd. ADR	4,037	44,488
Interactive Intelligence Group, Inc. (a)(b)	5,755	201,483
Intuit, Inc.	68,227	5,850,465
Jive Software, Inc. (a)	22,953	103,518
KongZhong Corp. sponsored ADR	10,863	70,827
Liquid Holdings Group, Inc. (a)	5,292	376
Magic Software Enterprises Ltd.	10,842	64,510
Majesco Entertainment Co. (a)	484	624
Manhattan Associates, Inc. (a)(b)	18,121	1,059,716
Materialise NV ADR (a)(b)	3,838	31,587
Mentor Graphics Corp.	29,591	764,631
Microsoft Corp.	2,005,991	87,300,728
MicroStrategy, Inc. Class A (a)	2,378	472,509
Mitek Systems, Inc. (a)(b)	10,386	34,274
MobileIron, Inc. (a)(b)	21,906	90,034
Monotype Imaging Holdings, Inc.	10,704	226,711
NetScout Systems, Inc. (a)	25,320	925,446
NetSol Technologies, Inc. (a)	2,141	10,063
NICE Systems Ltd. sponsored ADR (b)	9,665	594,977
Nuance Communications, Inc. (a)(b)	76,132	1,253,894
NXT-ID, Inc. (a)(b)	7,863	9,357
Open Text Corp. (b)	30,251	1,372,056
Parametric Technology Corp. (a)	28,033	928,453
Park City Group, Inc. (a)(b)	5,455	64,151
Paylocity Holding Corp. (a)(b)	12,508	413,014
Pegasystems, Inc.	19,768	484,514
Progress Software Corp. (a)	12,452	337,325
Proofpoint, Inc. (a)(b)	10,036	565,428
QAD, Inc. Class A	4,055	102,064
Qlik Technologies, Inc. (a)	22,377	847,193
Qualys, Inc. (a)(b)	8,964	260,494
Rapid7, Inc. (a)(b)	9,300	196,137
RealPage, Inc. (a)(b)	19,636	361,499
Rovi Corp. (a)(b)	23,435	259,425
Sapiens International Corp. NV	13,445	156,500
SeaChange International, Inc. (a)	9,998	60,388
Shanda Games Ltd. sponsored ADR (a)	15,892	102,821
Sky-mobi Ltd. ADR (a)	1,678	5,353
Smith Micro Software, Inc. (a)	2,943	2,325
Sonic Foundry, Inc. (a)	478	3,183
Sphere 3D Corp. (a)(b)	7,442	21,879
Splunk, Inc. (a)	30,792	1,908,180
SS&C Technologies Holdings, Inc.	23,921	1,620,409
Sungy Mobile Ltd. ADR (a)(b)	6,613	29,759
Symantec Corp.	167,889	3,440,046
Synchronoss Technologies, Inc. (a)(b)	11,145	450,147
Synopsys, Inc. (a)	37,859	1,776,723
Take-Two Interactive Software, Inc. (a)	21,326	621,226
Tangoe, Inc. (a)(b)	10,241	76,808
TeleCommunication Systems, Inc. Class A (a)	16,940	59,290
TeleNav, Inc. (a)	10,735	75,896
The9 Ltd. sponsored ADR (a)	1,168	1,483
TigerLogic Corp. (a)	4,013	1,043
TiVo, Inc. (a)(b)	15,651	142,424
Top Image Systems Ltd. (a)	2,532	9,647
Tubemogul, Inc. (a)(b)	9,297	102,825
Ultimate Software Group, Inc. (a)(b)	7,143	1,258,525
Upland Software, Inc.	6,211	48,881
Varonis Systems, Inc. (a)(b)	6,187	122,503
Vasco Data Security International, Inc. (a)(b)	9,867	164,976
Verint Systems, Inc. (a)	14,810	789,817
Voltari Corp. (a)(b)	3,627	24,337
Vringo, Inc. (a)(b)	14,917	8,970
Wave Systems Corp. Class A (a)	8,768	1,210
Yodlee, inc.	7,761	125,806
Zix Corp. (a)	18,885	82,716
Zynga, Inc. (a)	200,558	507,412
		165,012,070
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	1,428,514	161,079,202
Astro-Med, Inc.	2,287	31,881
Avid Technology, Inc. (a)	10,122	84,114
BlackBerry Ltd. (a)(b)	128,301	973,278
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,498
Concurrent Computer Corp.	867	4,664
Cray, Inc. (a)	9,567	202,725
Dot Hill Systems Corp. (a)	15,765	152,448
Electronics for Imaging, Inc. (a)	12,134	531,105
Hutchinson Technology, Inc. (a)(b)	4,355	6,533
Immersion Corp. (a)	8,073	93,566
Intevac, Inc. (a)	8,266	38,933
Logitech International SA	43,046	569,929
NetApp, Inc. (b)	76,771	2,453,601
On Track Innovations Ltd. (a)(b)	5,512	5,567
QLogic Corp. (a)	23,398	241,935
SanDisk Corp.	51,391	2,803,893
Seagate Technology LLC (b)	78,406	4,030,068
Silicon Graphics International Corp. (a)(b)	8,041	40,205
Smart Technologies, Inc. Class A (a)(b)	3,897	2,923
Stratasys Ltd. (a)(b)	12,432	381,165
Super Micro Computer, Inc. (a)	11,515	314,935
Transact Technologies, Inc.	1,837	13,796
U.S.A. Technologies, Inc. (a)(b)	9,132	28,583
Western Digital Corp.	57,127	4,682,129
		178,768,676

TOTAL INFORMATION TECHNOLOGY		814,748,665

MATERIALS - 0.7%
Chemicals - 0.4%
A. Schulman, Inc.	8,085	277,558
Balchem Corp. (b)	8,056	471,518
Burcon NutraScience Corp. (a)	2,165	3,769
Codexis, Inc. (a)	11,313	42,197
Fuwei Films Holdings Co. Ltd. (a)	926	963
Gulf Resources, Inc. (a)	9,279	15,774
Hawkins, Inc.	2,814	107,073
Innophos Holdings, Inc.	5,268	253,233
Innospec, Inc.	5,757	282,669
Marrone Bio Innovations, Inc. (a)(b)	5,015	10,231
Metabolix, Inc. (a)(b)	4,567	9,865
Methanex Corp.	21,875	895,219
Northern Technologies International Corp. (a)	492	7,680
Rentech, Inc. (a)	5,467	38,433
Senomyx, Inc. (a)(b)	14,455	96,270
Sigma Aldrich Corp.	29,280	4,081,925
Tantech Holdings Ltd. (a)(b)	5,755	178,923
		6,773,300
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	354
U.S. Concrete, Inc.(a)	3,586	185,683
United States Lime & Minerals, Inc.	2,209	108,771
		294,808
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	1,457	79,334
Silgan Holdings, Inc.	15,854	830,115
UFP Technologies, Inc. (a)	2,333	50,206
		959,655
Metals & Mining - 0.2%
Century Aluminum Co. (a)(b)	20,362	114,027
China Gerui Adv Mat Group Ltd. (a)	583	676
China Natural Resources, Inc. (a)	3,570	5,926
Globe Specialty Metals, Inc.	19,793	271,956
Handy & Harman Ltd. (a)	3,457	87,186
Haynes International, Inc.	3,976	151,963
Horsehead Holding Corp. (a)(b)	13,375	109,408
Kaiser Aluminum Corp.	4,332	362,069
Olympic Steel, Inc.	2,602	33,696
Pan American Silver Corp.	41,402	286,916
Randgold Resources Ltd. sponsored ADR (b)	11,779	710,156
Real Industries, Inc. (a)(b)	7,716	74,691
Royal Gold, Inc.	16,055	772,567
Schnitzer Steel Industries, Inc. Class A	7,480	129,479
Silver Standard Resources, Inc. (a)	23,206	149,679
Steel Dynamics, Inc.	59,524	1,159,528
Sutor Technology Group Ltd. (a)	1,189	1,415
Synalloy Corp.	3,081	30,071
Universal Stainless & Alloy Products, Inc. (a)	2,467	32,046
		4,483,455
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	16,673	190,906
Pope Resources, Inc. LP	734	48,077
		238,983

TOTAL MATERIALS		12,750,201

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
8x8, Inc. (a)(b)	21,962	169,766
Alaska Communication Systems Group, Inc. (a)	17,440	38,717
Atlantic Tele-Network, Inc.	4,454	318,238
B Communications Ltd.	6,305	108,698
Cogent Communications Group, Inc.	11,328	314,579
Consolidated Communications Holdings, Inc.	12,930	252,264
FairPoint Communications, Inc. (a)(b)	7,094	116,058
Frontier Communications Corp.	282,944	1,434,526
General Communications, Inc. Class A (a)	9,988	168,298
Hawaiian Telcom Holdco, Inc. (a)	4,794	105,516
inContact, Inc. (a)(b)	17,125	129,294
Inteliquent, Inc.	9,031	165,448
Internet Gold Golden Lines Ltd. (a)	2,697	18,609
Iridium Communications, Inc. (a)(b)	23,615	175,932
Lumos Networks Corp.	6,063	71,180
magicJack VocalTec Ltd. (a)(b)	3,477	31,606
ORBCOMM, Inc. (a)	21,408	130,375
pdvWireless (b)	3,699	118,257
Towerstream Corp. (a)(b)	16,138	24,046
Windstream Holdings, Inc. (b)	28,081	201,902
		4,093,309
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	2,365	43,043
Boingo Wireless, Inc. (a)	9,845	74,330
Leap Wireless International, Inc. rights (a)	9,737	24,537
NII Holdings, Inc. (a)	25,000	214,750
NTELOS Holdings Corp. (a)	4,893	44,869
Partner Communications Co. Ltd. ADR (a)	1,446	6,189
SBA Communications Corp. Class A (a)	31,664	3,742,685
Shenandoah Telecommunications Co.	5,885	227,691
Spok Holdings, Inc.	5,604	92,522
VimpelCom Ltd. sponsored ADR (b)	434,611	2,029,633
Vodafone Group PLC sponsored ADR (b)	105,217	3,627,882
		10,128,131

TOTAL TELECOMMUNICATION SERVICES		14,221,440

UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	9,912	381,216
Otter Tail Corp.	9,848	254,177
		635,393
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,749	35,697
RGC Resources, Inc.	598	12,582
		48,279
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (b)	25,799	587,185
Pattern Energy Group, Inc.	16,880	382,670
TerraForm Global, Inc. (b)	29,200	284,408
Terraform Power, Inc. (b)	19,850	446,625
		1,700,888
Water Utilities - 0.0%
Artesian Resources Corp. Class A	2,258	49,653
Cadiz, Inc. (a)(b)	3,182	25,551
Connecticut Water Service, Inc.	3,590	124,753
Consolidated Water Co., Inc.	2,427	25,799
Middlesex Water Co.	5,668	129,004
Pure Cycle Corp. (a)(b)	3,377	16,885
York Water Co.	3,411	72,416
		444,061

TOTAL UTILITIES		2,828,621

TOTAL COMMON STOCKS
(Cost $1,409,514,643)		1,803,536,725
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $8,560)	8,560	8,560

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $2,997,342)	3,000,000	2,997,897
	Shares	Value

Money Market Funds - 18.0%
Fidelity Cash Central Fund, 0.15% (d)	25,937,731	$25,937,731
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	305,069,090	305,069,090
TOTAL MONEY MARKET FUNDS
(Cost $331,006,821)		331,006,821
TOTAL INVESTMENT PORTFOLIO - 116.2%
(Cost $1,743,527,366)		2,137,550,003
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(298,516,182)
NET ASSETS - 100%		$1,839,033,821

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
411 CME E-mini NASDAQ 100 Index Contracts (United States)	Sept. 2015	35,113,785	$(35,033)

The face value of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,592,883.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,820
Fidelity Securities Lending Cash Central Fund	1,459,627
Total	$1,480,447

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$327,469,668	$327,469,668	$--	$--
Consumer Staples	104,359,181	104,359,181	--	--
Energy	11,992,874	11,992,874	--	--
Financials	122,491,273	122,491,273	--	--
Health Care	314,725,909	314,712,909	--	13,000
Industrials	77,948,893	77,948,784	109	--
Information Technology	814,748,665	814,748,665	--	--
Materials	12,750,201	12,750,201	--	--
Telecommunication Services	14,221,440	14,196,903	--	24,537
Utilities	2,828,621	2,828,621	--	--
Corporate Bonds	8,560	--	8,560	--
U.S. Government and Government Agency Obligations	2,997,897	--	2,997,897	--
Money Market Funds	331,006,821	331,006,821	--	--
Total Investments in Securities:	$2,137,550,003	$2,134,505,900	$3,006,566	$37,537
Derivative Instruments:
Liabilities
Futures Contracts	$(35,033)	$(35,033)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $1,751,915,990. Net unrealized appreciation aggregated $385,634,013, of which $500,512,796 related to appreciated investment securities and $114,878,783 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015